UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31
Date of reporting period: April 30, 2013

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Technical Opportunities Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Common Stocks 86.2%		$480,640,199

(Cost $408,509,964)

Consumer Discretionary 14.5%		80,814,783

Auto Components 0.2%
Aisin Seiki Company, Ltd.	36,900	1,333,163

Automobiles 0.2%
Daihatsu Motor Company, Ltd.	65,000	1,289,813

Hotels, Restaurants & Leisure 4.1%
Bally Technologies, Inc. (I)	51,400	2,738,592
Chuy's Holdings, Inc. (I)	129,500	4,234,650
Galaxy Entertainment Group, Ltd. (I)	658,000	2,938,571
Sands China, Ltd.	643,600	3,380,479
Starbucks Corp.	98,900	6,017,076
The Wendy's Company	592,400	3,370,756

Household Durables 0.5%
Sekisui House, Ltd.	113,000	1,696,430
Sony Corp.	82,500	1,347,226

Internet & Catalog Retail 1.2%
Amazon.com, Inc. (I)	15,330	3,890,907
TripAdvisor, Inc. (I)	52,700	2,770,966

Media 0.6%
DISH Network Corp., Class A	83,300	3,264,527

Multiline Retail 0.8%
Target Corp.	61,600	4,346,496

Specialty Retail 4.9%
Advance Auto Parts, Inc.	33,800	2,835,144
Cabela's, Inc. (I)(L)	55,000	3,531,000
GameStop Corp., Class A (L)	179,100	6,250,590
The Gap, Inc.	118,600	4,505,614
Tiffany & Company (L)	42,000	3,094,560
TJX Companies, Inc.	143,700	7,008,249

Textiles, Apparel & Luxury Goods 2.0%
Fifth & Pacific Companies, Inc. (I)	143,900	2,967,218
Michael Kors Holdings, Ltd. (I)	103,137	5,872,621
Prada SpA	238,500	2,130,135

Consumer Staples 14.2%		79,150,226

Beverages 3.6%
Beam, Inc.	99,000	6,406,290
Brown-Forman Corp., Class B	89,600	6,316,800
Companhia de Bebidas das Americas, ADR	178,500	7,500,570

Food & Staples Retailing 1.3%
CVS Caremark Corp.	74,900	4,357,682
Seven & I Holdings Company, Ltd.	73,300	2,821,651

Food Products 0.6%
The Hain Celestial Group, Inc. (I)(L)	52,700	3,438,675

Household Products 1.9%
The Procter & Gamble Company	137,600	10,563,552

Personal Products 1.6%
Avon Products, Inc.	127,700	2,957,532

1

Technical Opportunities Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Consumer Staples (continued)

The Estee Lauder Companies, Inc., Class A	84,400	$5,853,140

Tobacco 5.2%
Altria Group, Inc.	270,000	9,857,700
Lorillard, Inc.	188,700	8,093,343
Philip Morris International, Inc.	114,900	10,983,291

Energy 3.9%		21,901,946

Energy Equipment & Services 0.5%
Oceaneering International, Inc.	41,700	2,926,089

Oil, Gas & Consumable Fuels 3.4%
Cobalt International Energy, Inc. (I)	131,000	3,660,140
Falcon Oil & Gas, Ltd. (I)	259,800	50,286
Pioneer Natural Resources Company	29,640	3,622,897
Tesoro Corp.	79,300	4,234,620
Valero Energy Corp.	101,700	4,100,544
Western Refining, Inc. (L)	107,000	3,307,370

Financials 7.6%		42,212,474

Commercial Banks 1.2%
Mitsubishi UFJ Financial Group	423,900	2,869,264
Mizuho Financial Group, Inc.	1,204,200	2,660,620
The Bank of Yokohama, Ltd.	198,000	1,204,139

Consumer Finance 0.8%
Orient Corp. (I)	399,000	1,382,636
Portfolio Recovery Associates, Inc. (I)(L)	23,185	2,845,959

Insurance 2.4%
American International Group, Inc. (I)	143,800	5,956,196
Fidelity National Financial, Inc., Class A	103,000	2,765,550
MS&AD Insurance Group Holdings	63,500	1,703,277
Tokio Marine Holdings, Inc.	85,500	2,715,253

Real Estate Investment Trusts 2.4%
General Growth Properties, Inc.	278,500	6,327,520
Taubman Centers, Inc.	35,600	3,044,156
Unibail-Rodamco SE (L)	16,429	4,294,782

Real Estate Management & Development 0.8%
Hulic Company, Ltd. (I)	206,700	2,298,841
Mitsui Fudosan Company, Ltd.	63,000	2,144,281

Health Care 25.5%		142,123,698

Biotechnology 17.1%
Alkermes PLC (I)(L)	254,729	7,797,255
Amgen, Inc.	56,500	5,887,865
Arena Pharmaceuticals, Inc. (I)(L)	488,000	4,021,120
BioMarin Pharmaceutical, Inc. (I)	65,500	4,296,800
Cubist Pharmaceuticals, Inc. (I)	59,300	2,723,056
Gilead Sciences, Inc. (I)	167,400	8,477,136
Ironwood Pharmaceuticals, Inc. (I)(L)	54,400	827,424
Onyx Pharmaceuticals, Inc. (I)(L)	242,570	22,995,636
Regeneron Pharmaceuticals, Inc. (I)(L)	115,730	24,898,152
Sarepta Therapeutics, Inc. (I)(L)	63,100	1,832,424
Seattle Genetics, Inc. (I)(L)	112,230	4,146,899
TESARO, Inc. (I)	99,300	2,731,743
Vertex Pharmaceuticals, Inc. (I)	61,200	4,701,384

2

Technical Opportunities Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 1.8%
Boston Scientific Corp. (I)	534,600	$4,004,154
ICU Medical, Inc. (I)	51,700	3,114,925
Stryker Corp.	42,900	2,813,382

Health Care Providers & Services 0.8%
HCA Holdings, Inc.	112,600	4,491,614

Life Sciences Tools & Services 0.6%
Illumina, Inc. (I)	55,500	3,590,295

Pharmaceuticals 5.2%
Actavis, Inc. (I)	60,400	6,386,092
Bristol-Myers Squibb Company	142,100	5,644,212
Eli Lilly & Company	86,600	4,795,908
Hisamitsu Pharmaceutical Company, Inc.	44,000	2,593,279
Jazz Pharmaceuticals PLC (I)	88,800	5,181,480
Mylan, Inc. (I)	143,300	4,171,463

Industrials 7.1%		39,576,431

Aerospace & Defense 4.1%
Cubic Corp.	70,343	3,022,639
Rolls-Royce Holdings PLC	549,062	9,654,113
Safran SA	205,641	10,118,453

Airlines 0.8%
United Continental Holdings, Inc. (I)	135,500	4,376,650

Commercial Services & Supplies 0.6%
Stericycle, Inc. (I)(L)	31,100	3,368,752

Electrical Equipment 0.5%
Hubbell, Inc., Class B	29,300	2,811,628

Professional Services 0.5%
Nielsen Holdings NV	83,800	2,901,156

Road & Rail 0.6%
Hertz Global Holdings, Inc. (I)	138,000	3,323,040

Information Technology 11.7%		65,095,749

Electronic Equipment, Instruments & Components 0.5%
FEI Company	43,440	2,774,947

Internet Software & Services 5.3%
Facebook, Inc., Class A (I)	161,600	4,486,016
Internet Initiative Japan, Inc. (I)	37,200	1,507,726
j2 Global, Inc.	55,400	2,254,780
LinkedIn Corp., Class A (I)	93,570	17,973,861
Open Text Corp. (I)	48,000	3,138,720

IT Services 0.5%
Cap Gemini SA	59,765	2,749,699

Software 5.4%
Adobe Systems, Inc. (I)	86,300	3,890,404
Guidewire Software, Inc. (I)	224,500	8,997,960
Infoblox, Inc. (I)	59,600	1,317,756
NetSuite, Inc. (I)(L)	35,740	3,143,690
Salesforce.com, Inc. (I)	94,400	3,880,784
ServiceNow, Inc. (I)	107,090	4,386,406

3

Technical Opportunities Fund
As of 4-30-13 (Unaudited)

		Shares	Value
Information Technology (continued)

Sourcefire, Inc. (I)		48,500	$2,316,360
Splunk, Inc. (I)		55,800	2,276,640

Materials 0.6%			3,268,605

Chemicals 0.1%
Novozymes A/S, B shares		22,754	786,045

Containers & Packaging 0.5%
MeadWestvaco Corp.		72,000	2,482,560

Telecommunication Services 0.3%			1,750,040

Wireless Telecommunication Services 0.3%
Softbank Corp.		35,300	1,750,040

Utilities 0.8%			4,746,247

Electric Utilities 0.8%
Xcel Energy, Inc.		149,300	4,746,247

Preferred Securities 0.0%			$101,493

(Cost $99,589)

Industrials 0.0%			101,493

Aerospace & Defense 0.0%
Rolls-Royce Holdings PLC, C Shares		65,338,378	101,493

	Yield (%)	Shares	Value

Securities Lending Collateral 6.1%			$34,137,842

(Cost $34,127,377)

John Hancock Collateral Investment Trust (W)	0.2361 (Y)	3,410,851	34,137,842

Short-Term Investments 12.2%			$68,300,000

(Cost $68,300,000)

		Par value	Value

Repurchase Agreement 12.2%			68,300,000

Bank of America Tri-Party Repurchase Agreement dated 4-30-13 at 0.170% to be repurchased at $68,300,323 on 5-1-13, collateralized by $68,609,000 Federal
National Mortgage Association, 1.000% - 3.000% due 2-13-17 - 3-1-28 (valued at
$69,666,003 including interest)		$68,300,000	68,300,000

Total investments (Cost $511,036,930)† 104.5%			$583,179,534

Other assets and liabilities, net (4.5%)			($25,295,761)

Total net assets 100.0%			$557,883,773

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-13. Total value of securities on loan at 4-30-13 was $33,028,405.

4

Technical Opportunities Fund
As of 4-30-13 (Unaudited)

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $514,965,422. Net unrealized appreciation aggregated $68,214,112, of which $69,818,904 related to appreciated investment securities and $1,604,792 related to depreciated investment securities.

The Fund has the following country concentration as a percentage of net assets on 4-30-13:

United States	82.6%
Japan	5.6%
France	3.1%
Ireland	2.3%
United Kingdom	1.8%
Hong Kong	1.6%
Brazil	1.3%
Macau	0.6%
Canada	0.6%
Italy	0.4%
Denmark	0.1%

5

Technical Opportunities Fund
As of 4-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

6

Technical Opportunities Fund
As of 4-30-13 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

	Total Market
	Value at	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	4-30-13	Price	Observable Inputs	Unobservable Inputs
Common Stocks
Consumer Discretionary	$80,814,783	$66,698,966	$14,115,817	—
Consumer Staples	79,150,226	76,328,575	2,821,651	—
Energy	21,901,946	21,901,946	—	—
Financials	42,212,474	20,939,381	21,273,093	—
Health Care	142,123,698	139,530,419	2,593,279	—
Industrials	39,576,431	19,803,865	19,772,566	—
Information Technology	65,095,749	60,838,324	4,257,425	—
Materials	3,268,605	2,482,560	786,045	—
Telecommunication Services	1,750,040	—	1,750,040	—
Utilities	4,746,247	4,746,247	—	—
Preferred Securities
Industrials	101,493	—	101,493	—
Securities Lending Collateral	34,137,842	34,137,842	—	—
Short-Term Investments	68,300,000	—	68,300,000	—

Total Investments in Securities	$583,179,534	$447,408,125	$135,771,409	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q3 4/13
6/13

John Hancock

MUTUAL FUNDS

John Hancock

Short Duration Credit Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 43.6%				$502,206,186

(Cost $476,603,950)

Consumer Discretionary 7.4%				85,209,955

Auto Components 0.1%
The Goodyear Tire & Rubber Company	6.500	03/01/21	415,000	434,194
The Goodyear Tire & Rubber Company	7.000	05/15/22	190,000	205,438

Automobiles 0.5%
Chrysler Group LLC	8.000	06/15/19	465,000	520,800
Ford Motor Credit Company LLC	5.000	05/15/18	3,175,000	3,540,838
Ford Motor Credit Company LLC	8.125	01/15/20	1,200,000	1,544,317

Distributors 0.0%
Burlington Holdings LLC, PIK (S)	9.000	02/15/18	255,000	264,563

Diversified Consumer Services 0.1%
Coinstar, Inc. (S)	6.000	03/15/19	595,000	617,313
SSI Investments II, Ltd.	11.125	06/01/18	425,000	470,688
The ServiceMaster Company	7.450	08/15/27	250,000	219,688
The ServiceMaster Company	8.000	02/15/20	324,000	348,705

Health Care Equipment & Supplies 0.1%
Biomet, Inc. (S)	6.500	08/01/20	685,000	746,650

Hotels, Restaurants & Leisure 0.7%
Boyd Gaming Corp.	9.125	12/01/18	530,000	588,300
Isle of Capri Casinos, Inc. (S)	5.875	03/15/21	980,000	997,150
Landry's, Inc. (S)	9.375	05/01/20	585,000	644,231
Marriott International, Inc.	3.000	03/01/19	3,250,000	3,419,673
MGM Resorts International	6.625	12/15/21	670,000	727,788
MGM Resorts International	8.625	02/01/19	305,000	361,425
Pinnacle Entertainment, Inc.	8.750	05/15/20	625,000	692,188
RHP Hotel Properties LP (S)	5.000	04/15/21	490,000	501,025

Household Durables 0.1%
American Standard Americas (S)	10.750	01/15/16	260,000	273,325
Lennar Corp. (S)	4.750	11/15/22	440,000	443,300
Norcraft Companies LP	10.500	12/15/15	465,000	487,088

Household Products 0.0%
Spectrum Brands Escrow Corp. (S)	6.375	11/15/20	440,000	480,700

Media 4.3%
Allbritton Communications Company	8.000	05/15/18	480,000	520,800
AMC Networks, Inc.	7.750	07/15/21	375,000	431,250
British Sky Broadcasting Group PLC (S)	3.125	11/26/22	3,275,000	3,316,134
Cablevision Systems Corp.	7.750	04/15/18	615,000	700,331
CBS Corp.	4.850	07/01/42	3,375,000	3,500,722
CCO Holdings LLC	5.125	02/15/23	200,000	202,000
CCO Holdings LLC	6.625	01/31/22	645,000	709,500
Comcast Corp.	4.250	01/15/33	4,450,000	4,710,463
DIRECTV Holdings LLC	6.000	08/15/40	3,875,000	4,339,740
Discovery Communications LLC	3.300	05/15/22	3,250,000	3,399,256
DISH DBS Corp. (S)	5.000	03/15/23	1,820,000	1,765,400
DISH DBS Corp.	5.875	07/15/22	340,000	346,800
Globo Comunicacao e Participacoes SA (6.250% to
07/20/2015, then 9.375% thereafter) (P)(Q)	6.250	07/20/15	100,000	106,700
Gray Television, Inc.	7.500	10/01/20	550,000	596,750

1

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

Local TV Finance LLC (S)	9.250	06/15/15		375,000	$375,938
Mediacom LLC	7.250	02/15/22		570,000	629,850
Nara Cable Funding, Ltd. (S)	8.875	12/01/18		510,000	545,700
NBCUniversal Media LLC	4.375	04/01/21		3,250,000	3,749,665
News America, Inc.	6.650	11/15/37		2,725,000	3,520,368
Nexstar Broadcasting, Inc. (S)	6.875	11/15/20		470,000	500,550
Omnicom Group, Inc.	4.450	08/15/20		2,950,000	3,274,128
Pearson Funding Four PLC (S)	3.750	05/08/22		1,675,000	1,764,112
Quebecor Media, Inc. (S)	5.750	01/15/23		555,000	578,588
Radio One, Inc., PIK	12.500	05/24/16		740,496	751,603
Regal Entertainment Group	9.125	08/15/18		625,000	700,000
Sinclair Television Group, Inc. (S)	6.125	10/01/22		220,000	233,200
The Interpublic Group of Companies, Inc.	4.000	03/15/22		3,250,000	3,359,554
Time Warner, Inc.	7.700	05/01/32		2,425,000	3,454,371
Unitymedia KabelBW GmbH	9.500	03/15/21	EUR	300,000	459,286
Univision Communications, Inc. (S)	7.875	11/01/20		445,000	500,625
Univision Communications, Inc. (S)	8.500	05/15/21		575,000	641,125

Multiline Retail 0.8%
Macy's Retail Holdings, Inc.	3.875	01/15/22		4,575,000	4,898,992
Macy's Retail Holdings, Inc.	6.900	04/01/29		175,000	216,803
Nordstrom, Inc.	7.000	01/15/38		2,500,000	3,572,400

Specialty Retail 0.6%
AutoZone, Inc.	3.700	04/15/22		3,375,000	3,543,419
Claire's Stores, Inc.	8.875	03/15/19		525,000	563,063
Express LLC	8.750	03/01/18		490,000	532,875
GRD Holdings III Corp. (S)	10.750	06/01/19		280,000	300,650
L Brands, Inc.	6.950	03/01/33		125,000	131,406
Petco Holdings Inc., PIK (S)	8.500	10/15/17		275,000	287,031
RadioShack Corp.	6.750	05/15/19		250,000	187,188
The Home Depot, Inc.	2.700	04/01/23		1,525,000	1,553,281

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Company	6.875	05/01/22		500,000	558,125
Quiksilver, Inc.	6.875	04/15/15		650,000	650,826

Consumer Staples 3.3%					38,446,452

Beverages 0.6%
Constellation Brands, Inc.	3.750	05/01/21		50,000	50,813
Constellation Brands, Inc.	4.250	05/01/23		85,000	87,231
Diageo Investment Corp.	2.875	05/11/22		3,225,000	3,334,540
SABMiller Holdings, Inc. (S)	3.750	01/15/22		3,100,000	3,390,300

Food & Staples Retailing 0.5%
Bakkavor Finance 2 PLC	8.250	02/15/18	GBP	100,000	163,878
Cencosud SA (S)	5.500	01/20/21		150,000	162,797
CVS Caremark Corp.	4.125	05/15/21		3,250,000	3,669,283
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20		510,000	516,375
New Albertsons, Inc.	8.000	05/01/31		1,350,000	1,078,313

Food Products 0.8%
Boparan Finance PLC	9.750	04/30/18	EUR	225,000	333,546
Brickman Group Holdings, Inc. (S)	9.125	11/01/18		450,000	489,938
Chiquita Brands International, Inc. (S)	7.875	02/01/21		455,000	487,988
ConAgra Foods, Inc.	4.650	01/25/43		3,225,000	3,392,787
Corporacion Azucarera del Peru SA (S)	6.375	08/02/22		100,000	107,150

2

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Staples (continued)

Dean Foods Company	9.750	12/15/18		635,000	$738,981
Del Monte Corp.	7.625	02/15/19		745,000	794,356
Grupo Bimbo SAB de CV (S)	4.875	06/30/20		200,000	228,233
IOI Investment L BHD	4.375	06/27/22		200,000	209,157
Mriya Agro Holding PLC (S)	9.450	04/19/18		200,000	196,500
Pilgrim's Pride Corp.	7.875	12/15/18		495,000	537,075
Post Holdings, Inc.	7.375	02/15/22		700,000	777,000
Shearer's Foods LLC (S)	9.000	11/01/19		385,000	428,313
Smithfield Foods, Inc.	6.625	08/15/22		520,000	577,200

Household Products 0.1%
NBTY, Inc.	9.000	10/01/18		205,000	230,881
Reynolds Group Issuer, Inc.	9.875	08/15/19		635,000	712,788
The Sun Products Corp. (S)	7.750	03/15/21		505,000	521,413

Personal Products 0.1%
Albea Beauty Holdings SA	8.750	11/01/19	EUR	575,000	806,468
Elizabeth Arden, Inc.	7.375	03/15/21		475,000	532,000
Hypermarcas SA (S)	6.500	04/20/21		179,000	192,694

Tobacco 1.2%
Altria Group, Inc.	2.850	08/09/22		3,450,000	3,443,497
Lorillard Tobacco Company	8.125	06/23/19		2,655,000	3,399,539
Philip Morris International, Inc.	1.125	08/21/17		3,400,000	3,401,268
Reynolds American, Inc.	1.050	10/30/15		3,450,000	3,454,150

Energy 5.9%					67,563,830

Energy Equipment & Services 1.4%
Basic Energy Services, Inc.	7.750	02/15/19		475,000	496,375
Basic Energy Services, Inc.	7.750	10/15/22		400,000	421,000
Exterran Partners LP (S)	6.000	04/01/21		240,000	244,800
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02/11/20		200,000	206,500
Hercules Offshore, Inc. (S)	10.500	10/15/17		666,000	724,275
Hornbeck Offshore Services, Inc. (S)	5.000	03/01/21		300,000	301,500
National Oilwell Varco, Inc.	2.600	12/01/22		3,425,000	3,461,048
Noble Holding International, Ltd.	3.950	03/15/22		3,100,000	3,243,263
Offshore Group Investment, Ltd. (S)	7.125	04/01/23		540,000	561,600
Parker Drilling Company	9.125	04/01/18		550,000	602,250
SESI LLC	6.375	05/01/19		409,000	443,765
SESI LLC	7.125	12/15/21		320,000	364,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		750,000	815,625
Weatherford International, Ltd.	7.000	03/15/38		2,955,000	3,495,673

Oil, Gas & Consumable Fuels 4.5%
Access Midstream Partners LP	4.875	05/15/23		420,000	433,650
Anadarko Petroleum Corp.	6.375	09/15/17		2,725,000	3,261,934
Apache Corp.	2.625	01/15/23		1,725,000	1,710,608
Arch Coal, Inc.	7.250	06/15/21		370,000	338,550
Bonanza Creek Energy, Inc. (S)	6.750	04/15/21		425,000	448,375
Calumet Specialty Products Partners LP	9.375	05/01/19		205,000	229,600
Calumet Specialty Products Partners LP (S)	9.625	08/01/20		280,000	318,500
Chesapeake Energy Corp.	3.250	03/15/16		585,000	592,313
Cloud Peak Energy Resources LLC	8.500	12/15/19		505,000	552,975
CONSOL Energy, Inc.	8.250	04/01/20		575,000	644,000
Cosan Luxembourg SA (S)	5.000	03/14/23		200,000	203,700
Ecopetrol SA	7.625	07/23/19		25,000	31,875
El Paso Pipeline Partners Operating Company LLC	4.700	11/01/42		1,675,000	1,676,578

3

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Encana Corp.	6.625	08/15/37		3,175,000	$3,924,468
Enterprise Products Operating LLC	3.350	03/15/23		1,550,000	1,618,378
EP Energy LLC	6.875	05/01/19		385,000	421,575
EP Energy LLC	9.375	05/01/20		365,000	425,225
Forest Oil Corp.	7.250	06/15/19		490,000	496,125
Forest Oil Corp. (S)	7.500	09/15/20		460,000	489,900
Gazprom OAO (S)	4.950	02/06/28		214,000	213,786
Gazprom OAO	9.250	04/23/19		504,000	656,460
Indo Energy Finance II BV (S)	6.375	01/24/23		300,000	304,860
Intergas Finance BV	6.375	05/14/17		269,000	301,953
KazMunayGas National Company (S)	6.375	04/09/21		200,000	234,500
KazMunayGas National Company	6.375	04/09/21		350,000	410,375
KazMunayGas National Company (S)	9.125	07/02/18		745,000	951,738
KazMunayGas National Company	11.750	01/23/15		485,000	561,388
Kodiak Oil & Gas Corp. (S)	5.500	01/15/21		325,000	342,875
Laredo Petroleum, Inc.	7.375	05/01/22		295,000	324,500
Linn Energy LLC	7.750	02/01/21		560,000	613,200
MEG Energy Corp. (S)	6.375	01/30/23		660,000	696,300
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20		540,000	594,000
Novatek Finance, Ltd. (S)	6.604	02/03/21		218,000	253,752
Oasis Petroleum, Inc.	7.250	02/01/19		590,000	640,150
Peabody Energy Corp.	6.250	11/15/21		765,000	815,681
Pemex Project Funding Master Trust	6.625	06/15/35		596,000	750,399
Pertamina Persero PT	6.000	05/03/42		200,000	215,080
Petrobras International Finance Company	2.875	02/06/15		42,000	42,882
Petroleos de Venezuela SA	4.900	10/28/14		2,418,498	2,331,432
Petroleos de Venezuela SA	5.000	10/28/15		107,629	99,288
Petroleos de Venezuela SA	5.250	04/12/17		182,800	158,579
Petroleos de Venezuela SA	8.500	11/02/17		575,400	556,700
Petroleos Mexicanos (S)	7.650	11/24/21	MXN	5,250,000	500,374
Petroliam Nasional BHD	7.625	10/15/26		100,000	146,353
Petronas Capital, Ltd.	7.875	05/22/22		763,000	1,072,602
Phillips 66	4.300	04/01/22		3,175,000	3,544,773
Pioneer Natural Resources Company	7.500	01/15/20		2,650,000	3,420,352
Plains Exploration & Production Company	6.500	11/15/20		375,000	418,125
Plains Exploration & Production Company	6.625	05/01/21		350,000	390,250
QEP Resources, Inc.	5.375	10/01/22		485,000	516,525
Rosneft Oil Company	3.149	03/06/17		200,000	201,990
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21		590,000	610,650
Sabine Pass LNG LP	7.500	11/30/16		450,000	508,500
SandRidge Energy, Inc.	8.750	01/15/20		850,000	913,750
Sibur Securities, Ltd. (S)	3.914	01/31/18		200,000	196,550
Sinopec Capital 2013, Ltd. (S)	3.125	04/24/23		232,000	228,513
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22		200,000	214,763
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42		200,000	220,238
State Oil Company of the Azerbaijan Republic	5.450	02/09/17		200,000	214,500
TransCanada Pipelines, Ltd.	7.250	08/15/38		3,471,000	4,940,955
Valero Energy Corp.	6.625	06/15/37		2,750,000	3,465,061
Venoco, Inc.	8.875	02/15/19		350,000	352,625
Zhaikmunai LP (S)	7.125	11/13/19		200,000	216,500

4

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials 13.1%					$151,342,474

Capital Markets 0.8%
Alphabet Holding Company, Inc., PIK (S)	7.750	11/01/17		255,000	266,475
Morgan Stanley	4.875	11/01/22		4,575,000	4,932,518
The Goldman Sachs Group, Inc.	5.250	07/27/21		3,100,000	3,594,819

Commercial Banks 4.1%
Abbey National Treasury Services PLC	4.000	04/27/16		4,625,000	4,968,402
Banco de Credito del Peru (S)	4.250	04/01/23		43,000	43,151
Banco de Credito del Peru	5.375	09/16/20		60,000	66,000
Banco do Brasil SA/Cayman Island (6.250% to 04/15/2024,
then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24		200,000	199,700
Bancolombia SA	5.125	09/11/22		98,000	100,107
Bank of Nova Scotia	1.450	04/25/18		3,550,000	3,554,075
BBVA Banco Continental SA (S)	5.000	08/26/22		50,000	52,875
CIT Group, Inc.	5.000	08/15/22		310,000	346,734
CIT Group, Inc.	5.250	03/15/18		520,000	574,600
Fifth Third Bancorp	3.625	01/25/16		3,200,000	3,422,938
HSBC Holdings PLC	6.500	09/15/37		3,750,000	4,752,338
ICICI Bank, Ltd.	4.700	02/21/18		200,000	212,546
Intesa Sanpaolo SpA	3.125	01/15/16		8,100,000	8,097,060
LBG Capital No.1 PLC	6.439	05/23/20	EUR	400,000	546,534
Mizuho Corporate Bank, Ltd. (S)	2.950	10/17/22		3,300,000	3,300,046
PNC Bank NA	4.875	09/21/17		2,700,000	3,093,053
PNC Funding Corp.	5.125	02/08/20		1,625,000	1,926,301
Russian Agricultural Bank OJSC	7.750	05/29/18		226,000	264,985
Santander Holdings USA, Inc.	3.000	09/24/15		2,925,000	3,026,898
Societe Generale SA	2.750	10/12/17		4,750,000	4,932,277
Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%) (Q)(S)	6.409	01/30/17		3,500,000	3,598,238
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22		200,000	217,500
VTB Capital SA	6.875	05/29/18		234,000	262,431

Consumer Finance 0.6%
Ally Financial, Inc.	8.000	11/01/31		395,000	515,475
Capital One Financial Corp.	4.750	07/15/21		500,000	574,015
Capital One Financial Corp.	6.150	09/01/16		3,635,000	4,167,796
SLM Corp.	6.250	01/25/16		1,500,000	1,631,250

Diversified Financial Services 3.4%
Aviation Capital Group Corp. (S)	6.750	04/06/21		2,925,000	3,266,143
Bank of America Corp.	5.650	05/01/18		4,925,000	5,717,920
BM&FBovespa SA (S)	5.500	07/16/20		150,000	167,625
Citigroup, Inc.	5.000	09/15/14		2,350,000	2,463,726
Citigroup, Inc.	5.500	02/15/17		4,875,000	5,467,829
Citigroup, Inc.	8.500	05/22/19		1,075,000	1,446,246
Countrywide Financial Corp.	6.250	05/15/16		1,325,000	1,478,394
Dubai Holding Commercial Operations MTN, Ltd.	6.000	02/01/17	GBP	100,000	158,636
European Investment Bank (Z)	Zero	12/31/18	ZAR	1,480,000	120,185
European Investment Bank	6.500	12/15/15	RUB	1,350,000	44,124
General Electric Capital Corp.	6.750	03/15/32		1,225,000	1,603,689
Gruposura Finance (S)	5.700	05/18/21		201,000	223,110
Inter-American Development Bank (Z)	Zero	08/20/15	IDR	7,530,000,000	682,949
International Lease Finance Corp. (S)	6.500	09/01/14		3,100,000	3,317,000
International Lease Finance Corp.	8.250	12/15/20		501,000	626,250
JPMorgan Chase & Company	6.125	06/27/17		2,900,000	3,403,620

5

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Kinetic Concepts, Inc.	10.500	11/01/18	480,000	$538,800
Merrill Lynch & Company, Inc.	6.050	05/16/16	3,530,000	3,926,115
Nationstar Mortgage LLC (S)	6.500	07/01/21	305,000	319,869
Provident Funding Associates LP (S)	10.125	02/15/19	350,000	385,875
Provident Funding Associates LP (S)	10.250	04/15/17	200,000	223,500
Rabobank Nederland NV	3.950	11/09/22	3,325,000	3,428,068
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20	236,000	259,302
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	279,000	306,548

Insurance 2.5%
Aegon NV	4.625	12/01/15	3,025,000	3,290,329
AXA SA	8.600	12/15/30	2,895,000	3,734,816
Boardwalk Pipelines LP	3.375	02/01/23	2,550,000	2,543,867
Burlington Northern Santa Fe LLC	4.400	03/15/42	3,200,000	3,324,880
Fairfax Financial Holdings, Ltd. (S)	5.800	05/15/21	3,075,000	3,345,618
Fidelity National Financial, Inc.	6.600	05/15/17	2,550,000	2,903,953
Genworth Financial, Inc.	7.625	09/24/21	3,270,000	4,101,643
Hartford Financial Services Group, Inc.	6.000	01/15/19	2,950,000	3,567,379
ING US, Inc. (S)	2.900	02/15/18	2,223,000	2,275,325

Real Estate Investment Trusts 1.6%
Boston Properties LP	3.850	02/01/23	3,150,000	3,406,848
DDR Corp.	7.875	09/01/20	2,600,000	3,373,789
Kimco Realty Corp.	4.300	02/01/18	2,975,000	3,329,537
Simon Property Group LP	3.375	03/15/22	3,225,000	3,439,179
WEA Finance LLC (S)	6.750	09/02/19	3,950,000	4,907,223

Real Estate Management & Development 0.1%
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	50,000	54,494
BR Malls International Finance, Ltd. (Q)	8.500	01/21/16	60,000	65,394
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23	200,000	208,500
Emaar Sukuk, Ltd.	6.400	07/18/19	200,000	224,500
Kaisa Group Holdings, Ltd. (S)	8.875	03/19/18	200,000	213,000

Thrifts & Mortgage Finance 0.0%
Alfa Bank OJSC (S)	7.500	09/26/19	200,000	215,540

Health Care 2.5%				28,662,360

Health Care Equipment & Supplies 0.1%
Hologic, Inc.	6.250	08/01/20	450,000	486,000
Kinetic Concepts, Inc.	12.500	11/01/19	370,000	396,825
Universal Hospital Services, Inc.	7.625	08/15/20	280,000	303,100

Health Care Providers & Services 1.5%
Emergency Medical Services Corp.	8.125	06/01/19	575,000	636,813
Express Scripts Holding Company	4.750	11/15/21	2,975,000	3,438,746
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	550,000	629,750
HCA Holdings, Inc.	7.750	05/15/21	250,000	283,438
HCA, Inc.	7.500	02/15/22	650,000	776,750
Health Management Associates, Inc.	7.375	01/15/20	410,000	455,100
HealthSouth Corp.	8.125	02/15/20	375,000	417,188
Humana, Inc.	8.150	06/15/38	2,500,000	3,645,500
IASIS Healthcare LLC	8.375	05/15/19	685,000	724,388
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	615,000	661,125
Radiation Therapy Services, Inc.	9.875	04/15/17	475,000	285,000
United Surgical Partners International, Inc.	9.000	04/01/20	555,000	627,150
UnitedHealth Group, Inc.	5.800	03/15/36	4,030,000	5,009,810

6

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Health Care (continued)

Pharmaceuticals 0.9%
AbbVie, Inc. (S)	1.750	11/06/17		3,200,000	$3,247,923
Actavis, Inc.	3.250	10/01/22		3,325,000	3,313,446
Allergan, Inc.	3.375	09/15/20		3,050,000	3,324,308

Industrials 2.3%					26,541,957

Aerospace & Defense 0.4%
Erickson Air-Crane, Inc. (S)	8.250	05/01/20		495,000	504,900
L-3 Communications Corp.	4.750	07/15/20		3,125,000	3,482,422
TransDigm, Inc. (S)	5.500	10/15/20		375,000	400,313
Triumph Group, Inc.	8.625	07/15/18		325,000	360,750

Air Freight & Logistics 0.0%
Park-Ohio Industries, Inc.	8.125	04/01/21		275,000	303,188

Building Products 0.3%
Cleaver-Brooks, Inc. (S)	8.750	12/15/19		460,000	507,150
Griffon Corp.	7.125	04/01/18		700,000	761,250
Owens Corning	7.000	12/01/36		2,225,000	2,567,519

Commercial Services & Supplies 0.4%
Clean Harbors, Inc.	5.250	08/01/20		160,000	169,200
Mead Products LLC (S)	6.750	04/30/20		615,000	653,438
ServiceMaster Company (S)	7.000	08/15/20		175,000	181,344
TransUnion Holding Company, Inc.	9.625	06/15/18		170,000	186,575
Waste Management, Inc.	4.600	03/01/21		3,028,000	3,460,550

Construction & Engineering 0.1%
China Overseas Finance Cayman II, Ltd.	5.500	11/10/20		200,000	228,592
MasTec, Inc.	4.875	03/15/23		650,000	650,000
Yuksel Insaat AS	9.500	11/10/15		100,000	74,000

Containers & Packaging 0.1%
Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	550,000	803,998

Electrical Equipment 0.3%
ABB Finance USA, Inc.	2.875	05/08/22		3,375,000	3,484,016

Household Durables 0.0%
RSI Home Products, Inc. (S)	6.875	03/01/18		350,000	365,313

Industrial Conglomerates 0.0%
Odebrecht Finance, Ltd. (S)	5.125	06/26/22		200,000	214,000

Machinery 0.1%
The Manitowoc Company, Inc.	8.500	11/01/20		175,000	199,500
Xerium Technologies, Inc.	8.875	06/15/18		350,000	357,875

Road & Rail 0.5%
Canadian National Railway Company	2.850	12/15/21		4,850,000	5,094,983

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.750	04/15/17		500,000	554,375
American Builders & Contractors Supply Company, Inc. (S)	5.625	04/15/21		315,000	327,206
HD Supply, Inc. (S)	7.500	07/15/20		600,000	649,500

Information Technology 1.6%					18,856,372

Communications Equipment 0.3%
Cisco Systems, Inc.	5.500	01/15/40		2,700,000	3,358,592
CommScope, Inc. (S)	8.250	01/15/19		535,000	584,488

7

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

Computers & Peripherals 0.1%
Apple, Inc.	2.400	05/03/23	1,000,000	$1,001,857
NCR Corp. (S)	5.000	07/15/22	510,000	516,375

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc.	8.000	02/15/18	490,000	513,275

Internet Software & Services 0.1%
CyrusOne LP (S)	6.375	11/15/22	600,000	639,000
Tencent Holdings, Ltd. (S)	3.375	03/05/18	200,000	208,426
IT Services 0.3%
Cielo SA	3.750	11/16/22	200,000	194,700
iGATE Corp.	9.000	05/01/16	355,000	386,950
Western Union Company.	2.875	12/10/17	3,175,000	3,249,228

Semiconductors & Semiconductor Equipment 0.5%
Altera Corp.	1.750	05/15/17	4,825,000	4,933,780
Amkor Technology, Inc.	6.375	10/01/22	605,000	623,150
STATS ChipPAC, Ltd. (S)	4.500	03/20/18	200,000	203,250

Software 0.2%
First Data Corp. (S)	6.750	11/01/20	265,000	284,213
First Data Corp. (S)	7.375	06/15/19	225,000	244,688
First Data Corp.	12.625	01/15/21	600,000	651,000
Infor US, Inc.	11.500	07/15/18	630,000	743,400
Nuance Communications, Inc. (S)	5.375	08/15/20	500,000	520,000

Materials 2.5%				28,757,033

Chemicals 1.0%
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	100,000	105,875
Cabot Corp.	3.700	07/15/22	3,425,000	3,540,248
Eastman Chemical Company	3.600	08/15/22	3,175,000	3,370,475
Hexion US Finance Corp.	6.625	04/15/20	505,000	526,463
Hexion US Finance Corp. (S)	6.625	04/15/20	355,000	370,088
Ineos Finance PLC (S)	8.375	02/15/19	410,000	462,275
INEOS Group Holdings SA (S)	8.500	02/15/16	785,000	797,756
LyondellBasell Industries NV	6.000	11/15/21	585,000	709,879
Mexichem SAB de CV (S)	4.875	09/19/22	200,000	217,500
Momentive Performance Materials, Inc.	8.875	10/15/20	205,000	223,450
Trinseo Materials Operating SCA (S)	8.750	02/01/19	795,000	795,000

Construction Materials 0.0%
Cementos Pacasmayo SAA (S)	4.500	02/08/23	100,000	98,700
Cemex Finance LLC (S)	9.375	10/12/22	200,000	229,500
Votorantim Cimentos SA (S)	7.250	04/05/41	200,000	227,500

Containers & Packaging 0.1%
ARD Finance SA, PIK (S)	11.125	06/01/18	320,254	360,686
Cascades, Inc.	7.750	12/15/17	450,000	480,375
Sealed Air Corp. (S)	8.375	09/15/21	645,000	754,650

Metals & Mining 1.2%
APERAM (S)	7.375	04/01/16	200,000	202,000
APERAM (S)	7.750	04/01/18	250,000	245,625
Cia Minera Milpo SAA (S)	4.625	03/28/23	200,000	203,000
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22	469,000	471,507
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42	200,000	194,634

8

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Corporacion Nacional del Cobre de Chile	6.150	10/24/36		803,000	$1,004,116
Ferrexpo Finance PLC (S)	7.875	04/07/16		200,000	198,500
Freeport-McMoRan Copper & Gold, Inc. (S)	3.875	03/15/23		3,050,000	3,074,848
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20		200,000	192,384
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16		203,000	214,673
Newmont Mining Corp.	6.250	10/01/39		2,850,000	3,169,642
Samarco Mineracao SA (S)	4.125	11/01/22		200,000	196,250
Severstal OAO (S)	5.900	10/17/22		200,000	198,540
Southern Copper Corp.	5.250	11/08/42		100,000	96,455
Taseko Mines, Ltd.	7.750	04/15/19		625,000	634,375
Vale Overseas, Ltd.	5.625	09/15/19		2,775,000	3,194,905
Vedanta Resources PLC (S)	8.250	06/07/21		204,000	222,360
Volcan Cia Minera SAA (S)	5.375	02/02/22		58,000	62,640

Paper & Forest Products 0.2%
Ainsworth Lumber Company, Ltd. (S)	7.500	12/15/17		450,000	490,500
Louisiana-Pacific Corp.	7.500	06/01/20		600,000	681,000
Mercer International, Inc.	9.500	12/01/17		395,000	430,550
NewPage Corp. (H)	11.375	12/31/14		300,304	108,109

Telecommunication Services 2.4%					27,431,747

Diversified Telecommunication Services 1.4%
CenturyLink, Inc.	5.800	03/15/22		590,000	624,602
CenturyLink, Inc.	7.650	03/15/42		295,000	304,137
Cincinnati Bell, Inc.	8.375	10/15/20		610,000	654,225
Cincinnati Bell, Inc.	8.750	03/15/18		470,000	479,400
Crown Castle International Corp.	5.250	01/15/23		205,000	214,738
Frontier Communications Corp.	9.000	08/15/31		1,259,000	1,321,950
Intelsat Jackson Holdings SA	7.250	04/01/19		545,000	599,500
Level 3 Financing, Inc. (S)	7.000	06/01/20		635,000	671,513
Level 3 Financing, Inc.	10.000	02/01/18		375,000	412,969
Telecom Italia Capital SA	5.250	10/01/15		2,775,000	2,961,769
Telefonica Emisiones SAU	3.192	04/27/18		2,725,000	2,758,381
Telefonica Emisiones SAU	6.421	06/20/16		1,900,000	2,140,781
UPC Holding BV	6.375	09/15/22	EUR	850,000	1,133,401
Wind Acquisition Finance SA (S)	6.500	04/30/20		335,000	350,913
Wind Acquisition Finance SA (S)	11.750	07/15/17		100,000	107,250
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17		749,933	804,303
Windstream Corp.	7.500	04/01/23		835,000	910,150

Wireless Telecommunication Services 1.0%
America Movil SAB de CV	3.125	07/16/22		3,100,000	3,155,146
Cricket Communications, Inc.	7.750	10/15/20		675,000	686,813
Digicel Group, Ltd.	10.500	04/15/18		234,000	259,155
Matterhorn Midco & Cy SCA	7.750	02/15/20	EUR	150,000	202,481
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	250,000	356,400
Mobile Challenger Intermediate Group SA, PIK (S)	8.750	03/15/19	EUR	200,000	267,341
NII International Telecom Sarl (S)	11.375	08/15/19		320,000	369,600
Softbank Corp. (S)	4.500	04/15/20		360,000	372,984
Sprint Capital Corp.	8.750	03/15/32		1,210,000	1,430,825
Syniverse Holdings, Inc.	9.125	01/15/19		125,000	138,438
TBG Global Pte, Ltd. (S)	4.625	04/03/18		200,000	202,240
VimpelCom Holdings BV (S)	5.200	02/13/19		200,000	204,000
Vodafone Group PLC	1.500	02/19/18		3,325,000	3,336,342

9

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Utilities 2.6%					$29,394,006

Electric Utilities 1.7%
Centrais Eletricas Brasileiras SA	5.750	10/27/21		200,000	218,100
Edison Mission Energy (H)	7.000	05/15/17		1,275,000	729,938
Edison Mission Energy (H)	7.625	05/15/27		100,000	57,250
Emgesa SA ESP	8.750	01/25/21	COP	129,000,000	85,595
Emgesa SA ESP (S)	8.750	01/25/21	COP	176,000,000	116,781
Exelon Generation Company LLC	4.000	10/01/20		3,065,000	3,287,691
Georgia Power Company	4.300	03/15/42		4,725,000	4,946,272
Oncor Electric Delivery Company LLC	4.100	06/01/22		3,000,000	3,330,216
PacifiCorp	4.100	02/01/42		3,075,000	3,244,223
PPL Energy Supply LLC	4.600	12/15/21		3,200,000	3,454,099

Gas Utilities 0.3%
Empresa de Energia de Bogota SA (S)	6.125	11/10/21		200,000	222,500
EQT Corp.	8.125	06/01/19		2,725,000	3,405,111

Independent Power Producers & Energy Traders 0.3%
AES Corp.	7.375	07/01/21		375,000	446,250
Calpine Corp. (S)	7.500	02/15/21		202,000	228,260
Calpine Corp. (S)	7.875	01/15/23		212,000	242,740
Empresas Publicas de Medellin ESP (S)	8.375	02/01/21	COP	220,000,000	141,698
Empresas Publicas de Medellin ESP	8.375	02/01/21	COP	48,000,000	30,916
GenOn Energy, Inc.	9.500	10/15/18		795,000	944,063
NRG Energy, Inc.	8.500	06/15/19		400,000	442,000
The AES Corp.	8.000	06/01/20		300,000	363,750

Multi-Utilities 0.3%
MidAmerican Energy Holdings Company	5.750	04/01/18		2,870,000	3,456,553

U.S. Government & Agency Obligations 3.2%					$37,055,475

(Cost $36,954,011)

U.S. Government Agency 3.2%					37,055,475

Federal Home Loan Mortgage Corp.
Freddie Mac Pool (P)	2.752	11/01/36		437,856	463,768
Freddie Mac Pool (P)	3.164	07/01/38		2,352,079	2,464,136
Freddie Mac Pool (C)	4.500	TBA		1,000,000	1,070,547
Freddie Mac Pool (P)	5.502	01/01/37		415,921	444,060
Federal National Mortgage Association
Fannie Mae Pool (P)	2.664	04/01/37		1,772,027	1,905,482
Fannie Mae Pool (P)	2.816	11/01/35		454,649	481,261
Fannie Mae Pool (P)	2.927	12/01/42		464,098	489,183
Fannie Mae Pool (C)	3.000	TBA		2,300,000	2,412,465
Fannie Mae Pool (C)	3.500	TBA		900,000	956,250
Fannie Mae Pool (C)	3.500	TBA		5,050,000	5,379,829
Fannie Mae Pool (C)	4.000	TBA		3,300,000	3,531,258
Fannie Mae Pool	4.000	08/01/25		563,258	601,497
Fannie Mae Pool (P)	4.071	10/01/38		737,472	781,828
Fannie Mae Pool (C)	4.500	TBA		6,775,000	7,299,380
Fannie Mae Pool (C)	5.000	TBA		2,400,000	2,591,703
Fannie Mae Pool (C)	5.500	TBA		1,800,000	1,957,358
Fannie Mae Pool (P)	5.849	01/01/37		413,024	440,171
Fannie Mae Pool	6.500	01/01/37		983,862	1,101,852

10

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

U.S. Government Agency (continued)

Government National Mortgage Association
Ginnie Mae Pool (C)	4.000	TBA		2,000,000	$2,188,750
Ginnie Mae Pool	6.000	08/15/35		438,559	494,697

Foreign Government Obligations 8.0%					$92,586,979

(Cost $88,227,748)

Brazil 0.7%					8,056,993

Federative Republic of Brazil
Bond	2.625	01/05/23		917,000	914,249
Bond	6.000	08/15/20	BRL	120,000	157,908
Bond	7.125	01/20/37		1,207,000	1,771,273
Bond	8.250	01/20/34		644,000	1,032,976
Note	5.875	01/15/19		439,000	536,897
Note	6.000	05/15/15	BRL	87,000	107,760
Note	6.000	08/15/16	BRL	271,000	338,715
Note	6.000	08/15/22	BRL	88,000	117,521
Note	10.000	01/01/17	BRL	3,029,000	1,611,919
Note	10.000	01/01/21	BRL	427,000	226,863
Note	10.000	01/01/23	BRL	2,349,000	1,240,912

Chile 0.0%					121,980

Republic of Chile
Bond	3.250	09/14/21		114,000	121,980

Colombia 0.5%					5,210,632

Bogota Distrito Capital
Note	9.750	07/26/28	COP	2,465,000,000	2,047,948
Republic of Colombia
Bond	7.375	09/18/37		1,478,000	2,237,692
Bond	8.125	05/21/24		476,000	701,624
Bond	12.000	10/22/15	COP	341,000,000	223,368

Costa Rica 0.0%					280,953

Republic of Costa Rica
Bond (S)	4.375	04/30/25		279,000	280,953

Croatia 0.1%					1,262,355

Republic of Croatia
Bond (S)	5.500	04/04/23		361,000	383,436
Bond (S)	6.250	04/27/17		255,000	280,587
Bond	6.375	03/24/21		230,000	259,900
Bond	6.625	07/14/20		297,000	338,432

Dominican Republic 0.1%					956,802

Government of Dominican Republic
Bond (S)	5.875	04/18/24		278,000	284,950
Bond	7.500	05/06/21		552,000	633,972
Bond	9.040	01/23/18		33,882	37,880

11

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

El Salvador 0.1%					$712,185

Republic of El Salvador
Bond (S)	7.375	12/01/19		180,000	213,750
Bond	7.650	06/15/35		227,000	262,185
Bond	8.250	04/10/32		189,000	236,250

Guatemala 0.0%					456,750

Republic of Guatemala
Bond (S)	4.875	02/13/28		450,000	456,750

Hungary 0.3%					2,896,466

Republic of Hungary
Bond	3.500	07/18/16	EUR	272,000	356,312
Bond	4.125	02/19/18		62,000	62,620
Bond	4.375	07/04/17	EUR	158,000	210,159
Bond	5.000	03/30/16	GBP	37,000	56,823
Bond	5.375	02/21/23		48,000	49,487
Bond	5.500	02/12/14	HUF	7,190,000	31,946
Bond	5.500	05/06/14	GBP	11,000	17,229
Bond	5.750	06/11/18	EUR	41,000	57,589
Bond	6.375	03/29/21		1,020,000	1,141,176
Bond	6.750	02/24/17	HUF	15,210,000	71,267
Bond	6.750	11/24/17	HUF	32,570,000	153,864
Bond	7.000	06/24/22	HUF	35,660,000	175,038
Bond	7.500	10/24/13	HUF	4,080,000	18,215
Bond	7.625	03/29/41		158,000	185,453
Bond	7.750	08/24/15	HUF	65,450,000	309,288

Indonesia 0.5%					5,550,872

Republic of Indonesia
Bond (S)	3.375	04/15/23		841,000	858,871
Bond	5.250	05/15/18	IDR	830,000,000	86,655
Bond	5.625	05/15/23	IDR	700,000,000	72,751
Bond	5.875	03/13/20		104,000	123,500
Bond	7.000	05/15/22	IDR	600,000,000	68,478
Bond	7.750	01/17/38		123,000	182,655
Bond	8.500	10/12/35		1,575,000	2,447,156
Bond (S)	11.625	03/04/19		575,000	852,438
Bond	11.625	03/04/19		579,000	858,368

Iraq 0.1%					1,037,513

Republic of Iraq
Bond	5.800	01/15/28		1,137,000	1,037,513

Lithuania 0.2%					2,112,301

Republic of Lithuania
Bond	6.125	03/09/21		933,000	1,146,424
Bond (S)	6.625	02/01/22		554,000	707,181
Bond	7.375	02/11/20		200,000	258,696

Malaysia 0.4%					4,372,555

Government of Malaysia
Bond	3.172	07/15/16	MYR	1,780,000	588,442
Bond	3.197	10/15/15	MYR	235,000	77,585
Bond	3.314	10/31/17	MYR	470,000	155,272
Bond	3.418	08/15/22	MYR	610,000	200,731
Bond	3.580	09/28/18	MYR	120,000	40,077

12

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Malaysia (continued)

Bond	3.835	08/12/15	MYR	2,980,000	$998,852
Bond	4.012	09/15/17	MYR	3,170,000	1,076,748
Bond	4.160	07/15/21	MYR	220,000	76,349
Bond	4.262	09/15/16	MYR	2,185,000	746,876
Bond	4.392	04/15/26	MYR	360,000	128,006
Bond	4.646	07/06/21		250,000	283,617

Mexico 0.9%					10,326,900

Government of Mexico
Bond	2.000	06/09/22	MXN	2,480,790	220,922
Bond	2.500	12/10/20	MXN	10,579,403	967,371
Bond	3.500	12/14/17	MXN	1,690,318	155,922
Bond	4.000	06/13/19	MXN	1,640,603	160,219
Bond	5.000	06/16/16	MXN	10,872,723	1,008,901
Bond	5.000	06/15/17	MXN	40,000	3,403
Bond	5.125	01/15/20		14,000	16,730
Bond	5.750	10/12/10		794,000	935,332
Bond	6.050	01/11/40		1,820,000	2,393,300
Bond	6.250	06/16/16	MXN	1,270,000	111,293
Bond	6.500	06/10/21	MXN	1,911,000	179,461
Bond	6.500	06/09/22	MXN	13,926,000	1,318,381
Bond	6.750	09/27/34		588,000	821,730
Bond	7.500	06/03/27	MXN	320,000	33,638
Bond	7.750	12/14/17	MXN	3,010,000	285,430
Bond	7.750	05/29/31	MXN	9,778,000	1,059,799
Bond	8.000	12/17/15	MXN	7,241,000	655,068

Morocco 0.0%					482,893

Kingdom of Morocco
Bond (S)	4.250	12/11/22		466,000	482,893

Panama 0.2%					2,852,639

Republic of Panama
Bond	5.200	01/30/20		655,000	778,140
Bond	6.700	01/26/36		393,000	546,860
Bond	8.875	09/30/27		217,000	346,875
Bond	9.375	04/01/29		696,000	1,180,764

Peru 0.1%					1,490,846

Republic of Peru
Bond	5.625	11/18/50		271,000	347,558
Bond	7.350	07/21/25		275,000	399,438
Bond	8.750	11/21/33		435,000	743,850

Philippines 0.2%					2,231,595

Republic of Philippines
Bond	7.750	01/14/31		1,473,000	2,231,595

Poland 0.5%					6,190,290

Republic of Poland
Bond (Z)	Zero	07/25/13	PLN	570,000	179,324
Bond (Z)	Zero	01/25/14	PLN	2,840,000	880,442
Bond (Z)	Zero	07/25/14	PLN	70,000	21,455
Bond	3.000	08/24/16	PLN	1,987,908	670,007
Bond	3.750	04/25/18	PLN	1,440,000	475,974
Bond	4.000	10/25/23	PLN	500,000	168,647

13

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Poland (continued)

Bond	5.000	10/24/13	PLN	510,000	$163,046
Bond	5.000	04/25/16	PLN	680,000	229,511
Bond	5.000	03/23/22		707,000	825,458
Bond	5.125	04/21/21		569,000	668,592
Bond	5.750	04/25/14	PLN	250,000	81,452
Bond	5.750	10/25/21	PLN	100,000	37,723
Bond	6.250	10/24/15	PLN	90,000	30,906
Bond	6.375	07/15/19		1,418,000	1,757,753

Qatar 0.1%					883,422

Government of Qatar
Bond	5.750	01/20/42		229,000	290,830
Bond	6.550	04/09/19		255,000	318,431
Bond	9.750	06/15/30		157,000	274,161

Romania 0.1%					813,337

Government of Romania
Bond (S)	4.375	08/22/23		298,000	308,415
Bond	5.850	07/28/14	RON	20,000	6,157
Bond	6.000	10/19/13	RON	100,000	30,586
Bond	6.750	02/07/22		382,000	468,179

Russia 0.7%					8,097,653

Government of Russia
Bond	6.200	01/31/18	RUB	1,000,000	32,440
Bond	7.000	06/03/15	RUB	20,910,000	687,793
Bond	7.000	11/24/21	RUB	4,780,000	154,220
Bond	7.000	01/25/23	RUB	5,820,000	194,784
Bond	7.100	03/13/14	RUB	3,450,000	112,146
Bond	7.350	01/20/16	RUB	22,820,000	761,174
Bond	7.500	03/15/18	RUB	4,100,000	140,247
Bond	7.500	02/27/19	RUB	5,000,000	172,238
Bond	7.600	04/14/21	RUB	16,300,000	566,384
Bond	7.600	07/20/22	RUB	8,320,000	291,281
Eurobond	7.500	03/31/30		2,814,510	3,540,654
Eurobond	7.850	03/10/18	RUB	10,000,000	346,692
Eurobond	12.750	06/24/28		560,000	1,097,600

Slovakia 0.0%					505,468

Government of Slovakia
Bond (S)	4.375	05/21/22		461,000	505,468

South Africa 0.5%					5,922,803

Republic of South Africa
Bond	4.665	01/17/24		191,000	213,443
Bond	5.500	03/09/20		1,232,000	1,450,680
Bond	6.250	03/31/36	ZAR	920,000	87,936
Bond	6.750	03/31/21	ZAR	12,090,000	1,406,447
Bond	6.875	05/27/19		183,000	228,293
Bond	7.000	02/28/31	ZAR	2,930,000	316,757
Bond	8.000	12/21/18	ZAR	6,520,000	803,093
Bond	8.250	09/15/17	ZAR	390,000	47,864
Bond	10.500	12/21/26	ZAR	4,360,000	645,922
Bond	13.500	09/15/15	ZAR	5,485,000	722,368

14

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Thailand 0.2%					$2,263,917

Kingdom of Thailand
Bond	1.200	07/14/21	THB	13,822,303	482,648
Bond	2.800	10/10/17	THB	2,320,000	78,410
Bond	3.125	12/11/15	THB	12,370,000	424,365
Bond	3.250	06/16/17	THB	18,840,000	648,994
Bond	3.580	12/17/27	THB	2,660,000	91,190
Bond	3.625	05/22/15	THB	9,370,000	324,260
Bond	3.650	12/17/21	THB	6,140,000	214,050

Turkey 0.8%					9,773,950

Republic of Turkey
Bond	3.250	03/23/23		1,060,000	1,045,425
Bond	4.000	04/29/15	TRY	467,398	281,573
Bond	4.500	02/11/15	TRY	535,377	322,973
Bond	4.875	04/16/43		200,000	204,500
Bond	5.125	03/25/22		226,000	258,205
Bond	5.625	03/30/21		175,000	205,188
Bond	6.000	01/14/41		200,000	240,500
Bond	6.250	09/26/22		485,000	597,763
Bond	6.500	01/07/15	TRY	600,000	341,710
Bond	6.750	04/03/18		317,000	378,023
Bond	7.000	09/26/16		108,000	125,145
Bond	7.000	03/11/19		300,000	369,390
Bond	7.000	06/05/20		83,000	104,165
Bond	7.100	03/08/23	TRY	580,000	345,687
Bond	7.250	03/05/38		493,000	676,643
Bond	7.500	09/24/14	TRY	860,000	494,581
Bond	7.500	07/14/17		103,000	124,244
Bond	8.000	01/29/14	TRY	160,000	91,167
Bond	8.000	02/14/34		1,449,000	2,108,295
Bond	8.500	09/14/22	TRY	290,000	187,345
Bond	9.000	03/05/14	TRY	560,000	322,365
Bond	9.000	01/27/16	TRY	670,000	406,802
Bond	9.000	03/08/17	TRY	300,000	186,752
Bond	9.500	01/12/22	TRY	290,000	195,975
Bond	10.500	01/15/20	TRY	230,000	159,534

Ukraine 0.2%					2,036,392

Republic of Ukraine
Bond	6.580	11/21/16		544,000	530,400
Bond (S)	6.875	09/23/15		100,000	99,900
Bond (S)	7.500	04/17/23		200,000	193,000
Bond	7.650	06/11/13		285,000	285,827
Bond (S)	7.800	11/28/22		200,000	199,230
Bond	9.250	07/24/17		682,000	728,035

Uruguay 0.1%					1,028,548

Republic of Uruguay
Bond	7.625	03/21/36		219,981	331,841
Bond	7.875	01/15/33		299,580	453,714
Bond	8.000	11/18/22		169,215	242,993

Venezuela 0.4%					4,657,969

Republic of Venezuela
Bond	6.000	12/09/20		161,000	135,240

15

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Venezuela (continued)

Bond	8.500	10/08/14		509,000	$519,180
Bond	9.250	09/15/27		182,000	178,815
Bond	11.950	08/05/31		575,000	633,363
Bond	12.750	08/23/22		2,484,600	2,836,171
Bond	13.625	08/15/18		320,000	355,200

Capital Preferred Securities 0.0%					$162,038

(Cost $147,516)

Industrials 0.0%					162,038

Hutchison Whampoa International 10, Ltd. (6.000% to
10/28/2015, then reset of 5 Year U.S. Treasury Note Rate
+ 4.885% until 10/28/2020, then 3 month LIBOR + 5.638%)
(Q)	6.000	10/28/15		149,000	162,038

Convertible Bonds 1.4%					$16,302,340

(Cost $15,660,991)

Consumer Discretionary 0.1%					1,171,323

Auto Components 0.1%
TRW Automotive, Inc.	3.500	12/01/15		523,000	1,086,859

Hotels, Restaurants & Leisure 0.0%
Home Inns & Hotels Management, Inc.	2.000	12/15/15		98,000	84,464

Energy 0.2%					1,640,599

Energy Equipment & Services 0.1%
Hornbeck Offshore Services, Inc. (S)	1.500	09/01/19		431,000	497,805
Subsea 7 SA	2.250	10/11/13		600,000	638,400

Oil, Gas & Consumable Fuels 0.1%
Stone Energy Corp. (S)	1.750	03/01/17		549,000	504,394

Health Care 0.0%					404,329

Biotechnology 0.0%
Dendreon Corp.	2.875	01/15/16		511,000	404,329

Industrials 0.2%					2,070,225

Airlines 0.1%
AirTran Holdings, Inc.	5.250	11/01/16		322,000	467,504

Machinery 0.1%
Altra Holdings, Inc.	2.750	03/01/31		596,000	699,555
Greenbrier Companies, Inc.	3.500	04/01/18		886,000	903,166

Information Technology 0.8%					9,562,334

Communications Equipment 0.4%
Alcatel-Lucent	5.000	01/01/15	EUR	13,566,000	181,423
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23		880,000	834,900
Ciena Corp. (S)	4.000	03/15/15		925,000	1,007,672
Comtech Telecommunications Corp.	3.000	05/01/29		2,453,000	2,503,593

Computers & Peripherals 0.1%
NetApp, Inc.	1.750	06/01/13		505,000	549,819

16

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Information Technology (continued)

Internet Software & Services 0.0%
WebMD Health Corp.	2.500	01/31/18		483,000	$442,549

Semiconductors & Semiconductor Equipment 0.1%
Intel Corp.	2.950	12/15/35		1,096,000	1,222,725
Micron Technology, Inc.	1.875	06/01/27		307,000	321,007

Software 0.2%
Callidus Software, Inc.	4.750	06/01/16		461,000	426,425
Nuance Communications, Inc.	2.750	11/01/31		810,000	845,944
Symantec Corp.	1.000	06/15/13		967,000	1,226,277

Materials 0.1%					1,453,530

Metals & Mining 0.1%
RTI International Metals, Inc.	1.625	10/15/19		122,000	124,440
RTI International Metals, Inc.	3.000	12/01/15		1,135,000	1,272,619
Silver Standard Resources, Inc. (S)	2.875	02/01/33		74,000	56,471

Structured Notes (K) 0.5%					$5,404,745
(Cost $5,440,343)

Brazil 0.3%					2,820,399

Federative Republic of Brazil (Barclays Bank PLC)
Note (S) (Z)	Zero	05/28/13	BRL	2,170,000	1,120,067
Note (S)	6.000	06/03/13	BRL	60,000	72,248
Note (S)	10.000	05/29/13	BRL	1,760,000	899,481
Federative Republic of Brazil (JPMorgan Chase Bank NA)
Note (S)	10.000	05/17/13	BRL	100,000	51,151
Note (S)	10.000	05/23/13	BRL	1,320,000	677,452

Colombia 0.0%					299,174

Republic of Colombia (Citigroup Funding, Inc.)
Note	11.000	07/27/20	COP	400,000,000	299,174

Indonesia 0.2%					2,003,397

Republic of Indonesia (Barclays Bank PLC)
Note	11.500	09/18/19	IDR	3,670,000,000	506,936
Republic of Indonesia (Deutsche Bank AG)
Note (S)	5.625	05/17/23	IDR	1,000,000,000	104,081
Note (S)	7.000	05/17/22	IDR	1,400,000,000	160,781
Republic of Indonesia (JPMorgan Chase & Company)
Note (S)	5.250	05/17/18	IDR	2,100,000,000	220,041
Note (S)	5.625	05/17/23	IDR	4,000,000,000	416,323
Note	8.250	06/17/32	IDR	4,820,000,000	595,235

United Kingdom 0.0%					281,775

Cablevision SA (Deutsche Bank AG London)
Bond (S)	9.375	02/13/18		390,000	281,775

17

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 19.7%				$226,674,834

(Cost $223,950,663)

Consumer Discretionary 5.6%				64,840,519

Auto Components 0.4%
Affinia Group Intermediate Hol	4.750	04/30/20	665,000	672,481
Allison Transmission, Inc.	4.250	08/23/19	1,589,979	1,611,841
The Goodyear Tire & Rubber Company	4.750	04/30/19	2,250,000	2,271,076

Automobiles 0.2%
Chrysler Group LLC	6.000	05/24/17	2,010,622	2,039,095

Hotels, Restaurants & Leisure 0.8%
Boyd Gaming Corp.	6.000	12/17/15	1,289,063	1,301,953
Caesars Entertainment Operating Company, Inc.	5.450	01/26/18	2,737,514	2,481,442
CCM Merger, Inc.	6.000	03/01/17	1,388,425	1,398,838
MGM Resorts International	4.250	12/20/19	1,221,938	1,239,757
Seminole Indian Tribe of Florida (T)	TBD	04/20/20	1,235,000	1,242,317
Wendy's International, Inc.	4.750	05/15/19	1,962,140	1,971,543

Household Durables 0.1%
Alliance Laundry Systems LLC	4.500	12/07/18	1,796,683	1,814,650

Media 4.0%
Acosta, Inc.	5.000	03/02/18	1,755,000	1,779,681
Advantage Sales & Marketing LLC	4.250	12/18/17	1,887,847	1,906,726
Advantage Sales & Marketing LLC	8.250	06/17/18	786,000	790,913
AMC Entertainment, Inc. (T)	TBD	04/30/20	1,229,000	1,236,669
Atlantic Broadband Penn LLC	4.500	12/02/19	1,164,150	1,180,885
Bragg Communications, Inc.	3.500	02/28/18	1,899,093	1,922,832
Charter Communications Operating LLC (T)	TBD	04/10/20	2,710,000	2,703,206
Charter Communications Operating LLC	4.000	05/15/19	2,298,229	2,300,143
CSC Holdings LLC	2.699	04/15/20	1,228,000	1,224,930
Cumulus Media Holdings, Inc.	4.500	09/17/18	2,787,539	2,831,415
FoxCo Acquisition Sub LLC	5.500	07/14/17	5,891,531	5,987,268
Getty Images, Inc.	4.750	10/18/19	2,938,635	2,978,583
Hubbard Broadcasting, Inc.	4.500	04/28/17	1,464,524	1,488,322
LIN Television Corp.	4.000	12/21/18	972,692	978,366
MCC Georgia LLC	4.500	10/23/17	1,926,796	1,941,247
Mission Broadcasting, Inc.	4.500	12/03/19	376,183	381,826
Nexstar Broadcasting, Inc.	4.500	12/03/19	889,817	903,164
Sinclair Television Group, Inc.	3.000	04/09/20	1,500,000	1,507,500
Tribune Company	4.000	12/31/19	1,790,513	1,809,743
Univision Communications, Inc.	4.448	03/31/17	2,096,370	2,110,783
Univision Communications, Inc.	4.750	03/02/20	1,840,000	1,857,414
UPC Broadband Holding BV (T)	TBD	06/30/21	1,648,000	1,643,880
UPC Financing Partnership	4.000	01/29/21	1,900,000	1,916,625
Virgin Media, Inc. (T)	TBD	02/17/20	1,565,000	1,564,022
WideOpenWest Finance LLC	6.250	07/17/18	984,818	993,572

Multiline Retail 0.1%
Lord & Taylor LLC	6.750	01/11/19	848,037	855,811

Consumer Staples 2.2%				24,928,044

Food & Staples Retailing 0.7%
AdvancePierre Foods	5.750	07/10/17	1,760,588	1,784,061
Albertsons LLC	5.750	03/21/16	2,928,000	2,960,026

18

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

SUPERVALU, Inc.	6.250	03/21/19	3,165,000	$3,208,959
Food Products 0.7%
Del Monte Foods Company	4.202	03/08/18	3,446,225	3,469,201
Dole Food Company, Inc. (T)	TBD	04/01/20	922,000	927,186
H.J. Heinz Company (T)	TBD	03/27/20	2,910,000	2,935,867

Household Products 0.6%
Huish Detergents, Inc.	5.500	03/23/20	4,640,000	4,676,735
Reynolds Group Holdings, Inc.	4.750	09/28/18	2,328,300	2,366,135

Personal Products 0.2%
Revlon Consumer Products Corp.	4.000	11/19/17	2,563,819	2,599,874

Energy 0.8%				9,535,964

Energy Equipment & Services 0.3%
Offshore Group Investment, Ltd.	6.250	10/26/17	3,525,699	3,552,141

Oil, Gas & Consumable Fuels 0.5%
EP Energy LLC	5.000	05/24/18	2,931,000	2,951,411
Plains Exploration & Production Company	4.000	11/30/19	1,272,000	1,273,272
Samson Investment Company	6.000	09/25/18	1,740,000	1,759,140

Financials 1.7%				19,606,799

Capital Markets 0.4%
Sequa Corp.	5.250	06/19/17	4,881,192	4,950,343

Diversified Financial Services 0.5%
HB Acquisition Corp.	6.750	03/06/20	1,290,000	1,322,250
Ocwen Loan Servicing LLC	5.000	02/15/18	2,355,000	2,391,062
Pinnacle Foods Finance LLC (T)	TBD	04/29/20	2,456,000	2,466,212

Insurance 0.3%
CNO Financial Group, Inc.	5.000	09/20/18	2,738,269	2,769,074

Real Estate Investment Trusts 0.3%
iStar Financial, Inc.	4.500	09/28/17	3,308,449	3,341,533

Real Estate Management & Development 0.2%
Realogy Group LLC	4.202	03/05/20	2,340,000	2,366,325

Health Care 2.6%				29,517,777

Biotechnology 0.2%
Par Pharmaceutical Companies, Inc.	4.250	09/30/19	2,049,713	2,065,453

Health Care Equipment & Supplies 0.6%
Air Medical Group Holdings, Inc.	6.500	06/30/18	2,319,188	2,374,268
Biomet, Inc.	3.971	07/25/17	1,189,025	1,203,888
Hologic, Inc.	4.500	08/01/19	1,569,432	1,589,599
US Renal Care, Inc.	6.250	07/02/19	1,240,933	1,259,547

Health Care Providers & Services 1.3%
DaVita HealthCare Partners, Inc.	4.000	11/01/19	1,226,925	1,238,853
DaVita HealthCare Partners, Inc.	4.500	10/20/16	2,182,983	2,202,767
Emergency Medical Services Corp.	4.000	05/25/18	2,772,912	2,780,537
Golden Gate National Senior Care LLC	5.000	05/04/18	1,497,972	1,461,459
HCA, Inc. (T)	TBD	05/01/18	1,229,000	1,231,458
IASIS Healthcare LLC	4.500	05/03/18	2,659,437	2,694,342
Vanguard Health Holding Company II LLC	3.750	01/29/16	2,761,494	2,795,152

19

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Health Care Technology 0.2%
Kinetic Concepts, Inc.	5.500	05/04/18	2,544,749	$2,588,221

Pharmaceuticals 0.3%
Pharmaceutical Product Development, Inc.	4.250	12/05/18	1,682,783	1,705,648
Warner Chilcott Company LLC	4.250	03/15/18	2,295,051	2,326,585

Industrials 1.4%				16,235,648

Aerospace & Defense 0.1%
TransDigm, Inc.	3.750	02/28/20	1,759,590	1,782,841

Aerospace & Defense 0.1%
Silver II Borrower SCA	4.000	12/13/19	1,780,538	1,792,937

Building Products 0.3%
Air Distribution Technologies, Inc.	5.000	11/09/18	3,162,075	3,207,530

Commercial Services & Supplies 0.3%
ADS Waste Holdings, Inc.	4.250	10/09/19	1,169,479	1,182,626
ARAMARK Corp.	4.000	09/09/19	2,450,000	2,478,562

Industrial Conglomerates 0.2%
Tomkins LLC	3.750	09/29/16	2,112,892	2,141,945

Machinery 0.3%
Navistar, Inc.	5.750	08/17/17	736,875	742,928
Rexnord LLC	4.500	04/02/18	2,219,347	2,236,436

Trading Companies & Distributors 0.1%
American Builders & Contractors Supply Company, Inc.	3.500	04/20/20	665,000	669,843

Information Technology 2.0%				22,518,125

Communications Equipment 0.4%
Alcatel-Lucent USA, Inc.	7.250	01/30/19	3,695,738	3,785,245

Internet Software & Services 0.4%
Fibertech Networks LLC	4.750	11/26/19	2,279,288	2,313,477
SkillSoft Corp.	5.000	05/26/17	2,233,059	2,272,137

Semiconductors & Semiconductor Equipment 0.6%
Freescale Semiconductor, Inc.	5.000	03/02/20	3,365,000	3,402,856
NXP BV	4.750	01/11/20	997,500	1,020,775
NXP Funding LLC	4.500	03/03/17	2,489,200	2,545,207

Software 0.6%
First Data Corp.	4.199	03/23/18	2,796,632	2,785,272
First Data Corp.	5.204	09/24/18	1,175,000	1,172,063
Infor US, Inc.	5.250	04/05/18	3,171,563	3,221,093

Materials 1.0%				11,393,146

Chemicals 0.8%
Chemtura Corp.	5.500	08/27/16	3,395,686	3,438,133
INEOS US Finance LLC	6.500	05/04/18	2,288,486	2,315,661
Tronox Pigments BV	4.500	02/08/18	1,224,000	1,241,404
US Coatings Acquisition, Inc.	4.750	02/03/20	2,455,000	2,484,323

Construction Materials 0.2%
Apex Tool Group LLC	4.500	01/28/20	930,000	941,625
Utex Industries, Inc.	4.750	04/10/20	960,000	972,000

20

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services 1.2%				$14,311,127

Diversified Telecommunication Services 1.1%
Cricket Communications, Inc.	4.750	02/21/20	1,177,000	1,182,297
Intelsat Jackson Holdings SA	4.250	04/02/18	2,298,450	2,330,054
Level 3 Financing, Inc.	4.750	08/01/19	2,585,000	2,611,388
Level 3 Financing, Inc.	5.250	08/01/19	1,973,000	1,992,237
Syniverse Holdings, Inc.	5.000	04/23/19	2,803,813	2,817,832
Telesat Canada	3.500	03/28/19	1,682,961	1,700,492

Wireless Telecommunication Services 0.1%
Cricket Communications, Inc.	4.750	10/10/19	1,167,075	1,172,035
FiberTower Corp.	4.500	03/27/20	500,000	504,792

Utilities 1.2%				13,787,685

Electric Utilities 0.6%
Texas Competitive Electric Holdings Company LLC	4.731	10/10/17	9,988,544	7,344,077

Independent Power Producers & Energy Traders 0.6%
Calpine Corp.	4.000	04/02/18	2,239,300	2,249,657
Dynegy Holdings LLC (T)	TBD	04/23/20	4,195,000	4,193,951

Collateralized Mortgage Obligations 17.0%				$195,324,540

(Cost $179,400,815)

Commercial & Residential 16.7%				192,147,615

7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A (S)	4.082	03/13/31	1,477,253	1,556,118
American General Mortgage Loan Trust
Series 2010-1A, Class A2 (P) (S)	5.650	03/25/58	7,000,000	7,361,963
American Home Mortgage Assets
Series 2007-1, Class A1 (P)	0.877	02/25/47	5,549,848	3,491,631
BAMLL-DB Trust
Series 2012-OSI , Class A1 (S)	2.343	04/13/29	3,230,352	3,278,394
BCAP LLC Trust
Series 2009, Class 7A1 (P) (S)	6.066	08/26/36	2,155,067	2,200,690
Series 2011, Class 21A5 (P) (S)	3.106	06/26/34	3,311,797	3,315,781
Series 2012-RR9, Class 2A5 (P) (S)	0.370	08/26/46	4,293,962	4,167,088
BCRR Trust
Series 2009-1, Class 2A1 (P) (S)	5.858	07/17/40	3,200,000	3,718,822
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.298	10/12/42	2,240,000	2,450,706
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000	11/25/36	5,176,993	5,366,668
Series 2010-8, Class 6A6 (S)	4.500	12/25/36	4,964,471	5,242,695
Series 2012-1, Class 1A1 (P) (S)	0.570	06/25/35	4,702,364	4,572,198
Series 2013-2, Class 3A1 (P) (S)	0.384	04/25/37	6,065,944	5,592,412
Series 2013-2, Class 5A1 (P) (S)	0.344	07/25/36	1,469,036	1,354,357
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	2,075,000	1,993,123
Series 2007-C9, Class A4 (P)	5.993	12/10/49	2,475,000	2,918,379
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A1 (P)	0.530	02/25/35	4,032,606	3,768,245
Series 2004-25, Class 2A1 (P)	0.540	02/25/35	5,652,628	5,336,386
Series 2006-3, Class 3A1 (P)	0.450	02/25/36	2,693,279	2,123,452

21

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	3.880	06/25/50	2,450,000	$2,392,807
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	3,234,597	3,242,476
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	0.948	04/25/47	2,736,381	2,218,937
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.416	02/25/36	2,868,160	2,168,902
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.436	07/25/48	6,125,000	6,391,303
Series 2012-K710, Class C (P) (S)	3.949	06/25/47	4,500,000	4,529,003
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.982	08/10/45	5,325,000	5,491,273
Harborview Mortgage Loan Trust
Series 2007-3, Class 2A1A (P)	0.399	05/19/47	3,987,427	3,444,172
Indymac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (P)	2.530	01/25/36	1,626,019	1,525,099
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.520	07/25/45	3,311,206	2,886,597
Jefferies & Company, Inc.
Series 2008-R1, Class A (P) (S)	7.149	06/25/47	3,047,450	2,193,954
Series 2009-R2, Class 4A (P) (S)	2.765	05/26/37	1,887,115	1,887,924
Series 2009-R9, Class 1A1 (P) (S)	2.673	08/26/46	1,620,174	1,635,488
Series 2010-R8, Class 1A1 (P) (S)	0.404	02/26/47	607,807	602,083
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX (S)	5.130	01/12/43	111,939	112,859
Series 2006-LDP9, Class AJ	5.411	05/15/47	2,800,000	2,166,371
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,677,664	2,829,254
Series 2011-CCHP, Class A (P) (S)	2.600	07/15/28	599,976	600,104
JPMorgan Re-REMIC
Series 2009-12, Class 1A1 (P) (S)	5.794	07/26/37	471,813	484,858
Series 2011-2 , Class 1A3 (P) (S)	0.848	08/26/37	3,272,764	3,185,643
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	597,213
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.927	03/25/47	827,058	665,882
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.319	12/12/49	495,048	494,234
Morgan Stanley Re-REMIC Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	3,541,138	3,543,440
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.570	12/25/34	2,331,637	2,310,950
Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P) (S)	2.530	03/26/36	3,693,248	3,709,576
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,916,413
RBSSP Resecuritization Trust
Series 2012-6, Class 4A1 (P) (S)	0.534	01/26/36	4,218,368	3,804,699
Series 2012-6, Class 5A1 (P) (S)	0.664	12/26/35	2,895,611	2,646,427
Series 2012-6, Class 6A1 (P) (S)	0.540	11/26/35	4,738,227	4,295,629
Series 2012-6, Class 7A1 (P) (S)	0.400	02/26/37	3,320,741	3,083,074
Series 2012-6, Class 9A1 (P) (S)	0.550	11/26/35	2,303,992	2,222,887
Series 2012-6, Class 10A1 (P) (S)	0.350	08/26/36	3,154,611	2,867,187
Series 2013-1, Class 4A1 (P) (S)	0.374	01/26/37	2,081,604	1,809,205
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3 (P)	0.449	07/19/35	2,673,290	2,625,316

22

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2005-AR6, Class 2A1 (P)	0.510	09/25/45	3,996,811	$3,353,140
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,060,189	1,858,389
Series 2005-11, Class A1 (P)	0.520	08/25/45	4,344,627	4,041,911
Series 2005-AR1, Class A1A (P)	0.520	01/25/45	1,934,869	1,832,782
Series 2005-AR6, Class 2A1A (P)	0.430	04/25/45	5,314,146	4,992,305
Series 2005-AR8, Class 1A (P)	0.470	07/25/45	3,664,413	3,455,421
Series 2005-AR9, Class A1A (P)	0.520	07/25/45	2,470,736	2,373,332
Series 2005-AR13, Class A1A1 (P)	0.490	10/25/45	4,102,524	3,844,336
Series 2005-AR19, Class A1A1 (P)	0.470	12/25/45	3,767,347	3,600,796
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.640	06/25/35	1,642,340	1,650,003
Series 2005-AR4, Class 2A2 (P)	2.727	04/25/35	2,879,515	2,929,682
Series 2005-AR9, Class 3A1 (P)	2.669	06/25/34	814,850	825,171

U.S. Government Agency 0.3%				3,176,925

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	430,967	439,886
Freddie Mac Series 3829 IO	4.500	08/15/39	7,374,663	882,695
Federal National Mortgage Association
Series 2010-2, Class MF (P)	0.950	02/25/50	1,840,935	1,854,344

Asset Backed Securities 2.8%				$32,118,945

(Cost $30,925,603)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,116,901
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.310	07/25/36	3,334,194	3,235,402
GSAMP Trust
Series 2007-HE2, Class A2A (P)	0.320	03/25/47	488,118	484,223
Long Beach Mortgage Loan Trust
Series 2005-WL2, Class M1 (P)	0.670	08/25/35	3,267,248	3,196,267
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M2 (P)	0.995	01/25/35	3,827,728	3,728,839
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	1,625,153	1,726,727
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.720	03/25/26	3,758,055	3,774,906
Series 2012-C, Class A1 (P) (S)	1.299	08/15/23	1,438,674	1,452,279
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.500	11/25/35	1,481,416	1,458,248
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A1 (P)	0.260	05/25/47	2,229,801	2,187,811
Series 2008-BC4, Class A3 (P)	0.450	11/25/37	3,383,024	3,272,846
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,325,000	2,370,021
Series 2011-1A, Class A (S)	4.600	01/20/26	2,053,750	2,114,475

23

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

		Shares	Value
Common Stocks 0.0%			$4

(Cost $607,055)

Industrials 0.0%			4

Air Freight & Logistics 0.0%
General Maritime Corp. (I)		417	4

Materials 0.0%			0

Paper & Forest Products 0.0%
NewPage Corp. (I)		1,300	0

Preferred Securities 0.2%			$2,025,925

(Cost $2,516,980)

Energy 0.2%			1,988,138

Oil, Gas & Consumable Fuels 0.2%
Apache Corp., Series D, 6.000%		13,780	583,170
SandRidge Energy, Inc., 8.500%		15,230	1,404,968

Materials 0.0%			37,787

Metals & Mining 0.0%
Molycorp, Inc., 5.500%		1,808	37,787

Warrants 0.0%			$0

(Cost $0)

General Maritime Corp. (Expiration Date: 05/17/2017, Strike Price: $42.50) (I)		646	0

	Yield (%)	Shares	Value
Short-Term Investments 6.2%			$71,858,715

(Cost $71,858,715)

Money Market Funds 6.1%			70,543,685

State Street Institutional Liquid Reserves Fund	0.1124% (Y)	70,543,685	70,543,685

		Par value^	Value
Repurchase Agreement 0.1%			1,315,030

Repurchase Agreement with State Street Corp., dated 4-30-13 at
0.010% to be repurchased at $1,315,030 on 5-1-13, collateralized by $1,360,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $1,368,924, including interest)		1,315,030	1,315,030

Total investments (Cost $1,132,294,390)† 102.6%			$1,181,720,726

Other assets and liabilities, net (2.6%)			($30,455,472)

Total net assets 100.0%		$1,151,265,254

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

24

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

Currency Abbreviations
BRL	Brazilian Real	MYR	Malaysian Ringgit
COP	Colombian Peso	PLN	Polish Zloty
EUR	Euro	RON	Romanian New Leu
GBP	Pound Sterling	RUB	Russian Ruble
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
MXN	Mexican Peso	ZAR	South African Rand

Notes to Portfolio of Investments

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

TBA To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $217,396,355 or 18.9% of the Fund's net assets as of 4-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,135,130,884. Net unrealized appreciation aggregated $46,589,842, of which $51,773,265 related to appreciated investment securities and $5,183,423 related to depreciated investment securities.

25

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

26

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

				Level 3
	Total Market			Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	4-30-13	Price	Observable Inputs	Inputs
Corporate Bonds	$502,206,186	—	$502,098,077	$108,109
U.S. Government & Agency Obligations	37,055,475	—	37,055,475	—
Foreign Government Obligations	92,586,979	—	92,586,979	—
Capital Preferred Securities	162,038	—	162,038	—
Convertible Bonds	16,302,340	—	16,302,340	—
Structured Notes	5,404,745	—	4,706,647	698,098
Term Loans	226,674,834	—	226,674,834	—
Collateralized Mortgage Obligations	195,324,540	—	195,324,540	—
Asset Backed Securities	32,118,945	—	32,118,945	—
Common Stocks	4	—	—	4
Preferred Securities	2,025,925	$620,957	1,404,968	—
Short-Term Investments	71,858,715	70,543,685	1,315,030	—

Total Investments in Securities	$1,181,720,726	$71,164,642	$1,109,749,873	$806,211
Other Financial Instruments:
Futures	($5,881,412)	($5,881,412)	—	—
Forward Foreign Currency Contracts	($1,095,819)	—	($1,095,819)	—
Credit Default Swaps	($3,497,653)	—	($3,497,653)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

27

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2013, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at April 30, 2013.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

U.S. Treasury 10-Year Note Futures	1,288	Short	Jun 2013	($169,588,507)	($171,766,875)	($2,178,368)
U.S. Treasury 30-Year Bond Futures	873	Short	Jun 2013	(125,918,137)	(129,531,375)	(3,613,238)
U.S. Treasury Ultra Long Bond Futures	30	Short	Jun 2013	(4,746,450)	(4,930,313)	(183,863)
U.S. Treasury 2-Year Note Futures	170	Long	Jun 2013	37,488,299	37,506,250	17,951
U.S. Treasury 5-Year Note Futures	129	Long	Jun 2013	16,002,535	16,078,641	76,106

						($5,881,412)

Notional basis refers to the contractual amount agreed upon at inception of the open contracts; notional value represents the current value of the open contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

28

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at April 30, 2013.

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract (USD)	Counterparty	Settlement Date	(Depreciation)

Buys

BRL	121,398	$60,000	Citibank N.A.	5/3/2013	$676
CLP	23,950,002	50,157	Citibank N.A.	7/17/2013	197
COP	300,144,008	162,618	Citibank N.A.	5/6/2013	1,818
EUR	558,570	729,105	Citibank N.A.	5/15/2013	6,558
MXN	3,826,171	298,000	Citibank N.A.	5/6/2013	17,037
NGN	50,144,850	310,000	Citibank N.A.	6/19/2013	4,354
NGN	50,753,630	314,102	Citibank N.A.	6/20/2013	4,000
NGN	72,691,400	453,613	Citibank N.A.	7/17/2013	(577)
RON	397,070	118,458	Citibank N.A.	5/24/2013	2,106
RUB	16,020,130	504,166	Citibank N.A.	5/23/2013	8,980
		$3,000,219			$45,149

Sells

BRL	242,796	$121,231	Citibank N.A.	5/3/2013	($121)
COP	1,264,439,511	694,175	Citibank N.A.	5/6/2013	1,444
EUR	4,903,400	6,309,401	Citibank N.A.	5/15/2013	(148,609)
EUR	18,450,000	23,859,079	Citibank N.A.	5/16/2013	(440,591)
GBP	255,000	388,327	Citibank N.A.	5/15/2013	(7,743)
GBP	16,500,000	25,103,100	Citibank N.A.	5/20/2013	(524,109)
MXN	3,826,171	297,305	Citibank N.A.	5/6/2013	(17,731)
RUB	16,020,130	509,638	Citibank N.A.	5/23/2013	(3,508)
		$57,282,256			($1,140,968)

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NGN	Nigerian Naira
RON	Romanian New Leu
RUB	Russian Ruble

29

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2013, the Fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2013 as a Buyer of protection.

					Unamortized
					Upfront	Unrealized
	Reference	USD Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Counterparty	Obligation	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

	CDX IG CDSI S20
Citibank N.A.	5Y Deal	$112,600,000	(1.000%)	Jun 2018	($582,526)	($933,877)	($1,516,403)
JP Morgan Chase Bank	LCDX.NA.18	19,885,000	(2.500%)	Jun 2017	939,456	(2,045,381)	(1,105,925)
		$132,485,000			$356,930	($2,979,258)	($2,622,328)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

30

Short Duration Credit Opportunities Fund
As of 4-30-13 (Unaudited)

The Fund used CDS as a Seller of protection during the period ended April 30, 2013 to take a long exposure to the reference credit indices. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2013 where the Fund acted as a Seller of protection.

						Unamortized
		Implied				Upfront	Unrealized
	Reference	Credit	USD Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Counterparty	Obligation	Spread	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Citibank N.A.	CMBX NA AAA 4	0.83%	$4,000,000	0.350%	Feb 2051	($765,612)	$691,845	($73,767)

Citibank N.A.	CMBX NA AM 4	2.64%	9,800,000	0.500%	Feb 2051	(1,534,992)	733,434	(801,558)

			$13,800,000			($2,300,604)	$1,425,279	($875,325)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

31

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.

350Q3 4/13
6/13

John Hancock

MUTUAL FUNDS

John Hancock Global High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 59.2%					$324,366,822

(Cost $305,552,510)

Argentina 0.0%					229,320

IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20		234,000	229,320

Austria 0.1%					302,176

ESAL GmbH (S)	6.250	02/05/23		304,000	302,176

Azerbaijan 0.1%					519,090

State Oil Company of the Azerbaijan Republic	5.450	02/09/17		484,000	519,090

Bermuda 0.0%					230,945

Qtel International Finance, Ltd. (S)	5.000	10/19/25		209,000	230,945

Brazil 0.5%					2,494,994

BM&FBovespa SA	5.500	07/16/20		100,000	111,750
BM&FBovespa SA (S)	5.500	07/16/20		275,000	307,313
BR Properties SA (Q)(S)	9.000	10/07/15		153,000	165,240
Caixa Economica Federal (S)	2.375	11/06/17		300,000	292,950
Caixa Economica Federal (S)	3.500	11/07/22		156,000	152,490
Globo Comunicacao e Participacoes SA (6.250% to
07/20/2015, then 9.375% thereafter) (Q)	6.250	07/20/15		100,000	106,700
Hypermarcas SA (S)	6.500	04/20/21		284,000	305,726
OGX Austria GmbH (S)	8.500	06/01/18		200,000	125,500
Samarco Mineracao SA (S)	4.125	11/01/22		252,000	247,275
Telemar Norte Leste SA (S)	5.500	10/23/20		106,000	111,300
Votorantim Cimentos SA (S)	7.250	04/05/41		500,000	568,750

Canada 1.8%					9,686,865

Ainsworth Lumber Company, Ltd. (S)	7.500	12/15/17		1,145,000	1,248,014
Cascades, Inc.	7.750	12/15/17		650,000	693,875
Cascades, Inc.	7.875	01/15/20		600,000	648,000
MEG Energy Corp. (S)	6.500	03/15/21		750,000	804,375
Mercer International, Inc.	9.500	12/01/17		920,000	1,002,800
Quebecor Media, Inc. (S)	5.750	01/15/23		1,275,000	1,329,188
Taseko Mines, Ltd.	7.750	04/15/19		1,200,000	1,218,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		1,679,000	1,825,913
Videotron, Ltd.	5.000	07/15/22		890,000	916,700

Cayman Islands 1.0%					5,441,287

Banco do Brasil SA/Cayman Island	3.875	10/10/22		230,000	228,505
Banco do Brasil SA/Cayman Island (6.250% to 04/15/2024,
then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24		365,000	364,453
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16		137,000	149,313
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15		200,000	211,750
China Overseas Finance Cayman II, Ltd.	5.500	11/10/20		300,000	342,887
Dubai Holding Commercial Operations MTN, Ltd.	6.000	02/01/17	GBP	250,000	396,590
Emaar Sukuk, Ltd.	6.400	07/18/19		400,000	449,000
General Shopping Finance, Ltd. (Q)(S)	10.000	11/09/15		211,000	212,199
Grupo Aval, Ltd. (S)	4.750	09/26/22		409,000	412,579
Grupo Aval, Ltd. (S)	5.250	02/01/17		200,000	215,240
Gruposura Finance (S)	5.700	05/18/21		200,000	222,000
Itau Unibanco Holding SA/Cayman Island (S)	5.650	03/19/22		204,000	219,300
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21		190,000	210,900
Odebrecht Finance, Ltd. (S)	5.125	06/26/22		200,000	214,000
Offshore Group Investment, Ltd. (S)	7.125	04/01/23		1,375,000	1,430,000

1

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Cayman Islands (continued)

Petrobras International Finance Company	2.875	02/06/15		90,000	$91,889
Petrobras International Finance Company	5.375	01/27/21		64,000	70,682

Chile 0.8%					4,583,889

Banco del Estado de Chile (S)	3.875	02/08/22		164,000	173,386
Cencosud SA (S)	4.875	01/20/23		229,000	237,074
Cencosud SA (S)	5.500	01/20/21		350,000	379,860
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22		632,000	635,378
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42		637,000	619,909
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36		255,000	318,866
Corporacion Nacional del Cobre de Chile	6.150	10/24/36		1,251,000	1,564,320
Corporacion Nacional del Cobre de Chile	7.500	01/15/19		197,000	250,384
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02/11/20		200,000	206,500
Telefonica Chile SA (S)	3.875	10/12/22		201,000	198,212

China 0.2%					1,204,766

China Liansu Group Holdings, Ltd. (S)	7.875	05/13/16		335,000	356,775
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23		202,000	210,585
Tencent Holdings, Ltd. (S)	3.375	03/05/18		402,000	418,936
Tencent Holdings, Ltd. (S)	4.625	12/12/16		200,000	218,470

Colombia 0.2%					990,230

Bancolombia SA	5.125	09/11/22		163,000	166,505
Colombia Telecomunicaciones SA ESP (S)	5.375	09/27/22		350,000	350,875
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		245,000	252,350
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22		200,000	220,500

Cyprus 0.1%					300,645

Mriya Agro Holding PLC (S)	9.450	04/19/18		306,000	300,645

France 0.3%					1,718,127

Albea Beauty Holdings SA	8.750	11/01/19	EUR	1,225,000	1,718,127

Germany 0.2%					1,109,942

Unitymedia KabelBW GmbH	9.500	03/15/21	EUR	725,000	1,109,942

Hong Kong 0.1%					650,148

Bangkok Bank PCL (S)	3.875	09/27/22		319,000	330,498
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16		300,000	319,650

India 0.1%					270,881

ICICI Bank, Ltd.	5.750	11/16/20		100,000	111,474
ICICI Bank, Ltd. (S)	5.750	11/16/20		143,000	159,407

Indonesia 0.0%					109,120

Adaro Indonesia PT	7.625	10/22/19		100,000	109,120

Ireland 1.0%					5,513,816

Alfa Bank OJSC (S)	7.500	09/26/19		250,000	269,425
Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	1,175,000	1,717,633
EDC Finance, Ltd. (S)	4.875	04/17/20		272,000	272,630
Metalloinvest Finance, Ltd. (S)	5.625	04/17/20		200,000	201,021
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16		174,000	184,005
Nara Cable Funding, Ltd. (S)	8.875	12/01/18		1,305,000	1,396,350
Novatek Finance, Ltd.	5.326	02/03/16		235,000	252,919
Novatek Finance, Ltd. (S)	6.604	02/03/21		358,000	416,712
OJSC Novolipetsk Steel (S)	4.450	02/19/18		291,000	293,183

2

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Ireland (continued)

Sibur Securities, Ltd. (S)	3.914	01/31/18		200,000	$196,550
Vimpel Communications (S)	7.748	02/02/21		274,000	313,388

Isle of Man 0.1%					541,250

Zhaikmunai LP (S)	7.125	11/13/19		500,000	541,250

Jamaica 0.1%					625,990

Digicel Group, Ltd. (S)	8.250	09/30/20		200,000	214,000
Digicel Group, Ltd.	10.500	04/15/18		372,000	411,990

Japan 0.2%					958,362

Softbank Corp. (S)	4.500	04/15/20		925,000	958,362

Kazakhstan 1.3%					7,177,959

KazMunayGas National Company (S)	5.750	04/30/43		421,000	429,028
KazMunayGas National Company (S)	6.375	04/09/21		433,000	507,693
KazMunayGas National Company	6.375	04/09/21		448,000	525,280
KazMunayGas National Company (S)	7.000	05/05/20		325,000	391,625
KazMunayGas National Company	7.000	05/05/20		2,053,000	2,473,865
KazMunayGas National Company (S)	9.125	07/02/18		710,000	907,025
KazMunayGas National Company	11.750	01/23/15		1,679,000	1,943,443

Luxembourg 3.4%					18,749,034

Andrade Gutierrez International SA (S)	4.000	04/30/18		215,000	215,538
APERAM (S)	7.375	04/01/16		350,000	353,500
APERAM (S)	7.750	04/01/18		550,000	540,375
ARD Finance SA, PIK (S)	11.125	06/01/18		831,246	936,191
Cosan Luxembourg SA (S)	5.000	03/14/23		200,000	203,700
Gazprom Neft OAO (S)	4.375	09/19/22		300,000	300,375
Gazprom OAO (S)	4.950	02/06/28		900,000	899,100
Gazprom OAO	9.250	04/23/19		1,251,000	1,629,428
INEOS Group Holdings SA (S)	8.500	02/15/16		1,935,000	1,966,444
Intelsat Jackson Holdings SA	7.250	04/01/19		1,195,000	1,314,500
Matterhorn Midco & Cy SCA	7.750	02/15/20	EUR	325,000	438,709
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	550,000	784,079
Minerva Luxembourg SA (S)	7.750	01/31/23		293,000	312,836
Mobile Challenger Intermediate Group SA, PIK (S)	8.750	03/15/19	EUR	525,000	701,770
NII International Telecom Sarl (S)	11.375	08/15/19		795,000	918,225
Russian Agricultural Bank OJSC	7.750	05/29/18		645,000	756,263
Sberbank of Russia (S)	6.125	02/07/22		200,000	228,250
Severstal OAO (S)	5.900	10/17/22		300,000	297,810
Severstal OAO	6.700	10/25/17		101,000	108,701
Trinseo Materials Operating SCA (S)	8.750	02/01/19		2,045,000	2,045,000
VTB Capital SA	6.250	06/30/35		172,000	187,050
VTB Capital SA	6.875	05/29/18		500,000	560,750
Wind Acquisition Finance SA (S)	6.500	04/30/20		860,000	900,850
Wind Acquisition Finance SA (S)	11.750	07/15/17		102,000	109,395
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17		1,902,280	2,040,195

Malaysia 0.6%					3,440,007

Petroliam Nasional BHD	7.625	10/15/26		223,000	326,367
Petronas Capital, Ltd.	7.875	05/22/22		2,052,000	2,884,638
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14		220,000	229,002

Mexico 0.4%					2,134,444

America Movil SAB de CV	2.375	09/08/16		200,000	207,766

3

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Mexico (continued)

America Movil SAB de CV	3.125	07/16/22		200,000	$203,558
Bank of New York Mellon SA (S)	9.625	05/02/21		242,464	150,328
Cemex SAB de CV (S)	9.500	06/15/18		200,000	228,000
Grupo Bimbo SAB de CV (S)	4.500	01/25/22		100,000	110,686
Grupo Bimbo SAB de CV (S)	4.875	06/30/20		200,000	228,233
Metalsa SA de CV (S)	4.900	04/24/23		249,000	249,623
Mexichem SAB de CV (S)	4.875	09/19/22		200,000	217,500
Mexico Generadora de Energia S de rl (S)	5.500	12/06/32		500,000	538,750

Netherlands 1.1%					6,242,991

Ajecorp BV (S)	6.500	05/14/22		150,000	164,025
Bharti Airtel International Netherlands BV (S)	5.125	03/11/23		296,000	304,170
Indo Energy Finance II BV (S)	6.375	01/24/23		208,000	211,370
Indosat Palapa Company BV (S)	7.375	07/29/20		136,000	152,830
Intergas Finance BV	6.375	05/14/17		158,000	177,355
Listrindo Capital BV (S)	6.950	02/21/19		201,000	220,598
LyondellBasell Industries NV	6.000	11/15/21		1,395,000	1,692,789
Metinvest BV (S)	8.750	02/14/18		210,000	214,200
Nord Gold NV (S)	6.375	05/07/18		225,000	225,000
UPC Holding BV	6.375	09/15/22	EUR	1,950,000	2,600,154
VimpelCom Holdings BV (S)	5.200	02/13/19		275,000	280,500

Panama 0.0%					205,700

Banco de Credito del Peru (S)	5.375	09/16/20		187,000	205,700

Peru 0.2%					851,920

Banco de Credito del Peru (S)	4.250	04/01/23		109,000	109,382
BBVA Banco Continental SA (S)	5.000	08/26/22		250,000	264,375
Cementos Pacasmayo SAA (S)	4.500	02/08/23		225,000	222,075
Corporacion Azucarera del Peru SA (S)	6.375	08/02/22		112,000	120,008
Volcan Cia Minera SAA (S)	5.375	02/02/22		126,000	136,080

Russia 0.1%					307,200

EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17		300,000	307,200

Singapore 0.1%					624,044

DBS Bank, Ltd. (P)	3.625	09/21/22		200,000	209,492
Oversea-Chinese Banking Corp., Ltd. (P)(S)	3.150	03/11/23		200,000	205,204
STATS ChipPAC, Ltd. (S)	4.500	03/20/18		206,000	209,348

South Korea 0.1%					692,834

Korea East-West Power Company, Ltd. (S)	2.500	07/16/17		202,000	206,657
Korea Hydro & Nuclear Power Company, Ltd. (S)	3.000	09/19/22		261,000	260,507
Korea Hydro & Nuclear Power Company, Ltd.	4.750	07/13/21		200,000	225,670

Thailand 0.1%					448,302

PTT Global Chemical PCL (S)	4.250	09/19/22		201,000	214,025
PTTEP Canada International Finance, Ltd.	5.692	04/05/21		200,000	234,277

Turkey 0.1%					752,460

Akbank TAS (S)	3.875	10/24/17		150,000	155,625
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22		410,000	445,875
Yuksel Insaat AS	9.500	11/10/15		204,000	150,960

United Kingdom 0.9%					5,030,201

Afren PLC (S)	10.250	04/08/19		200,000	238,500

4

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

Bakkavor Finance 2 PLC	8.250	02/15/18	GBP	250,000	$409,696
Boparan Finance PLC	9.750	04/30/18	EUR	600,000	889,455
Ferrexpo Finance PLC (S)	7.875	04/07/16		400,000	397,000
Ineos Finance PLC (S)	8.375	02/15/19		1,190,000	1,341,725
LBG Capital No.1 PLC	6.439	05/23/20	EUR	775,000	1,058,910
Ukreximbank Via Biz Finance PLC	8.375	04/27/15		354,000	352,655
Vedanta Resources PLC (S)	8.250	06/07/21		314,000	342,260

United States 40.9%					224,083,794

Access Midstream Partners LP	4.875	05/15/23		1,215,000	1,254,488
AES Corp.	4.875	05/15/23		1,300,000	1,326,000
AES Corp.	7.375	07/01/21		1,080,000	1,285,200
Aircastle, Ltd.	6.750	04/15/17		1,225,000	1,358,219
Allbritton Communications Company	8.000	05/15/18		1,312,000	1,423,520
Ally Financial, Inc.	8.000	11/01/31		975,000	1,272,375
Alphabet Holding Company, Inc., PIK (S)	7.750	11/01/17		815,000	851,675
AMC Entertainment, Inc.	8.750	06/01/19		875,000	963,594
AMC Networks, Inc.	7.750	07/15/21		800,000	920,000
American Builders & Contractors Supply Company, Inc. (S)	5.625	04/15/21		800,000	831,000
American Casino & Entertainment Properties LLC	11.000	06/15/14		984,000	991,380
American Standard Americas (S)	10.750	01/15/16		405,000	425,756
Amkor Technology, Inc.	6.375	10/01/22		1,566,000	1,612,980
Amsurg Corp. (S)	5.625	11/30/20		1,020,000	1,076,100
Arch Coal, Inc.	7.250	06/15/21		815,000	745,725
Atlas Pipeline Partners LP (S)	6.625	10/01/20		1,010,000	1,063,025
Basic Energy Services, Inc.	7.750	02/15/19		900,000	940,500
Basic Energy Services, Inc.	7.750	10/15/22		1,000,000	1,052,500
Biomet, Inc. (S)	6.500	08/01/20		1,180,000	1,286,200
Bonanza Creek Energy, Inc. (S)	6.750	04/15/21		1,085,000	1,144,675
Boyd Gaming Corp.	9.125	12/01/18		1,345,000	1,492,950
Brickman Group Holdings, Inc. (S)	9.125	11/01/18		1,330,000	1,448,038
Burlington Holdings LLC, PIK (S)	9.000	02/15/18		625,000	648,438
Cablevision Systems Corp.	7.750	04/15/18		850,000	967,938
Cablevision Systems Corp.	8.000	04/15/20		1,350,000	1,552,500
Calpine Corp. (S)	7.875	01/15/23		558,000	638,910
Calumet Specialty Products Partners LP	9.375	05/01/19		545,000	610,400
Calumet Specialty Products Partners LP (S)	9.625	08/01/20		915,000	1,040,813
CCO Holdings LLC	5.125	02/15/23		460,000	464,600
CCO Holdings LLC	6.625	01/31/22		1,430,000	1,573,000
Cemex Finance LLC (S)	9.375	10/12/22		200,000	229,500
CenturyLink, Inc.	5.800	03/15/22		1,495,000	1,582,679
CenturyLink, Inc.	7.650	03/15/42		985,000	1,015,508
Chesapeake Energy Corp.	3.250	03/15/16		1,490,000	1,508,625
Chiquita Brands International, Inc. (S)	7.875	02/01/21		1,130,000	1,211,925
Choice Hotels International, Inc.	5.750	07/01/22		730,000	817,600
Chrysler Group LLC	8.000	06/15/19		1,035,000	1,159,200
Cincinnati Bell, Inc.	8.375	10/15/20		1,350,000	1,447,875
Cincinnati Bell, Inc.	8.750	03/15/18		970,000	989,400
CIT Group, Inc.	5.000	08/15/22		830,000	928,353
CIT Group, Inc.	5.250	03/15/18		1,290,000	1,425,450
Claire's Stores, Inc.	8.875	03/15/19		250,000	268,125
Claire's Stores, Inc.	9.250	06/01/15		125,000	125,781
Claire's Stores, Inc., PIK	9.625	06/01/15		797,070	799,063
Clean Harbors, Inc.	5.250	08/01/20		1,015,000	1,073,363
Cleaver-Brooks, Inc. (S)	8.750	12/15/19		1,171,000	1,291,028

5

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Cloud Peak Energy Resources LLC	8.500	12/15/19	1,060,000	$1,160,700
Coinstar, Inc. (S)	6.000	03/15/19	1,525,000	1,582,188
CommScope, Inc. (S)	8.250	01/15/19	1,325,000	1,447,563
CONSOL Energy, Inc.	8.250	04/01/20	1,600,000	1,792,000
Constellation Brands, Inc.	3.750	05/01/21	125,000	127,031
Constellation Brands, Inc.	4.250	05/01/23	220,000	225,775
Copano Energy LLC	7.125	04/01/21	1,100,000	1,273,250
CPI International, Inc.	8.000	02/15/18	850,000	890,375
Cricket Communications, Inc.	7.750	10/15/20	1,720,000	1,750,100
Crown Castle International Corp.	5.250	01/15/23	1,060,000	1,110,350
CyrusOne LP (S)	6.375	11/15/22	1,395,000	1,485,675
Dean Foods Company	9.750	12/15/18	1,015,000	1,181,206
Del Monte Corp.	7.625	02/15/19	2,230,000	2,377,738
DISH DBS Corp. (S)	5.000	03/15/23	3,535,000	3,428,950
DISH DBS Corp.	5.875	07/15/22	2,070,000	2,111,400
Edison Mission Energy (H)	7.000	05/15/17	875,000	500,938
Edison Mission Energy (H)	7.750	06/15/16	850,000	484,500
Elizabeth Arden, Inc.	7.375	03/15/21	1,125,000	1,260,000
Emergency Medical Services Corp.	8.125	06/01/19	1,215,000	1,345,613
Entravision Communications Corp.	8.750	08/01/17	1,539,000	1,662,120
EP Energy LLC	6.875	05/01/19	960,000	1,051,200
EP Energy LLC	9.375	05/01/20	995,000	1,159,175
Erickson Air-Crane, Inc. (S)	8.250	05/01/20	1,255,000	1,280,100
Express LLC	8.750	03/01/18	615,000	668,813
Exterran Partners LP (S)	6.000	04/01/21	610,000	622,200
First Data Corp. (S)	6.750	11/01/20	705,000	756,113
First Data Corp. (S)	7.375	06/15/19	500,000	543,750
First Data Corp.	12.625	01/15/21	1,100,000	1,193,500
Forest Oil Corp.	7.250	06/15/19	1,260,000	1,275,750
Forest Oil Corp. (S)	7.500	09/15/20	1,140,000	1,214,100
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	1,160,000	1,328,200
Frontier Communications Corp.	9.000	08/15/31	3,539,000	3,715,950
GenOn Energy, Inc.	9.500	10/15/18	2,025,000	2,404,688
Genworth Financial, Inc.	7.625	09/24/21	1,305,000	1,636,894
Gray Television, Inc.	7.500	10/01/20	1,410,000	1,529,850
GRD Holdings III Corp. (S)	10.750	06/01/19	700,000	751,625
Griffon Corp.	7.125	04/01/18	1,625,000	1,767,188
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20	1,300,000	1,316,250
HCA Holdings, Inc.	7.750	05/15/21	555,000	629,231
HCA, Inc.	5.875	03/15/22	1,070,000	1,187,700
HD Supply, Inc. (S)	7.500	07/15/20	1,475,000	1,596,688
Health Management Associates, Inc.	7.375	01/15/20	1,170,000	1,298,700
HealthSouth Corp.	8.125	02/15/20	825,000	917,813
Hercules Offshore, Inc. (S)	10.500	10/15/17	1,765,000	1,919,438
Hexion US Finance Corp. (S)	6.625	04/15/20	870,000	906,975
Hexion US Finance Corp.	6.625	04/15/20	1,165,000	1,214,513
Hologic, Inc.	6.250	08/01/20	860,000	928,800
Hornbeck Offshore Services, Inc. (S)	5.000	03/01/21	765,000	768,825
Hornbeck Offshore Services, Inc.	5.875	04/01/20	590,000	620,238
IASIS Healthcare LLC	8.375	05/15/19	1,535,000	1,623,263
iGATE Corp.	9.000	05/01/16	1,045,000	1,139,050
Infor US, Inc.	11.500	07/15/18	1,360,000	1,604,800
International Lease Finance Corp.	8.250	12/15/20	1,120,000	1,400,000
Isle of Capri Casinos, Inc. (S)	5.875	03/15/21	2,385,000	2,426,738
Kinetic Concepts, Inc.	10.500	11/01/18	1,225,000	1,375,063

6

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Kinetic Concepts, Inc.	12.500	11/01/19	950,000	$1,018,875
Kodiak Oil & Gas Corp. (S)	5.500	01/15/21	845,000	891,475
Landry's, Inc. (S)	9.375	05/01/20	1,460,000	1,607,825
Laredo Petroleum, Inc.	7.375	05/01/22	620,000	682,000
Lennar Corp. (S)	4.750	11/15/22	1,230,000	1,239,225
Level 3 Financing, Inc. (S)	7.000	06/01/20	1,620,000	1,713,150
Level 3 Financing, Inc.	10.000	02/01/18	1,075,000	1,183,844
Levi Strauss & Company	6.875	05/01/22	500,000	558,125
Levi Strauss & Company (S)	6.875	05/01/22	585,000	653,006
Levi Strauss & Company	7.625	05/15/20	900,000	1,000,125
Limited Brands, Inc.	5.625	02/15/22	300,000	323,625
Linn Energy LLC	7.750	02/01/21	1,200,000	1,314,000
Local TV Finance LLC (S)	9.250	06/15/15	810,000	812,025
Louisiana-Pacific Corp.	7.500	06/01/20	1,450,000	1,645,750
MarkWest Energy Partners LP	6.250	06/15/22	956,000	1,063,550
MasTec, Inc.	4.875	03/15/23	1,665,000	1,665,000
Mead Products LLC (S)	6.750	04/30/20	1,572,000	1,670,250
Mediacom LLC	7.250	02/15/22	1,225,000	1,353,625
MGM Resorts International	6.625	12/15/21	1,715,000	1,862,919
MGM Resorts International	8.625	02/01/19	650,000	770,250
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20	1,380,000	1,518,000
Momentive Performance Materials, Inc.	8.875	10/15/20	480,000	523,200
Nationstar Mortgage LLC (S)	6.500	07/01/21	750,000	786,563
NBTY, Inc.	9.000	10/01/18	675,000	760,219
NCR Corp. (S)	5.000	07/15/22	1,250,000	1,265,625
New Albertsons, Inc.	8.000	05/01/31	2,050,000	1,637,438
New Albertsons, Inc.	8.700	05/01/30	525,000	435,094
NewPage Corp. (H)	11.375	12/31/14	563,648	202,913
Nexstar Broadcasting, Inc. (S)	6.875	11/15/20	1,055,000	1,123,575
Norcraft Companies LP	10.500	12/15/15	1,255,000	1,314,613
NRG Energy, Inc.	7.875	05/15/21	1,325,000	1,500,563
NRG Energy, Inc.	8.250	09/01/20	775,000	881,563
Nuance Communications, Inc. (S)	5.375	08/15/20	1,250,000	1,300,000
Oasis Petroleum, Inc.	6.500	11/01/21	350,000	385,000
Oasis Petroleum, Inc.	7.250	02/01/19	1,220,000	1,323,700
Park-Ohio Industries, Inc.	8.125	04/01/21	600,000	661,500
Parker Drilling Company	9.125	04/01/18	1,218,000	1,333,710
Peabody Energy Corp.	6.250	11/15/21	1,775,000	1,892,594
Pemex Project Funding Master Trust	6.625	06/15/35	777,000	978,289
Petco Holdings Inc., PIK (S)	8.500	10/15/17	1,115,000	1,163,781
Pilgrim's Pride Corp.	7.875	12/15/18	1,110,000	1,204,350
Pinnacle Entertainment, Inc.	8.750	05/15/20	1,385,000	1,533,888
Plains Exploration & Production Company	6.500	11/15/20	775,000	864,125
Plains Exploration & Production Company	6.625	05/01/21	225,000	250,875
Plains Exploration & Production Company	7.625	04/01/20	375,000	421,875
Post Holdings, Inc.	7.375	02/15/22	1,515,000	1,681,650
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	1,485,000	1,596,375
Provident Funding Associates LP (S)	10.125	02/15/19	975,000	1,074,938
Provident Funding Associates LP (S)	10.250	04/15/17	550,000	614,625
PVH Corp.	4.500	12/15/22	510,000	525,938
QEP Resources, Inc.	5.375	10/01/22	1,240,000	1,320,600
Quiksilver, Inc.	6.875	04/15/15	1,680,000	1,682,134
Radiation Therapy Services, Inc.	9.875	04/15/17	1,050,000	630,000
Radio One, Inc., PIK	12.500	05/24/16	1,646,731	1,671,432
RadioShack Corp.	6.750	05/15/19	1,150,000	861,063

7

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Regal Cinemas Corp.	8.625	07/15/19	775,000	$860,250
Regal Entertainment Group	9.125	08/15/18	600,000	672,000
Reliance Holdings USA, Inc. (S)	5.400	02/14/22	250,000	281,815
Reynolds Group Issuer, Inc.	9.875	08/15/19	2,150,000	2,413,375
RHP Hotel Properties LP (S)	5.000	04/15/21	1,260,000	1,288,350
RSI Home Products, Inc. (S)	6.875	03/01/18	860,000	897,625
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21	1,505,000	1,557,675
Sabine Pass LNG LP	7.500	11/30/16	890,000	1,005,700
SandRidge Energy, Inc.	7.500	03/15/21	1,000,000	1,037,500
SandRidge Energy, Inc.	8.750	01/15/20	850,000	913,750
Sealed Air Corp. (S)	8.375	09/15/21	1,390,000	1,626,300
ServiceMaster Company (S)	7.000	08/15/20	915,000	948,169
SESI LLC	6.375	05/01/19	909,000	986,265
SESI LLC	7.125	12/15/21	485,000	551,688
Shearer's Foods LLC (S)	9.000	11/01/19	990,000	1,101,375
Sinclair Television Group, Inc. (S)	6.125	10/01/22	1,145,000	1,213,700
Smithfield Foods, Inc.	6.625	08/15/22	1,365,000	1,515,150
Southern Copper Corp.	5.250	11/08/42	150,000	144,682
Southern Copper Corp.	6.750	04/16/40	100,000	115,990
Spectrum Brands Escrow Corp. (S)	6.375	11/15/20	1,150,000	1,256,375
Sprint Capital Corp.	8.750	03/15/32	3,090,000	3,653,925
SSI Investments II, Ltd.	11.125	06/01/18	775,000	858,313
Starz LLC	5.000	09/15/19	585,000	610,594
Syniverse Holdings, Inc.	9.125	01/15/19	950,000	1,052,125
The Goodyear Tire & Rubber Company	6.500	03/01/21	1,085,000	1,135,181
The Goodyear Tire & Rubber Company	7.000	05/15/22	400,000	432,500
The Manitowoc Company, Inc.	8.500	11/01/20	500,000	570,000
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	550,000
The ServiceMaster Company	7.450	08/15/27	425,000	373,469
The ServiceMaster Company	8.000	02/15/20	691,000	743,689
The Sun Products Corp. (S)	7.750	03/15/21	1,305,000	1,347,413
TransDigm, Inc.	7.750	12/15/18	1,225,000	1,356,688
TransUnion Holding Company, Inc.	9.625	06/15/18	375,000	411,563
TransUnion Holding Company, Inc., PIK (S)	8.125	06/15/18	575,000	618,125
Triumph Group, Inc.	8.625	07/15/18	575,000	638,250
United Surgical Partners International, Inc.	9.000	04/01/20	1,235,000	1,395,550
Universal Hospital Services, Inc.	7.625	08/15/20	710,000	768,575
Univision Communications, Inc. (S)	7.875	11/01/20	1,250,000	1,406,250
Univision Communications, Inc. (S)	8.500	05/15/21	500,000	557,500
Venoco, Inc.	8.875	02/15/19	905,000	911,788
Windstream Corp.	7.500	04/01/23	2,318,000	2,526,620
Xerium Technologies, Inc.	8.875	06/15/18	705,000	720,863

Venezuela 2.1%				11,219,612

Petroleos de Venezuela SA	4.900	10/28/14	9,342,345	9,006,021
Petroleos de Venezuela SA	5.000	10/28/15	336,291	310,228
Petroleos de Venezuela SA	5.250	04/12/17	1,205,500	1,045,771
Petroleos de Venezuela SA	8.500	11/02/17	886,400	857,592

Virgin Islands 0.9%				4,924,477

Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	600,000	577,153
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	400,000	452,928
QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	302,864	316,039
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20	662,000	727,365

8

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Virgin Islands (continued)

Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20		1,120,000	$1,230,587
Sinopec Capital 2013, Ltd. (S)	3.125	04/24/23		658,000	648,111
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22		525,000	563,753
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42		371,000	408,541

Foreign Government Obligations 32.4%					$177,645,670

(Cost $167,586,906)

Brazil 2.0%					11,103,200

Federative Republic of Brazil
Bond	2.625	01/05/23		1,054,000	1,050,838
Bond	5.875	01/15/19		1,720,000	2,103,560
Bond	7.125	01/20/37		2,470,000	3,624,725
Bond	8.250	01/20/34		1,103,000	1,769,212
Bond	8.750	02/04/25		285,000	453,150
Bond	8.875	10/14/19		242,000	344,245
Bond	8.875	04/15/24		299,000	472,420
Note	8.000	01/15/18		1,098,333	1,285,050

Chile 0.2%					1,300,220

Republic of Chile
Bond	2.250	10/30/22		490,000	481,670
Bond	3.250	09/14/21		765,000	818,550

Colombia 2.0%					11,262,672

Bogota Distrito Capital
Bond	9.750	07/26/28	COP	2,528,000,000	2,100,289
Bond	9.750	07/26/28	COP	200,000,000	166,162
Republic of Colombia
Bond	2.625	03/15/23		515,000	510,623
Bond	7.375	09/18/37		4,156,000	6,292,184
Bond	10.375	01/28/33		391,000	700,868
Bond	11.750	02/25/20		545,000	867,640
Bond	12.000	10/22/15	COP	954,000,000	624,906

Costa Rica 0.1%					414,175

Republic of Costa Rica
Bond (S)	4.375	04/30/25		201,000	202,407
Bond (S)	5.625	04/30/43		206,000	211,768

Croatia 0.8%					4,350,862

Republic of Croatia
Bond (S)	5.500	04/04/23		1,524,000	1,618,717
Bond (S)	6.250	04/27/17		275,000	302,594
Bond	6.375	03/24/21		663,000	749,190
Bond (S)	6.375	03/24/21		762,000	861,060
Bond	6.625	07/14/20		719,000	819,301

Dominican Republic 0.4%					1,978,991

Government of Dominican Republic
Bond	7.500	05/06/21		956,000	1,097,966
Bond	9.040	01/23/18		788,036	881,025

9

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

El Salvador 0.4%					$1,993,673

Republic of El Salvador
Bond (S)	7.375	12/01/19		995,000	1,181,563
Bond	7.750	01/24/23		154,000	187,110
Bond	8.250	04/10/32		500,000	625,000

Guatemala 0.2%					1,045,951

Republic of Guatemala
Bond (S)	4.875	02/13/28		569,000	577,535
Bond	5.750	06/06/22		416,000	468,416

Hungary 1.0%					5,366,128

Republic of Hungary
Bond	3.500	07/18/16	EUR	462,000	605,206
Bond	4.125	02/19/18		552,000	557,520
Bond	4.375	07/04/17	EUR	442,000	587,913
Bond	4.500	01/29/14	EUR	370,000	491,433
Bond	5.000	03/30/16	GBP	104,000	159,720
Bond	5.375	02/21/23		202,000	208,258
Bond	5.500	05/06/14	GBP	601,000	941,330
Bond	5.750	06/11/18	EUR	114,000	160,125
Bond	6.000	01/11/19	EUR	331,000	468,695
Bond	6.375	03/29/21		1,060,000	1,185,928

Indonesia 2.9%					15,951,691

Republic of Indonesia
Bond (S)	3.375	04/15/23		2,922,000	2,984,093
Bond	4.875	05/05/21		200,000	226,750
Bond	6.875	03/09/17		874,000	1,033,505
Bond	7.750	01/17/38		1,614,000	2,396,790
Bond	8.500	10/12/35		2,524,000	3,921,665
Bond (S)	11.625	03/04/19		1,555,000	2,305,288
Bond	11.625	03/04/19		2,080,000	3,083,600

Iraq 0.5%					2,728,375

Republic of Iraq
Bond	5.800	01/15/28		2,990,000	2,728,375

Lithuania 1.2%					6,361,179

Republic of Lithuania
Bond	6.125	03/09/21		3,175,000	3,901,281
Bond (S)	6.625	02/01/22		548,000	699,522
Bond	6.625	02/01/22		460,000	587,190
Bond	7.375	02/11/20		907,000	1,173,186

Malaysia 0.3%					1,846,526

Government of Malaysia
Bond	3.172	07/15/16	MYR	4,110,000	1,358,706
Bond	4.646	07/06/21		430,000	487,820

Mexico 3.5%					19,038,288

Government of Mexico
Bond	2.000	06/09/22	MXN	7,894,780	703,056
Bond	2.500	12/10/20	MXN	24,211,322	2,213,862
Bond	4.750	03/08/44		814,000	900,691
Bond	5.000	06/16/16	MXN	13,438,029	1,246,940
Bond	5.750	10/12/10		4,450,000	5,242,100

10

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Mexico (continued)

Bond	6.050	01/11/40		3,270,000	$4,300,050
Bond	6.250	06/16/16	MXN	18,188,000	1,593,855
Bond	6.500	06/09/22	MXN	2,800,000	265,077
Bond	6.750	09/27/34		1,536,000	2,146,560
Bond	8.000	12/17/15	MXN	4,710,000	426,097

Morocco 0.2%					1,282,878

Kingdom of Morocco
Bond (S)	4.250	12/11/22		1,238,000	1,282,878

Panama 1.5%					8,223,621

Republic of Panama
Bond	5.200	01/30/20		2,838,000	3,371,544
Bond	6.700	01/26/36		181,000	251,862
Bond	7.125	01/29/26		101,000	140,390
Bond	8.125	04/28/34		472,000	699,740
Bond	8.875	09/30/27		357,000	570,665
Bond	9.375	04/01/29		1,880,000	3,189,420

Peru 0.7%					4,000,602

Republic of Peru
Bond	5.625	11/18/50		784,000	1,005,480
Bond	7.350	07/21/25		316,000	458,990
Bond	8.375	05/03/16		203,000	246,442
Bond	8.750	11/21/33		1,339,000	2,289,690

Philippines 1.2%					6,497,258

Republic of Philippines
Bond	6.500	01/20/20		139,000	176,009
Bond	7.750	01/14/31		2,577,000	3,904,155
Bond	8.375	06/17/19		375,000	507,656
Bond	9.500	02/02/30		1,115,000	1,909,438

Poland 1.7%					9,169,550

Republic of Poland
Bond	5.000	03/23/22		1,979,000	2,310,581
Bond	5.125	04/21/21		2,126,000	2,498,114
Bond	5.250	01/20/25	EUR	247,000	405,291
Bond	6.375	07/15/19		3,191,000	3,955,564

Qatar 0.5%					2,550,585

Government of Qatar
Bond (S)	5.250	01/20/20		429,000	508,365
Bond	5.250	01/20/20		403,000	477,555
Bond	6.400	01/20/40		258,000	350,880
Bond	6.550	04/09/19		972,000	1,213,785

Romania 0.5%					2,545,162

Government of Romania
Bond (S)	4.375	08/22/23		510,000	527,825
Bond	6.750	02/07/22		1,474,000	1,806,534
Bond (S)	6.750	02/07/22		172,000	210,803

Russia 2.4%					13,161,606

Government of Russia
Bond	7.500	03/31/30		8,609,830	10,831,166

11

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Russia (continued)

Bond	12.750	06/24/28		1,189,000	$2,330,440

Slovakia 0.3%					1,537,237

Government of Slovakia
Bond (S)	4.375	05/21/22		1,402,000	1,537,237

South Africa 1.2%					6,611,004

Republic of South Africa
Bond	4.665	01/17/24		1,653,000	1,847,228
Bond	5.500	03/09/20		929,000	1,093,898
Bond	5.875	05/30/22		486,000	592,313
Bond	6.875	05/27/19		1,450,000	1,808,875
Bond	8.000	12/21/18	ZAR	10,300,000	1,268,690

Turkey 3.2%					17,551,281

Republic of Turkey
Bond	3.250	03/23/23		3,619,000	3,569,239
Bond	5.125	03/25/22		1,957,000	2,235,873
Bond	5.625	03/30/21		161,000	188,773
Bond	6.250	09/26/22		1,205,000	1,485,163
Bond	6.750	04/03/18		454,000	541,395
Bond	6.875	03/17/36		948,000	1,241,880
Bond	7.000	09/26/16		416,000	482,040
Bond	7.000	06/05/20		1,225,000	1,537,375
Bond	7.250	03/15/15		871,000	960,278
Bond	7.250	03/05/38		952,000	1,306,620
Bond	7.500	07/14/17		396,000	477,675
Bond	7.500	11/07/19		1,967,000	2,507,925
Bond	8.000	02/14/34		699,000	1,017,045

Ukraine 1.2%					6,712,555

Republic of Ukraine
Bond	6.250	06/17/16		202,000	197,455
Bond	6.580	11/21/16		1,540,000	1,501,500
Bond	6.750	11/14/17		193,000	190,105
Bond (S)	6.875	09/23/15		657,000	656,343
Bond	6.875	09/23/15		1,011,000	1,009,989
Bond (S)	7.800	11/28/22		1,704,000	1,697,440
Bond (S)	9.000	12/07/17		440,000	448,800
Bond	9.250	07/24/17		947,000	1,010,923

Uruguay 0.4%					2,394,128

Republic of Uruguay
Bond	7.625	03/21/36		608,267	917,571
Bond	8.000	11/18/22		1,028,243	1,476,557

Venezuela 1.9%					10,666,272

Republic of Venezuela
Bond	6.000	12/09/20		774,000	650,160
Bond	7.000	12/01/18		1,000,000	930,000
Bond	8.500	10/08/14		847,000	863,940
Bond	9.000	05/07/23		547,900	521,327
Bond	9.250	09/15/27		291,000	285,908
Bond	11.950	08/05/31		818,000	901,027
Bond	12.750	08/23/22		4,918,800	5,614,810
Bond	13.625	08/15/18		810,000	899,100

12

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Capital Preferred Securities 0.1%					$337,125

(Cost $316,855)

Cayman Islands 0.1%					337,125

Hutchison Whampoa International 10, Ltd. (6.000% to
10/28/2015, then reset of 5 Year U.S. Treasury Note Rate +
4.885% until 10/28/2020, then 3 month LIBOR + 5.638%)
(Q)	6.000	10/28/15		310,000	337,125

Convertible Bonds 0.5%					$2,818,058

(Cost $2,742,358)

Canada 0.0%					8,394

Silver Standard Resources, Inc. (S)	2.875	02/01/33		11,000	8,394

China 0.0%					19,823

Home Inns & Hotels Management, Inc.	2.000	12/15/15		23,000	19,823

France 0.0%					32,829

Alcatel-Lucent	5.000	01/01/15	EUR	2,454,800	32,829

United Kingdom 0.0%					106,400

Subsea 7 SA	2.250	10/11/13		100,000	106,400

United States 0.5%					2,650,612

AirTran Holdings, Inc.	5.250	11/01/16		66,000	95,824
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23		158,000	149,903
Altra Holdings, Inc.	2.750	03/01/31		133,000	156,109
Callidus Software, Inc.	4.750	06/01/16		85,000	78,625
Ciena Corp. (S)	4.000	03/15/15		176,000	191,730
Comtech Telecommunications Corp.	3.000	05/01/29		446,000	455,199
Dendreon Corp.	2.875	01/15/16		124,000	98,115
Greenbrier Companies, Inc.	3.500	04/01/18		160,000	163,100
Hornbeck Offshore Services, Inc. (S)	1.500	09/01/19		5,000	5,775
Intel Corp.	2.950	12/15/35		179,000	199,697
Micron Technology, Inc.	1.875	06/01/27		69,000	72,148
NetApp, Inc.	1.750	06/01/13		63,000	68,591
Nuance Communications, Inc.	2.750	11/01/31		150,000	156,656
RTI International Metals, Inc.	1.625	10/15/19		24,000	24,480
RTI International Metals, Inc.	3.000	12/01/15		197,000	220,886
Stone Energy Corp.	1.750	03/01/17		171,000	157,106
Symantec Corp.	1.000	06/15/13		51,000	64,674
TRW Automotive, Inc.	3.500	12/01/15		107,000	222,359
WebMD Health Corp.	2.500	01/31/18		76,000	69,635

Structured Notes (K) 1.4%					$7,682,666

(Cost $7,725,747)

Brazil 1.1%					6,181,083

Federative Republic of Brazil (Barclays Bank PLC)
Note (S)	10.000	05/28/13	BRL	2,620,000	1,352,339
Note (S)	10.000	05/29/13	BRL	4,870,000	2,488,906
Federative Republic of Brazil (HSBC USA, Inc.)
Note	10.000	01/01/17	BRL	2,040,000	1,055,939
Federative Republic of Brazil (JPMorgan Chase Bank NA)
Note (S)	10.000	05/23/13	BRL	2,510,000	1,283,899

13

Global High Yield Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Colombia 0.2%					$1,111,433

Republic of Colombia (Citigroup Funding, Inc.)
Note	11.000	07/27/20	COP	1,000,000,000	747,936
Note (S)	11.000	07/27/20	COP	486,000,000	363,497

United Kingdom 0.1%					390,150

Cablevision SA (Deutsche Bank AG London)
Bond (S)	9.375	02/13/18		540,000	390,150

Term Loans (M) 1.1%					$6,013,327

(Cost $6,312,749)

Indonesia 0.1%					587,778

Bumi Resources Tbk PT	11.200	08/07/13		601,000	587,778

United States 1.0%					5,425,549

Alcatel-Lucent USA, Inc.	7.250	01/30/19		1,290,765	1,322,026
Caesars Entertainment Operating Company, Inc.	5.450	01/26/18		1,060,260	961,081
HB Acquisition Corp.	6.750	03/06/20		840,000	861,000
SUPERVALU, Inc.	6.250	03/21/19		525,000	532,292
Texas Competitive Electric Holdings Company LLC	4.731	10/10/17		2,378,987	1,749,150

				Shares	Value

Preferred Securities 0.1%					$351,592

(Cost $447,073)

United States 0.1%					351,592

Apache Corp., Series D, 6.000%				2,380	100,722
Molycorp, Inc., 5.500%				439	9,175
SandRidge Energy, Inc., 8.500%				2,620	241,695

				Shares	Value

Common Stocks 0.0%					$8

(Cost $1,078,310)

United States 0.0%					8

General Maritime Corp. (I)				816	8
NewPage Corp. (I)				2,440	0

Warrants 0.0%					$0

(Cost $0)

United States 0.0%					0

General Maritime Corp. (Expiration Date: 05/17/2017, Strike Price: $42.50) (I)				1,262	0

		Yield (%)		Shares	Value

Short-Term Investments 3.8%					$20,983,929

(Cost $20,983,929)

Money Market Funds 3.8%					20,983,929

State Street Institutional Liquid Reserves Fund		0.1124 (Y)		20,983,929	20,983,929

14

Global High Yield Fund
As of 4-30-13 (Unaudited)

Total investments (Cost $512,746,437)† 98.6%	$540,199,197

Other assets and liabilities, net 1.4%	$7,824,655

Total net assets 100.0%	$548,023,852

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Notes to Portfolio of Investments

LIBOR London Interbank Offered Rate

PIK Paid In Kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,702,402, or 26.2%, of the Fund's net assets as of 4-30-13.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $515,284,073. Net unrealized appreciation aggregated $24,915,124, of which $29,494,363 related to appreciated investment securities and $4,579,239 related to depreciated investment securities.

15

Global High Yield Fund
As of 4-30-13 (Unaudited)

The Fund had the following portfolio composition as a percentage of net assets on April 30, 2013:

Foreign Government Obligations	32.4%
Energy	14.6%
Consumer Discretionary	12.4%
Telecommunication Services	6.5%
Materials	5.3%
Consumer Staples	5.0%
Financials	4.5%
Industrials	4.5%
Information Technology	3.1%
Health Care	2.9%
Utilities	2.2%
Structured Notes	1.4%
Short-Term Investments & Other	5.2%

16

Global High Yield Fund
As of 4-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

17

Global High Yield Fund
As of 4-30-13 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	4-30-13	Price	Inputs	Inputs
Corporate Bonds	$324,366,822	—	$324,163,909	$202,913
Foreign Government Obligations	177,645,670	—	177,645,670	—
Capital Preferred Securities	337,125	—	337,125	—
Convertible Bonds	2,818,058	—	2,818,058	—
Structured Notes	7,682,666	—	6,236,577	1,446,089
Term Loans	6,013,327	—	5,425,549	587,778
Preferred Securities	351,592	$109,897	241,695	—
Common Stocks	8	—	—	8
Short-Term Investments	20,983,929	20,983,929	—	—

Total Investments in Securities	$540,199,197	$21,093,826	$516,868,583	$2,236,788
Other Financial Instruments:
Forward Foreign Currency Contracts	($378,221)	—	($378,221)	—

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and for exposure to foreign currency. The following table summarizes the contracts held at April 30, 2013:

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

COP	1,352,789,099	$735,451	Citibank N.A.	5/20/2013	$5,283
EUR	60,458	77,596	Citibank N.A.	5/15/2013	2,030
EUR	149,613	191,798	Citibank N.A.	5/15/2013	5,249
EUR	197,127	252,807	Citibank N.A.	5/15/2013	6,818
EUR	394,664	507,494	Citibank N.A.	5/15/2013	12,297
EUR	233,522	305,608	Citibank N.A.	5/15/2013	1,952
EUR	38,005	49,884	Citibank N.A.	5/15/2013	171
EUR	271,616	354,106	Citibank N.A.	5/15/2013	3,625
EUR	344,559	449,984	Citibank N.A.	5/15/2013	3,817
EUR	64,913	84,937	Citibank N.A.	5/15/2013	556
EUR	380,677	497,923	Citibank N.A.	5/15/2013	3,447

18

Global High Yield Fund
As of 4-30-13 (Unaudited)

EUR	324,348	$421,627	Citibank N.A.	5/15/2013	$5,555
MXN	16,100,733	1,254,000	Citibank N.A.	5/6/2013	71,688
NGN	201,699,500	1,258,655	Citibank N.A.	7/17/2013	(1,600)

		$6,441,870			$120,888
SELLS

COP	2,207,316	$4,020,625,995	Citibank N.A.	5/6/2013	$4,590
EUR	5,706,435	4,434,800	Citibank N.A.	5/15/2013	(134,407)
EUR	31,782	24,700	Citibank N.A.	5/15/2013	(749)
EUR	10,861,630	8,441,200	Citibank N.A.	5/15/2013	(255,829)
GBP	388,022	254,800	Citibank N.A.	5/15/2013	(7,737)
GBP	1,124,625	738,500	Citibank N.A.	5/15/2013	(22,425)
GBP	398,225	261,500	Citibank N.A.	5/15/2013	(7,941)
MXN	1,251,077	16,100,733	Citibank N.A.	5/6/2013	(74,611)

		$4,050,882,228			($499,109)

Currency Abbreviations

COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NGN	Nigerian Naira

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global High Yield Fund.

352Q3 4/13
6/13

John Hancock
MUTUAL FUNDS

John Hancock Currency Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Currency Strategies Fund
As of 4-30-13 (Unaudited)

Short-Term Investments 100.6%				$1,179,076,847

(Cost $1,178,984,761)

		Maturity	Par value
	Yield(%)*	date		Value

U.S. Government 93.5%				$1,095,932,821

U.S. Treasury Bill	0.090	05-23-13	$25,000,000	24,998,625
U.S. Treasury Bill	0.100	09-19-13	65,000,000	64,974,542
U.S. Treasury Bill	0.135	05-23-13	100,000,000	99,991,750
U.S. Treasury Bill	0.163	06-27-13	386,000,000	385,986,104
U.S. Treasury Bill	0.212	06-20-13	520,000,000	519,981,800

		Yield (%)	Shares	Value

Money Market Funds 7.1%				$83,144,026

State Street Institutional Liquid Reserves Fund		0.112(Y)	83,144,026	83,144,026

Total investments (Cost $1,178,984,761)† 100.6%				$1,179,076,847

Other assets and liabilities, net (0.6%)				($7,313,457)

Total net assets 100.0%			$1,171,763,390

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,178,984,761.

Unrealized appreciation on investment securities was $92,086 as of 4-30-13.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS
AUD	46,688,924	$48,443,154	Barclays Bank PLC	6-19-13	($214,134)
AUD	49,212,432	50,626,698	J. Aron & Company	6-19-13	209,071
AUD	29,029,713	29,858,395	Morgan Stanley Capital	6-19-13	128,901
			Services, Inc.
CAD	19,094,474	18,816,442	Barclays Bank PLC	6-19-13	115,789
CAD	19,094,474	18,821,135	J. Aron & Company	6-19-13	111,097
CAD	19,094,474	18,771,086	Morgan Stanley Capital	6-19-13	161,146
			Services, Inc.
CHF	15,631,391	16,790,399	Barclays Bank PLC	6-19-13	29,123
CHF	15,631,391	16,794,674	J. Aron & Company	6-19-13	24,848
EUR	238,643,230	310,733,864	Barclays Bank PLC	6-19-13	3,642,744
EUR	229,510,632	298,774,237	J. Aron & Company	6-19-13	3,571,546
EUR	153,773,881	200,757,953	Morgan Stanley Capital	6-19-13	1,816,037
			Services, Inc.
GBP	109,707,260	164,029,065	Barclays Bank PLC	6-19-13	6,332,138
GBP	109,707,260	163,908,009	J. Aron & Company	6-19-13	6,453,194
GBP	97,117,993	144,307,140	Morgan Stanley Capital	6-19-13	6,504,557
			Services, Inc.
JPY	11,966,133,818	122,840,231	Barclays Bank PLC	6-19-13	(60,755)

1

Currency Strategies Fund
As of 4-30-13 (Unaudited)

BUYS
(continued)
JPY	13,908,158,893	$141,939,175	J. Aron & Company	6-19-13	$766,604
JPY	8,305,232,094	85,408,342	Morgan Stanley Capital	6-19-13	(191,842)
			Services, Inc.
NOK	436,371,775	74,613,735	Barclays Bank PLC	6-19-13	926,327
NOK	538,993,623	91,977,235	J.Aron & Company	6-19-13	1,327,636
NOK	264,317,554	44,490,572	Morgan Stanley Capital	6-19-13	1,265,285
			Services, Inc.
NZD	32,299,654	26,504,450	Morgan Stanley Capital	6-19-13	1,090,456
			Services, Inc.
SEK	11,814,076	1,839,307	Barclays Bank PLC	6-19-13	(18,323)
SEK	216,469,595	33,719,371	J. Aron & Company	6-19-13	(353,440)
SEK	204,167,655	32,105,366	Morgan Stanley Capital	6-19-13	(635,617)
			Services, Inc.

		$2,156,870,035			$33,002,388

SELLS
AUD	157,961,562	161,968,179	Barclays Bank PLC	6-19-13	(1,203,955)
AUD	160,485,070	164,676,934	J. Aron & Company	6-19-13	(1,101,949)
AUD	122,576,233	125,826,050	Morgan Stanley Capital	6-19-13	(793,523)
			Services, Inc.
CAD	208,402,421	202,760,745	Barclays Bank PLC	6-19-13	(3,870,914)
CAD	208,402,421	203,092,545	J. Aron & Company	6-19-13	(3,539,114)
CAD	161,031,624	156,720,902	Morgan Stanley Capital	6-19-13	(2,942,462)
			Services, Inc.
CHF	209,564,826	221,851,822	Barclays Bank PLC	6-19-13	(3,641,879)
CHF	209,564,826	221,983,429	J. Aron & Company	6-19-13	(3,510,272)
CHF	15,618,085	16,513,793	Morgan Stanley Capital	6-19-13	(291,412)
			Services, Inc.
EUR	28,523,200	36,613,577	Barclays Bank PLC	6-19-13	(961,454)
EUR	23,059,955	29,600,911	J. Aron & Company	6-19-13	(777,116)
JPY	188,295,370	1,962,657	Barclays Bank PLC	6-19-13	30,637
JPY	188,295,370	1,964,726	J. Aron & Company	6-19-13	32,706
JPY	111,014,790	1,154,720	Morgan Stanley Capital	6-19-13	15,644
			Services, Inc.
NOK	282,913,672	49,261,235	Barclays Bank PLC	6-19-13	286,214
NOK	282,913,672	49,316,869	J. Aron & Company	6-19-13	341,849
NOK	8,237,603	1,436,775	Morgan Stanley Capital	6-19-13	10,768
			Services, Inc.
NZD	335,088,058	276,685,561	Barclays Bank PLC	6-19-13	(9,593,774)
NZD	335,088,058	277,084,379	J. Aron & Company	6-19-13	(9,194,955)
SEK	788,715,936	122,629,991	Barclays Bank PLC	6-19-13	1,059,840
SEK	993,371,455	154,391,154	J. Aron & Company	6-19-13	1,276,056
SEK	598,062,030	92,434,044	Morgan Stanley Capital	6-19-13	250,676
			Services, Inc.
SGD	112,097,750	89,859,356	Barclays Bank PLC	6-19-13	(1,153,554)
SGD	154,737,437	124,297,822	J. Aron & Company	6-19-13	(1,334,534)
SGD	41,294,621	33,121,814	Morgan Stanley Capital	6-19-13	(405,565)
			Services, Inc.

		$2,817,209,990			($41,012,042)

2

Currency Strategies Fund
As of 4-30-13 (Unaudited)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar

3

Currency Strategies Fund
As of 4-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2013 all investments are categorized as Level 2 (including forward currency contracts) under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty. During the period ended April 30, 2013 the Fund used forward foreign currency contracts to gain and manage currency exposure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.

364Q3 4/13
6/13

John Hancock MUTUAL FUNDS

John Hancock Fundamental Large Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Fundamental Large Cap Core Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Common Stocks 96.5%		$17,172,987

(Cost $15,870,107)

Consumer Discretionary 14.1%		2,508,771

Household Durables 1.3%
Lennar Corp., Class A	5,700	234,954

Internet & Catalog Retail 4.9%
Amazon.com, Inc. (I)	3,454	876,660

Media 2.3%
Omnicom Group, Inc.	5,290	316,183
The Walt Disney Company	1,405	88,290

Specialty Retail 5.6%
Bed Bath & Beyond, Inc. (I)	2,883	198,350
Lowe's Companies, Inc.	20,675	794,334

Consumer Staples 6.6%		1,181,264

Beverages 5.6%
Diageo PLC, ADR	2,632	321,630
PepsiCo, Inc.	5,370	442,863
SABMiller PLC	4,491	242,319

Tobacco 1.0%
Philip Morris International, Inc.	1,825	174,452

Energy 11.8%		2,104,692

Energy Equipment & Services 3.7%
National Oilwell Varco, Inc.	3,513	229,118
Schlumberger, Ltd.	5,844	434,969

Oil, Gas & Consumable Fuels 8.1%
Apache Corp.	6,448	476,378
Chevron Corp.	1,521	185,577
Exxon Mobil Corp.	1,815	161,517
Occidental Petroleum Corp.	4,980	444,515
Southwestern Energy Company (I)	4,613	172,618

Financials 22.8%		4,053,868

Capital Markets 9.2%
Morgan Stanley	19,429	430,352
State Street Corp.	5,878	343,687
T. Rowe Price Group, Inc.	3,479	252,228
The Goldman Sachs Group, Inc.	4,121	601,954

Commercial Banks 1.6%
Wells Fargo & Company	7,352	279,229

Consumer Finance 1.2%
American Express Company	3,212	219,733

Diversified Financial Services 9.0%
Bank of America Corp.	60,932	750,073
JPMorgan Chase & Company	17,327	849,196

Insurance 1.8%
Prudential Financial, Inc.	5,419	327,416

1

Fundamental Large Cap Core Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Health Care 8.6%		$1,533,439

Biotechnology 1.1%
Amgen, Inc.	1,822	189,871

Health Care Equipment & Supplies 1.6%
Medtronic, Inc.	6,263	292,357

Pharmaceuticals 5.9%
Merck & Company, Inc.	8,426	396,022
Novartis AG, ADR	6,412	472,949
Pfizer, Inc.	6,269	182,240

Industrials 5.6%		989,776

Aerospace & Defense 1.5%
L-3 Communications Holdings, Inc.	3,244	263,575

Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	3,251	279,066

Industrial Conglomerates 1.9%
General Electric Company	15,466	344,737

Professional Services 0.6%
Robert Half International, Inc.	3,120	102,398

Information Technology 26.3%		4,675,085

Communications Equipment 7.4%
Cisco Systems, Inc.	24,439	511,264
QUALCOMM, Inc.	13,129	809,009

Computers & Peripherals 7.7%
Apple, Inc.	2,159	955,897
EMC Corp. (I)	18,302	410,514

Internet Software & Services 3.3%
Google, Inc., Class A (I)	718	592,041

IT Services 1.4%
Broadridge Financial Solutions, Inc.	10,053	253,135

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	23,645	566,298

Software 3.3%
FactSet Research Systems, Inc.	3,593	337,994
Oracle Corp.	7,289	238,933

Materials 0.7%		126,092

Chemicals 0.7%
Air Products & Chemicals, Inc.	1,450	126,092

Total investments (Cost $15,870,107)† 96.5%		$17,172,987

Other assets and liabilities, net 3.5%		$627,811

Total net assets 100.0%		$17,800,798

The percentage shown for each investment category is the total value of the category as a percentage of the netassets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

2

Fundamental Large Cap Core Fund
As of 4-30-13 (Unaudited)

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $15,899,892. Net unrealized appreciation aggregated $1,273,095 of which $1,530,021 related to appreciated investment securities and $256,926 related to depreciated investment securities.

3

Fundamental Large Cap Core Fund
As of 4-30-13 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or 0evaluated price. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$2,508,771	$2,508,771	—	—
Consumer Staples	1,181,264	938,945	$242,319	—
Energy	2,104,692	2,104,692	—	—
Financials	4,053,868	4,053,868	—	—
Health Care	1,533,439	1,533,439	—	—
Industrials	989,776	989,776	—	—
Information Technology	4,675,085	4,675,085	—	—
Materials	126,092	126,092	—	—
Total Investments in Securities	$17,172,987	$16,930,668	$242,319	—

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.

372Q3 4/13
6/13

John Hancock
MUTUAL FUNDS

John Hancock Fundamental Large Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Fundamental Large Cap Value Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Common Stocks 98.6%		$877,371,085

(Cost $703,444,949)

Consumer Discretionary 11.8%		104,630,294

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	258,870	8,933,605

Household Durables 3.4%
Dorel Industries, Inc., Class B	238,202	10,285,163
Lennar Corp., Class A	224,845	9,268,111
Tempur-Pedic International, Inc. (I)	221,981	10,766,079

Media 1.5%
Omnicom Group, Inc.	225,654	13,487,340

Specialty Retail 4.4%
Lowe's Companies, Inc.	1,003,162	38,541,484

Textiles, Apparel & Luxury Goods 1.5%
Adidas AG	127,737	13,348,512

Consumer Staples 12.3%		109,126,804

Beverages 5.8%
Diageo PLC, ADR	122,020	14,910,844
PepsiCo, Inc.	216,134	17,824,571
SABMiller PLC	356,230	19,220,921

Food Products 1.1%
Danone SA	126,433	9,661,350

Household Products 1.4%
The Procter & Gamble Company	158,824	12,192,918

Personal Products 2.2%
Avon Products, Inc.	844,192	19,551,487

Tobacco 1.8%
Imperial Tobacco Group PLC	250,535	8,958,609
Philip Morris International, Inc.	71,201	6,806,104

Energy 12.1%		107,326,010

Energy Equipment & Services 2.3%
National Oilwell Varco, Inc.	141,010	9,196,672
Weatherford International, Ltd. (I)	872,799	11,163,099

Oil, Gas & Consumable Fuels 9.8%
Apache Corp.	314,935	23,267,398
Chevron Corp.	147,771	18,029,540
Exxon Mobil Corp.	106,185	9,449,403
Occidental Petroleum Corp.	301,594	26,920,280
Southwestern Energy Company (I)	248,520	9,299,618

Financials 28.6%		254,807,989

Capital Markets 14.6%
AllianceBernstein Holding LP	1,265,092	29,970,029
Morgan Stanley	993,308	22,001,772
Northern Trust Corp.	459,985	24,802,391
State Street Corp.	327,103	19,125,712
The Goldman Sachs Group, Inc.	235,584	34,411,755

1

Fundamental Large Cap Value Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 3.1%
Wells Fargo & Company	734,689	$27,903,488

Diversified Financial Services 8.3%
Bank of America Corp.	2,612,626	32,161,426
JPMorgan Chase & Company	850,540	41,684,965

Insurance 2.6%
Prudential Financial, Inc.	74,609	4,507,876
Stewart Information Services Corp.	673,756	18,238,575

Health Care 8.9%		79,395,201

Biotechnology 0.9%
Amgen, Inc.	76,044	7,924,545

Health Care Equipment & Supplies 1.9%
Medtronic, Inc.	363,747	16,979,710

Health Care Providers & Services 1.6%
VCA Antech, Inc. (I)	586,609	14,137,277

Pharmaceuticals 4.5%
Merck & Company, Inc.	449,646	21,133,362
Novartis AG, ADR	260,579	19,220,307

Industrials 10.5%		93,463,961

Air Freight & Logistics 1.7%
FedEx Corp.	161,327	15,166,351

Commercial Services & Supplies 2.9%
Avery Dennison Corp.	623,370	25,838,687

Electrical Equipment 1.9%
Sensata Technologies Holding NV (I)	494,480	16,540,356

Industrial Conglomerates 2.2%
General Electric Company	897,743	20,010,691

Machinery 1.5%
Deere & Company	144,660	12,918,138

Professional Services 0.3%
Robert Half International, Inc.	91,095	2,989,738

Information Technology 14.4%		128,620,826

Communications Equipment 6.2%
Cisco Systems, Inc.	1,611,870	33,720,320
QUALCOMM, Inc.	351,482	21,658,321

Computers & Peripherals 2.7%
Apple, Inc.	54,047	23,929,309

IT Services 1.7%
Broadridge Financial Solutions, Inc.	605,363	15,243,040

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	883,404	21,157,526

Software 1.4%
Microsoft Corp.	390,100	12,912,310

2

Fundamental Large Cap Value Fund
As of 4-30-13 (Unaudited)

	Par Value	Value

Short-Term Investments 1.2%		$11,053,000

(Cost $11,053,000)

Barclays Tri-Party Repurchase Agreement dated 4-30-13 at
0.150% to be repurchased at $7,318,030 on 5-1-13,
collateralized by $7,624,100 U.S. Treasury Bond, 2.750%
due 8-15-42 (valued at $7,464,448, including interest)	$7,318,000	7,318,000
Repurchase Agreement with State Street Corp. dated 4-30-
13 at 0.010% to be repurchased at $3,735,001 on 5-1-13,
collateralized by $3,795,000 U.S. Treasury Notes, 0.625%
due 8-31-17 (valued at $3,813,975, including interest)	3,735,000	3,735,000

Total investments (Cost $714,497,949)† 99.8%		$888,424,085

Other assets and liabilities, net 0.2%		$1,759,793

Total net assets 100.0%		$890,183,878

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $714,561,794. Net unrealized appreciation aggregated $173,862,291, of which $180,486,945 related to appreciated investment securities and $6,624,654 related to depreciated investment securities.

3

Fundamental Large Cap Value Fund
As of 4-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$104,630,294	$91,281,782	$13,348,512	—
Consumer Staples	109,126,804	71,285,924	37,840,880	—
Energy	107,326,010	107,326,010	—	—
Financials	254,807,989	254,807,989	—	—
Health Care	79,395,201	79,395,201	—	—
Industrials	93,463,961	93,463,961	—	—
Information Technology	128,620,826	128,620,826	—	—
Short-Term Investments	11,053,000	—	11,053,000	—
Total Investments in Securities	$888,424,085	$826,181,693	$62,242,392	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is

4

Fundamental Large Cap Value Fund
As of 4-30-13 (Unaudited)

in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.

374Q3 4/13
6/13

John Hancock
MUTUAL FUNDS

John Hancock Fundamental All Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Fundamental All Cap Core Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$8,136,160

(Cost $7,320,172)

Consumer Discretionary 18.2%		1,522,026

Hotels, Restaurants & Leisure 3.1%
Carnival Corp.	4,723	162,991
Starbucks Corp.	1,573	95,701

Household Durables 1.2%
Lennar Corp., Class A	2,413	99,464

Internet & Catalog Retail 8.3%
Amazon.com, Inc. (I)	2,245	569,803
Blue Nile, Inc. (I)	3,747	122,265

Media 1.8%
Corus Entertainment, Inc., B Shares	3,222	79,123
Omnicom Group, Inc.	1,180	70,529

Specialty Retail 3.8%
Bed Bath & Beyond, Inc. (I)	1,343	92,398
Lowe's Companies, Inc.	5,980	229,752

Consumer Staples 6.2%		524,012

Beverages 4.6%
Diageo PLC, ADR	663	81,019
Heineken Holding NV	1,252	75,372
SABMiller PLC	1,869	100,845
Tsingtao Brewery Company, Ltd., H Shares	18,801	126,357

Personal Products 1.6%
Avon Products, Inc.	6,063	140,419

Energy 8.4%		700,544

Energy Equipment & Services 3.1%
National Oilwell Varco, Inc.	1,022	66,655
Schlumberger, Ltd.	1,152	85,743
Weatherford International, Ltd. (I)	8,488	108,562

Oil, Gas & Consumable Fuels 5.3%
Apache Corp.	2,418	178,642
Occidental Petroleum Corp.	1,886	168,344
Ultra Petroleum Corp. (I)	4,327	92,598

Financials 23.6%		1,974,564

Capital Markets 14.3%
AllianceBernstein Holding LP	12,468	295,367
Morgan Stanley	9,969	220,813
Northern Trust Corp.	1,545	83,306
State Street Corp.	1,035	60,516
T. Rowe Price Group, Inc.	2,824	204,740
The Goldman Sachs Group, Inc.	2,267	331,141

Diversified Financial Services 9.3%
Bank of America Corp.	31,294	385,229
JPMorgan Chase & Company	8,028	393,452

1

Fundamental All Cap Core Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Health Care 3.6%		$304,083

Health Care Equipment & Supplies 0.2%
Medtronic, Inc.	445	$20,773

Health Care Providers & Services 3.4%
AMN Healthcare Services, Inc. (I)	12,281	168,618
VCA Antech, Inc. (I)	4,759	114,692

Industrials 8.1%		678,171

Aerospace & Defense 1.0%
L-3 Communications Holdings, Inc.	999	81,169

Commercial Services & Supplies 4.1%
Avery Dennison Corp.	8,227	341,009

Electrical Equipment 3.0%
Sensata Technologies Holding NV (I)	7,653	255,993

Information Technology 29.0%		2,432,760

Communications Equipment 6.1%
Cisco Systems, Inc.	4,812	100,667
QUALCOMM, Inc.	6,703	413,039

Computers & Peripherals 11.4%
Apple, Inc.	1,214	537,496
EMC Corp. (I)	11,021	247,201
NetApp, Inc. (I)	4,802	167,542

Internet Software & Services 5.1%
Bankrate, Inc. (I)	10,139	136,674
Google, Inc., Class A (I)	173	142,651
VistaPrint NV (I)	3,673	149,858

IT Services 3.0%
Broadridge Financial Solutions, Inc.	3,266	82,238
VeriFone Systems, Inc. (I)	8,010	172,055

Software 3.4%
FactSet Research Systems, Inc.	3,012	283,339

Total investments (Cost $7,320,172)† 97.1%		$8,136,160

Other assets and liabilities, net 2.9%		$243,199

Total net assets 100.0%		$8,379,359

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $7,366,386. Net unrealized appreciation aggregated $769,774, of which $907,571 related to appreciated investment securities and $137,797 related to depreciated investment securities.

2

Fundamental All Cap Core Fund
As of 4-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$1,522,026	$1,522,026	—	—
Consumer Staples	524,012	221,438	$302,574	—
Energy	700,544	700,544	—	—
Financials	1,974,564	1,974,564	—	—
Health Care	304,083	304,083	—	—
Industrials	678,171	678,171	—	—
Information Technology	2,432,760	2,432,760	—	—
Total Investments in Securities	$8,136,160	$7,833,586	$302,574	—

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.

376Q3 4/13
6/13

JOHN HANCOCK MUTUAL FUNDS

John Hancock Diversified Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 47.5%				$20,907,025

(Cost $18,681,553)

Consumer Discretionary 6.8%				2,977,024

Auto Components 0.7%
Allison Transmission, Inc. (S)	7.125	05/15/19	125,000	135,775
Visteon Corp.	6.750	04/15/19	144,000	155,340

Automobiles 0.2%
Ford Motor Company	4.750	01/15/43	35,000	35,031
Ford Motor Credit Company LLC	5.875	08/02/21	55,000	64,185

Hotels, Restaurants & Leisure 2.6%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	100,000	105,750
CCM Merger, Inc. (S)	9.125	05/01/19	150,000	157,875
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	100,000	112,750
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	107,375
Landry's, Inc. (S)	9.375	05/01/20	30,000	33,038
Marina District Finance Company, Inc.	9.500	10/15/15	75,000	79,898
MGM Resorts International	8.625	02/01/19	100,000	118,500
MGM Resorts International (S)	6.750	10/01/20	30,000	32,925
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19	15,000	16,575
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	200,000	216,000
Station Casinos LLC (S)	7.500	03/01/21	35,000	36,925
Sugarhouse HSP Gaming Property Mezzanine LP (S)	8.625	04/15/16	90,000	96,188
Wok Acquisition Corp. (S)	10.250	06/30/20	25,000	27,469

Household Durables 0.1%
American Standard Americas (S)	10.750	01/15/16	30,000	31,538

Media 1.0%
DISH DBS Corp.	6.750	06/01/21	125,000	135,000
Regal Entertainment Group	9.125	08/15/18	100,000	112,000
WMG Acquisition Corp. (S)	6.000	01/15/21	35,000	37,450
XM Satellite Radio, Inc. (S)	7.625	11/01/18	150,000	166,500

Multiline Retail 0.5%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	195,222

Specialty Retail 1.4%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	162,750
AutoNation, Inc.	5.500	02/01/20	65,000	71,419
CST Brands, Inc. (S)	5.000	05/01/23	10,000	10,263
Hillman Group, Inc.	10.875	06/01/18	100,000	110,750
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	50,000	53,938
Limited Brands, Inc.	6.625	04/01/21	50,000	57,438
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	107,375
Toys R Us, Inc.	10.375	08/15/17	50,000	53,938

Textiles, Apparel & Luxury Goods 0.3%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	125,000	139,844

Consumer Staples 2.0%				901,468

Beverages 0.2%
Ajecorp BV (S)	6.500	05/14/22	40,000	43,740
Corporacion Lindley SA (S)	6.750	11/23/21	25,000	29,188

1

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Food & Staples Retailing 0.6%
Rite Aid Corp.	9.250	03/15/20	150,000	$173,625
Safeway, Inc.	7.250	02/01/31	20,000	23,845
Safeway, Inc.	5.000	08/15/19	60,000	67,275
Tops Holding Corp. (S)	8.875	12/15/17	16,000	17,860

Food Products 0.4%
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17	78,000	83,694
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	101,000

Household Products 0.4%
Harbinger Group, Inc. (S)	7.875	07/15/19	45,000	48,150
The Sun Products Corp. (S)	7.750	03/15/21	60,000	61,950
YCC Holdings LLC, PIK	10.250	02/15/16	75,000	77,438

Personal Products 0.1%
Revlon Consumer Products Corp. (S)	5.750	02/15/21	50,000	51,500

Tobacco 0.3%
Alliance One International, Inc.	10.000	07/15/16	100,000	106,190
Vector Group, Ltd. (S)	7.750	02/15/21	15,000	16,013

Energy 3.0%				1,308,988

Energy Equipment & Services 0.3%
Offshore Group Investment, Ltd. (S)	7.125	04/01/23	20,000	20,800
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	108,750

Oil, Gas & Consumable Fuels 2.7%
Afren PLC (S)	10.250	04/08/19	200,000	238,500
BreitBurn Energy Partners LP	7.875	04/15/22	20,000	22,000
EP Energy LLC	7.750	09/01/22	20,000	22,950
EV Energy Partners LP	8.000	04/15/19	100,000	106,500
Goodrich Petroleum Corp.	8.875	03/15/19	15,000	15,750
Halcon Resources Corp. (S)	8.875	05/15/21	30,000	32,175
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	235,189
Linn Energy LLC	8.625	04/15/20	150,000	167,625
Penn Virginia Corp. (S)	8.500	05/01/20	15,000	15,075
Petroleos de Venezuela SA	5.375	04/12/27	50,000	35,000
Rex Energy Corp. (S)	8.875	12/01/20	15,000	16,031
Targa Resources Partners LP	6.375	08/01/22	100,000	111,750
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	106,768
WPX Energy, Inc.	6.000	01/15/22	50,000	54,125

Financials 15.6%				6,872,857

Capital Markets 1.6%
Jefferies Group, Inc.	6.875	04/15/21	200,000	238,665
JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	50,000	50,813
Morgan Stanley	5.750	01/25/21	300,000	357,127
The Goldman Sachs Group, Inc.	6.750	10/01/37	65,000	74,649

Commercial Banks 2.3%
Abbey National Treasury Services PLC	4.000	04/27/16	200,000	214,850
Banco de Credito del Peru (S)	4.250	04/01/23	109,000	109,382
HBOS PLC (S)	6.000	11/01/33	95,000	93,840
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	222,947

2

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Royal Bank of Scotland Group PLC	6.125	12/15/22	215,000	$231,350
Synovus Financial Corp.	7.875	02/15/19	20,000	22,950
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	100,000	115,875

Consumer Finance 0.6%
Discover Bank	7.000	04/15/20	200,000	249,946

Diversified Financial Services 3.7%
Bank of America Corp.	5.700	01/24/22	140,000	166,889
General Electric Capital Corp.	5.300	02/11/21	250,000	290,471
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	100,000	117,128
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	119,000
iPayment, Inc.	10.250	05/15/18	95,000	86,925
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	233,010
Merrill Lynch & Company, Inc.	7.750	05/14/38	200,000	271,146
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	200,000	268,500
SPL Logistics Escrow LLC (S)	8.875	08/01/20	24,000	25,320
UBS AG	7.625	08/17/22	50,000	57,985

Insurance 3.6%
AXA SA	8.600	12/15/30	200,000	258,018
CNA Financial Corp.	7.250	11/15/23	200,000	259,575
CNO Financial Group, Inc. (S)	6.375	10/01/20	15,000	16,163
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	192,250
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	235,000
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	57,753
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	150,000	151,875
Lincoln National Corp. (7.000% to 05/17/2016, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	20,000	20,550
MetLife, Inc.	6.400	12/15/36	30,000	33,529
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	200,000	209,203
Onex USI Aquisition Corp. (S)	7.750	01/15/21	40,000	41,200
Pacific LifeCorp. (S)	6.000	02/10/20	15,000	17,465
Prudential Financial, Inc. (P)	5.200	03/15/44	10,000	10,175
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	45,000	48,628
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	50,000	52,938

Real Estate Investment Trusts 3.1%
DDR Corp.	7.500	04/01/17	200,000	240,126
Highwoods Realty LP	5.850	03/15/17	70,000	78,931
Host Hotels & Resorts LP	5.250	03/15/22	200,000	223,000
MPT Operating Partnership LP	6.875	05/01/21	100,000	109,000
MPT Operating Partnership LP	6.375	02/15/22	35,000	37,888
ProLogis International Funding II (S)	4.875	02/15/20	20,000	20,880
Prologis LP	6.875	03/15/20	200,000	247,801
SL Green Realty Corp.	7.750	03/15/20	100,000	125,230
Weyerhaeuser Company	7.375	03/15/32	200,000	273,389

3

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Real Estate Management & Development 0.4%
CBRE Services, Inc.	5.000	03/15/23	20,000	$20,475
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	30,000	27,900
NANA Development Corp. (S)	9.500	03/15/19	20,000	20,375
Realogy Corp. (S)	7.875	02/15/19	100,000	111,625

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC	10.875	04/01/15	75,000	79,547
Nationstar Mortgage LLC (S)	7.875	10/01/20	30,000	33,600

Health Care 1.7%				739,935

Health Care Equipment & Supplies 0.6%
Alere, Inc.	8.625	10/01/18	150,000	160,875
Alere, Inc. (S)	7.250	07/01/18	40,000	43,100
DJO Finance LLC	9.875	04/15/18	10,000	11,025
MModal, Inc. (S)	10.750	08/15/20	60,000	51,600

Health Care Providers & Services 0.7%
BioScrip, Inc.	10.250	10/01/15	100,000	105,625
Catalent Pharma Solutions, Inc. (S)	7.875	10/15/18	25,000	25,469
HCA, Inc.	7.500	02/15/22	100,000	119,500
National Mentor Holdings, Inc. (S)	12.500	02/15/18	45,000	48,825

Pharmaceuticals 0.4%
Endo Health Solutions, Inc.	7.250	01/15/22	100,000	109,625
Mylan, Inc. (S)	7.875	07/15/20	55,000	64,291

Industrials 6.8%				3,003,397

Aerospace & Defense 1.3%
Ducommun, Inc.	9.750	07/15/18	100,000	110,500
Huntington Ingalls Industries, Inc.	7.125	03/15/21	150,000	166,875
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	132,300
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	137,250
Textron, Inc.	7.250	10/01/19	30,000	36,455

Airlines 2.3%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	89,898	95,292
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	29,369	31,719
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	184,638	202,640
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	68,416	76,284
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	137,614	159,798
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	160,911	183,439
UAL 2007-1 Class C Pass Through Trust (P)	2.758	07/02/14	164,564	162,919
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	24,955	28,012
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25	50,000	52,500

Building Products 0.7%
Gibraltar Industries, Inc. (S)	6.250	02/01/21	70,000	75,075
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	234,750

Commercial Services & Supplies 0.7%
Casella Waste Systems, Inc.	7.750	02/15/19	40,000	38,700
Iron Mountain, Inc.	5.750	08/15/24	45,000	46,350
Steelcase, Inc.	6.375	02/15/21	200,000	224,233

4

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Construction & Engineering 0.1%
Tutor Perini Corp.	7.625	11/01/18	50,000	$53,000

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	130,000	140,725

Industrial Conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	217,000
Tenedora Nemak SA de CV (S)	5.500	02/28/23	20,000	20,775

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	50,000	54,625

Road & Rail 0.6%
Florida East Coast Railway Corp.	8.125	02/01/17	100,000	107,125
The Hertz Corp.	6.750	04/15/19	100,000	110,750
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18	40,000	42,100

Trading Companies & Distributors 0.2%
Aircastle, Ltd.	6.250	12/01/19	25,000	27,875
Aircastle, Ltd.	6.750	04/15/17	15,000	16,631
Aircastle, Ltd.	7.625	04/15/20	15,000	17,700

Information Technology 0.6%				247,738

Internet Software & Services 0.1%
VeriSign, Inc. (S)	4.625	05/01/23	25,000	25,625

IT Services 0.4%
Brightstar Corp. (S)	9.500	12/01/16	100,000	108,375
Global Generations Merger Sub, Inc. (S)	11.000	12/15/20	45,000	50,738

Software 0.1%
Aspect Software, Inc.	10.625	05/15/17	60,000	63,000

Materials 4.9%				2,159,285

Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000	05/07/20	100,000	115,000
LyondellBasell Industries NV	5.000	04/15/19	55,000	62,684
Nufarm Australia, Ltd. (S)	6.375	10/15/19	40,000	41,100

Construction Materials 0.2%
American Gilsonite Company (S)	11.500	09/01/17	70,000	74,375

Containers & Packaging 0.4%
Consolidated Container Company LLC (S)	10.125	07/15/20	35,000	38,850
Pretium Packaging LLC	11.500	04/01/16	100,000	108,500
Tekni-Plex, Inc. (S)	9.750	06/01/19	43,000	47,730

Metals & Mining 2.5%
Commercial Metals Company	7.350	08/15/18	200,000	221,000
Edgen Murray Corp. (S)	8.750	11/01/20	30,000	31,913
Evraz Group SA (S)	6.500	04/22/20	200,000	195,750
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	25,000	27,500
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	25,000	26,625
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	100,000	107,250
JMC Steel Group (S)	8.250	03/15/18	100,000	104,625
Metinvest BV (S)	8.750	02/14/18	200,000	204,000
Rain CII Carbon LLC (S)	8.000	12/01/18	40,000	42,700
SunCoke Energy, Inc.	7.625	08/01/19	100,000	108,250

5

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Walter Energy, Inc. (S)	9.875	12/15/20	30,000	$32,700

Paper & Forest Products 1.3%
Georgia-Pacific LLC	7.250	06/01/28	171,000	228,747
International Paper Company	9.375	05/15/19	200,000	277,156
Westvaco Corp.	7.950	02/15/31	50,000	62,830

Telecommunication Services 3.7%				1,640,550

Diversified Telecommunication Services 3.3%
American Tower Corp.	4.700	03/15/22	40,000	44,037
CenturyLink, Inc.	5.800	03/15/22	50,000	52,932
CenturyLink, Inc.	7.600	09/15/39	200,000	206,190
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	50,000	50,000
Intelsat Jackson Holdings SA	7.250	10/15/20	100,000	111,000
Intelsat Luxembourg SA (S)	7.750	06/01/21	25,000	26,438
Level 3 Communications, Inc. (S)	8.875	06/01/19	200,000	221,000
PAETEC Holding Corp.	9.875	12/01/18	100,000	115,000
Telecom Italia Capital SA	6.999	06/04/18	35,000	40,613
Telecom Italia Capital SA	7.200	07/18/36	200,000	215,522
Telefonica Emisiones SAU	5.134	04/27/20	200,000	217,212
Windstream Corp.	7.750	10/01/21	150,000	165,750

Wireless Telecommunication Services 0.4%
Clearwire Communications LLC (S)	12.000	12/01/15	50,000	53,500
Digicel, Ltd. (S)	8.250	09/01/17	100,000	105,250
MetroPCS Wireless, Inc. (S)	6.250	04/01/21	15,000	16,106

Utilities 2.4%				1,055,783

Electric Utilities 1.6%
DPL, Inc.	7.250	10/15/21	200,000	213,000
Electricite de France SA (Q)(S)	5.250	01/29/23	100,000	100,602
Ipalco Enterprises, Inc.	5.000	05/01/18	200,000	216,000
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67	30,000	32,250
PNM Resources, Inc.	9.250	05/15/15	100,000	113,875
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	35,000	39,120

Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc.	8.250	09/01/20	150,000	170,625

Multi-Utilities 0.4%
CMS Energy Corp.	5.050	03/15/22	55,000	64,311
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	106,000

U.S. Government & Agency Obligations 2.1%				$901,593

(Cost $889,462)

U.S. Government 2.1%				901,593

U.S. Treasury Bond	2.750	11/15/42	175,000	170,023
U.S. Treasury Strip PO	2.064	08/15/41	1,750,000	731,570

6

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Capital Preferred Securities 1.1%				$495,893

(Cost $441,833)

Financials 1.1%				495,893

Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	150,000	150,468
MetLife Capital Trust IV (7.875% to 12-15-37 then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/67	35,000	43,925
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	30,000	42,000
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	150,000	151,500
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	100,000	108,000

Convertible Bonds 0.7%				$314,932

(Cost $301,485)

Consumer Discretionary 0.2%				99,619

MGM Resorts International	4.250	04/15/15	90,000	99,619

Financials 0.5%				215,313

MGIC Investment Corp.	2.000	04/01/20	100,000	109,438
Walter Investment Management Corp.	4.500	11/01/19	100,000	105,875

Municipal Bonds 0.1%				$35,387

(Cost $32,287)

State of Illinois, GO	5.100	06/01/33	35,000	35,387

Term Loans (M) 2.0%				$866,185

(Cost $817,833)

Consumer Discretionary 0.6%				271,659

Hotels, Restaurants & Leisure 0.3%
Kalispel Tribal Economic Authority	7.500	02/24/17	135,706	136,384

Media 0.3%
Clear Channel Communications, Inc.	3.848	01/29/16	147,640	135,275

Financials 0.2%				91,799

Real Estate Investment Trusts 0.2%
iStar Financial, Inc.	4.500	09/28/17	90,890	91,799

Health Care 0.7%				301,086

Health Care Providers & Services 0.7%
Catalent Pharma Solutions, Inc. (T)	TBD	12/29/17	150,000	151,500
National Mentor Holdings, Inc.	6.500	02/09/17	147,739	149,586

Industrials 0.5%				201,641

Aerospace & Defense 0.2%
WP CPP Holdings LLC	4.750	12/27/19	99,750	100,748

Airlines 0.3%
Delta Air Lines, Inc.	6.250	10/18/18	99,750	100,893

7

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Collateralized Mortgage Obligations 4.1%				$1,786,814

(Cost $1,614,551)

Commercial & Residential 3.4%				1,504,314

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.962	12/25/46	1,459,128	130,624
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	100,000	119,751
Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	2.090	12/10/45	517,409	63,325
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	118,253	105,039
Extended Stay America Trust (S)
Series 2013-ESHM, Class M	7.625	12/05/19	100,000	106,389
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class D (S)	5.007	05/05/27	100,000	104,518
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.061	07/10/38	220,000	248,986
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.059	04/15/45	250,000	283,860
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	100,000	100,549
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.974	05/10/63	544,278	56,671
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	1.653	04/25/45	1,797,985	103,942
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P)(S)	3.550	04/16/35	40,000	34,710
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.669	04/25/35	46,785	45,950

U.S. Government Agency 0.7%				282,500

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	380,411	52,571
Series 4077, Class IK IO	5.000	07/15/42	112,091	29,617
Series K018, Class X1 IO	1.608	01/25/22	406,247	40,431
Series K710, Class X1 IO	1.915	05/25/19	279,219	25,741
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	163,585	39,717
Series 2012-137, Class WI IO	3.500	12/25/32	236,295	45,116
Series 407, Class C6 IO	5.500	01/25/40	173,849	27,033
Government National Mortgage Association
Series 2012-114, Class IO	1.028	01/16/53	227,619	22,274

Asset Backed Securities 1.3%				$590,061

(Cost $533,791)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.330	10/25/36	36,625	18,553
Series 2006-ASP5, Class A2C (P)	0.380	10/25/36	31,884	16,272
Series 2006-ASP5, Class A2D (P)	0.460	10/25/36	63,767	32,837
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.650	10/25/35	75,000	62,837
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.350	09/25/36	173,956	73,638

8

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities (continued)

Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.400	01/25/36	60,318	$56,290
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.034	06/25/37	35,293	35,807
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02/25/35	60,051	61,415
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	117,750	132,366
MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.900	08/25/37	33,657	32,645
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.350	06/25/36	57,171	40,656
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.380	05/25/36	29,141	26,745

			Shares	Value

Preferred Securities 1.7%				$751,968

(Cost $706,647)

Consumer Discretionary 0.2%				104,580

General Motors Company, Series B, 4.750%			2,250	104,580

Financials 0.6%				242,884

Discover Financial Services, 6.500%			1,100	29,194
PNC Financial Services Group, Inc., 6.125%			2,150	61,705
Regions Financial Corp., 6.375%			1,935	49,652
The Goldman Sachs Group, Inc., 5.500%			1,200	30,875
U.S. Bancorp, 6.000%			1,700	47,702
Wells Fargo & Company, Series L, 7.500%			18	23,756

Industrials 0.4%				173,902

Continental Airlines Finance Trust II, 6.000%			2,835	134,751
United Technologies Corp., 7.500%			662	39,151

Materials 0.2%				95,220

ArcelorMittal, 6.000%			4,600	95,220

Telecommunication Services 0.2%				110,000

Intelsat SA, 5.750%			2,000	110,000

Utilities 0.1%				25,382

Duke Energy Corp., 5.125%			995	25,382

Affiliated Investment Companies 31.8%				$13,993,045

(Cost $12,673,341)

Alternative 7.8%				3,425,898

John Hancock Funds II (G) 7.8%
Currency Strategies, Class NAV (First Quadrant)			220,967	2,105,812
Global Absolute Return Strategies, Class NAV (Standard
Life)			119,249	1,320,086

9

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Equity 14.2%

John Hancock Funds II (G) 10.0%
Global Real Estate, Class NAV (Deutsche)	48,383	$453,353
Capital Appreciation Value, Class NAV (T.Rowe Price)	148,159	1,783,838
Redwood, Class NAV (RCM)	196,018	2,162,081

John Hancock Funds III (G) 4.2%
Global Shareholder Yield, Class NAV (Epoch)	162,649	1,837,929

Fixed Income 9.8%		4,329,946

John Hancock Funds II 9.8%
Asia Total Return Bond, Class NAV (John Hancock1 )	257,635	2,602,116
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	164,242	1,727,830

Unaffiliated Investment Companies 6.0%		$2,623,078

(Cost $2,576,039)

Alternative 3.1%		1,342,241

AQR Managed Futures Strategy Fund, Class I	127,954	1,342,241

Equity 2.9%		1,280,837

Turner Spectrum Fund, Institutional Class	115,808	1,280,837

Total investments (Cost $39,268,822)† 98.4%		$43,265,981

Other assets and liabilities, net 1.6%		$724,352

Total net assets 100.0%		$43,990,333

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Notes to Portfolio of Investments

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

IO Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate.

PIK Paid in Kind.

PO Principal Only Security – (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBD To be determined.

USGG U.S. Generic Government Index

(G) The Fund's sub-adviser is shown parenthetically.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,839,884 or 17.8% of the Fund's net assets as of 4-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

10

Diversified Strategies Fund

As of 4-30-13 (Unaudited)

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $39,313,068. Net unrealized appreciation aggregated $3,952,913, of which $4,022,315 related to appreciated investment securities and $69,402 related to depreciated investment securities.

Investment Companies
Underlying Funds’ Investment Managers

Deutsche Asset Management, Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
John Hancock Asset Management	(John Hancock1)
RCM Capital Management LLC	(RCM)
Standard Life Investments
(Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)

Notes to the Schedule of Investments

11

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	04/30/13	Price	Observable Inputs	Inputs
Corporate Bonds	$20,907,025	—	$20,829,125	$77,900
U.S. Government & Agency Obligations	901,593	—	901,593	—
Capital Preferred Securities	495,893	—	495,893	—
Convertible Bonds	314,932	—	314,932	—
Municipal Bonds	35,387	—	35,387	—
Term Loans	866,185	—	866,185	—
Collateralized Mortgage Obligations	1,786,814	—	1,752,104	34,710
Asset Backed Securities	590,061	—	590,061	—
Preferred Securities	751,968	$586,342	165,626	—
Affiliated Investment Companies	13,993,045	13,993,045	—	—
Unaffiliated Investment Companies	2,623,078	2,623,078	—	—
Total Investments in Securities	$43,265,981	$17,202,465	$25,950,906	$112,610

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or

12

Diversified Strategies Fund
As of 4-30-13 (Unaudited)

principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

13

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.

392Q3 4/13
6/13

MUTUAL FUNDS

John Hancock China Emerging Leaders Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

China Emerging Leaders Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Common Stocks 93.0%		$305,067,961

(Cost $312,273,952)

China 50.1%		164,345,203

Baoxin Auto Group, Ltd. (I)	10,000,000	8,724,633
Beijing Capital International Airport Company, Ltd., H Shares	10,000,000	6,961,835
China Communications Construction Company, Ltd., H Shares	10,000,000	9,606,053
China Communications Services Corp., Ltd., H Shares	10,000,000	7,340,505
China Qinfa Group, Ltd.	10,000,000	1,071,481
China Shipping Container Lines Company, Ltd., H Shares (I)	13,000,000	3,107,079
China Telecom Corp., Ltd., H Shares	20,000,000	10,219,083
China Yurun Food Group, Ltd. (I)	25,000,000	14,899,657
Chinasoft International, Ltd. (I)	15,000,000	3,713,460
CITIC Securities Company, Ltd., H Shares	2,000,000	4,549,417
Guangzhou Shipyard International Company, Ltd., H Shares (I)	1,080,000	958,815
Huadian Power International Corp., H Shares (I)	10,000,000	5,496,512
Huili Resources Group Ltd. (I)	12,000,000	3,391,005
Inner Mongolia Yitai Coal Company, H Shares (I)	1,733,000	9,386,174
People's Insurance Company Group of China, Ltd., H Shares (I)	30,000,000	15,721,219
Ping An Insurance Group Company, H Shares	1,000,000	7,928,620
Renhe Commercial Holdings Company, Ltd. (I)	300,000,000	18,944,247
Sany Heavy Equipment International Holdings Company, Ltd.	13,000,000	5,239,852
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	7,000,000	6,749,316
Sinopharm Group Company, Ltd., H Shares	3,000,000	8,929,489
Xiao Nan Guo Restaurants Holdings, Ltd.	25,000,000	4,030,956
Zhaojin Mining Industry Company, Ltd., H Shares	6,600,000	7,375,795

Hong Kong 38.5%		126,280,061

China Foods, Ltd.	12,000,000	6,129,624
China Mengniu Dairy Company, Ltd.	2,500,000	7,067,517
China Metal Recycling Holdings, Ltd.	15,000,000	14,582,192
China Resource Power Holdings, Ltd.	6,000,000	19,859,686
China Water Affairs Group, Ltd.	20,800,000	6,274,110
Far East Global Group Ltd. (I)	14,000,000	4,651,937
Glorious Property Holdings, Ltd. (I)	10,000,000	1,561,025
Haier Electronics Group Company, Ltd. (I)	7,000,000	12,509,399
Hao Tian Resources Group, Ltd. (I)	35,000,000	1,918,775
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	53,000,000	17,246,659
Ming Fung Jewellery Group, Ltd. (I)	83,000,000	3,065,604
Silver Base Group Holdings, Ltd. (V)	70,000,000	16,258,034
Silver Grant International, Ltd.	10,000,000	1,614,224
Tianjin Development Holdings, Ltd. (I)	4,940,000	3,307,900
Viva China Holdings, Ltd. (I)	120,000,000	6,803,774
Xinyi Glass Holdings Company, Ltd.	5,000,000	3,429,601

Mongolia 0.5%		1,765,085

Mongolian Mining Corp. (I)	6,000,000	1,765,085

Singapore 3.9%		12,677,612

Biosensors International Group, Ltd. (I)	13,000,000	12,677,612

Participation Notes (K) 2.4%		$7,872,209

(Cost $11,847,334)

Bermuda 2.4%		7,872,209

Anhui Quanchai Engine Company, A Shares (Expiration Date: 3-30-17; Counterparty:
CLSA Asia-Pacific Markets) (I)	3,000,111	4,311,700

1

China Emerging Leaders Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Bermuda (continued)

Wuliangye Yibin Company, Ltd. (Expiration Date: 12-11-13; Counterparty: CLSA Asia-
Pacific Markets) (I)(S)	1,000,000	$3,560,509

Exchange Traded Funds 4.0%		13,237,788

(Cost $12,754,482)

Hong Kong 4.0%		13,237,788

iShares Asia Trust Fund	10,000,000	13,237,788

Short-Term Investments 0.7%		$2,281,361

(Cost $2,281,361)

Money Market Funds 0.7%		2,281,361

State Street Institutional Liquid Reserves Fund, 0.1124% (Y)	2,281,361	2,281,361

Total investments (Cost $339,157,129)† 100.1%		$328,459,319

Other assets and liabilities, net (0.1%)		($337,389)

Total net assets 100.0%		$328,121,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(K) Counterparty/Issuer is shown parenthetically in security description.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the Schedule of Investments.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $339,158,374. Net unrealized depreciation aggregated $10,699,055, of which $33,218,819 related to appreciated investment securities and $43,917,874 related to depreciated investment securities.

The Fund had the following sector composition as of 4-30-13 (as a percentage of total net assets):

Consumer Discretionary	16.7%
Financials	15.3%
Health Care	13.9%
Industrials	11.6%
Consumer Staples	9.7%
Utilities	9.6%
Materials	8.9%
Telecommunication Services	5.4%
Energy	3.2%
Information Technology	1.1%
Exchange Traded Funds	4.0%
Short-Term Investments and Other	0.6%

2

China Emerging Leaders Fund
As of 4-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-13	Price	Inputs	Inputs
Common Stocks
China	$164,345,203	—	$164,345,203	—
Hong Kong	126,280,061	—	111,697,869	$14,582,192
Mongolia	1,765,085	—	1,765,085	—
Singapore	12,677,612	—	12,677,612	—
Participation Notes
Bermuda	7,872,209	—	7,872,209	—
Exchange Traded Funds	13,237,788	—	13,237,788	—
Short-Term Investments	2,281,361	$2,281,361	—	—
Total Investments in Securities	$328,459,319	$2,281,361	$311,595,766	$14,582,192

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

3

China Emerging Leaders Fund
As of 4-30-13 (Unaudited)

Common Stocks
Balance as of 7-31-12	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	$3,955,868
Purchases	-
Sales	-
Transfers into Level 3	10,626,324
Transfers out of Level 3	-
Balance as of 4-30-13	$14,582,192
Change in unrealized at period end*	$3,955,868

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	FAIR VALUE AT	VALUATION	UNOBSERVABLE
	4-30-13	TECHNIQUE	INPUTS	INPUT/RANGE

Common Stock	$14,582,192	Market Approach	Aged Transactions and	$1.21518
			Discounts for lack of marketability	20%

Increases/decreases in aged transactions and discounts for lack of marketability may result in decreases/increases in security valuation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock China Emerging Leaders Fund.

394Q3 4/13
6/13

John Hancock
MUTUAL FUNDS

John Hancock
Global Absolute Return Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 23.2%					$677,757,803
(Cost $651,077,121)

Australia 0.1%					3,322,081

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		595,000	638,138
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19		1,100,000	1,210,000
Origin Energy Finance, Ltd. (P)	7.875	06/16/71	EUR	125,000	175,319
Santos Finance, Ltd. (8.250% to 09/22/2017, then 3 month
EURIBOR + 6.851%)	8.250	09/22/70	EUR	500,000	758,070
Telstra Corp., Ltd.	2.500	09/15/23	EUR	400,000	540,554

Belgium 0.0%					660,540

Anheuser-Busch InBev NV	2.000	12/16/19	EUR	350,000	476,051
Anheuser-Busch InBev NV	4.000	06/02/21	EUR	120,000	184,489

Bermuda 0.0%					387,513

Central European Media Enterprises, Ltd.	11.625	09/15/16	EUR	275,000	387,513

Brazil 0.1%					1,759,967

OGX Austria GmbH (S)	8.500	06/01/18		1,600,000	1,004,000
Vale SA	3.750	01/10/23	EUR	200,000	281,840
Vale SA	4.375	03/24/18	EUR	320,000	474,127

Canada 0.2%					4,994,430

Ainsworth Lumber Company, Ltd. (S)	7.500	12/15/17		340,000	370,600
Air Canada (S)	9.250	08/01/15		755,000	802,188
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375	05/15/21		290,000	296,163
Bombardier, Inc. (S)	6.125	01/15/23		925,000	1,000,156
Bombardier, Inc. (S)	7.750	03/15/20		500,000	592,500
HudBay Minerals, Inc.	9.500	10/01/20		713,000	771,823
Inmet Mining Corp. (S)	8.750	06/01/20		1,075,000	1,161,000

Cayman Islands 0.2%					4,717,621

Hutchison Whampoa Finance 09, Ltd.	4.750	11/14/16	EUR	950,000	1,404,075
IPIC GMTN, Ltd.	4.875	05/14/16	EUR	610,000	888,375
IPIC GMTN, Ltd.	5.875	03/14/21	EUR	300,000	486,449
Nord Anglia Education, Inc. (S)	8.500	02/15/18		1,400,000	1,424,500
Thames Water Utilities Cayman Finance, Ltd.	3.250	11/09/16	EUR	100,000	141,854
UPCB Finance, Ltd.	7.625	01/15/20	EUR	260,000	372,368

Czech Republic 0.0%					783,297

CET 21 spol. s r.o.	9.000	11/01/17	EUR	50,000	73,091
CEZ A/S	4.500	06/29/20	EUR	460,000	710,206

Denmark 0.1%					3,937,702

AP Moeller - Maersk A/S	3.375	08/28/19	EUR	250,000	348,360
AP Moeller - Maersk A/S	4.875	10/30/14	EUR	530,000	735,256
Danske Bank A/S	3.875	05/18/16	EUR	200,000	284,798
Danske Bank A/S	3.875	02/28/17	EUR	350,000	504,303
Danske Bank A/S (4.100% to 03/16/2015, then 3 month
EURIBOR + 1.810%)	4.100	03/16/18	EUR	300,000	408,913
DONG Energy A/S	4.875	12/16/21	EUR	300,000	475,548
DONG Energy A/S	6.500	05/07/19	EUR	150,000	249,693
DONG Energy A/S (7.750 to 06/01/2021, then 12 month
EURIBOR + 5.500%)	7.750	06/01/21	EUR	303,000	438,493
TDC A/S	4.375	02/23/18	EUR	330,000	492,338

1

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Finland 0.1%					$1,580,326

Fortum OYJ	4.000	05/24/21	EUR	200,000	303,008
Pohjola Bank PLC	5.750	02/28/22	EUR	300,000	482,532
Teollisuuden Voima OYJ	4.625	02/04/19	EUR	330,000	494,785
Teollisuuden Voima OYJ	6.000	06/27/16	EUR	200,000	300,001

France 2.8%					80,620,084

Alstom SA	3.875	03/02/16	EUR	500,000	710,188
Areva SA	4.625	10/05/17	EUR	600,000	878,172
Autoroutes du Sud de la France SA	4.000	09/24/18	EUR	300,000	448,648
AXA SA (5.250% to 04/16/2020, then 3 month EURIBOR +
3.050%)	5.250	04/16/40	EUR	400,000	558,641
Banque PSA Finance SA	6.000	07/16/14	EUR	300,000	409,706
BNP Paribas SA	2.875	11/27/17	EUR	700,000	987,777
BNP Paribas SA	3.000	02/24/17	EUR	300,000	422,990
BNP Paribas SA	3.500	03/07/16	EUR	500,000	705,659
BNP Paribas SA (4.730% to 04/12/2016, then 3 month
EURIBOR + 1.690%) (Q)	4.730	04/12/16	EUR	150,000	193,596
BPCE SA	2.000	04/24/18	EUR	400,000	540,041
BPCE SA	4.500	02/10/22	EUR	300,000	468,137
Casino Guichard Perrachon SA	3.157	08/06/19	EUR	300,000	422,092
Casino Guichard Perrachon SA	4.379	02/08/17	EUR	200,000	292,308
Casino Guichard Perrachon SA	4.472	04/04/16	EUR	700,000	1,009,769
Christian Dior SA	3.750	09/23/14	EUR	450,000	612,195
Christian Dior SA	4.000	05/12/16	EUR	200,000	280,619
Cie de Saint-Gobain	3.500	09/30/15	EUR	200,000	278,823
Cie de Saint-Gobain	3.625	06/15/21	EUR	250,000	355,689
Cie de Saint-Gobain	4.500	09/30/19	EUR	440,000	662,688
Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/21	EUR	350,000	556,115
Cie Generale de Geophysique-Veritas	9.500	05/15/16		100,000	105,250
CNP Assurances (P)	6.875	09/30/41	EUR	200,000	285,120
Credit Agricole SA	3.875	02/13/19	EUR	100,000	146,833
Credit Agricole SA	3.900	04/19/21	EUR	200,000	277,133
Credit Agricole SA	5.971	02/01/18	EUR	700,000	1,058,207
Credit Logement SA	5.454	02/16/21	EUR	200,000	301,541
Electricite de France SA	3.875	01/18/22	EUR	700,000	1,050,513
Electricite de France SA	4.625	09/11/24	EUR	250,000	397,653
Europcar Groupe SA	11.500	05/15/17	EUR	300,000	452,372
Eutelsat SA	5.000	01/14/19	EUR	700,000	1,082,283
Faurecia	8.750	06/15/19	EUR	275,000	402,905
France Telecom SA	3.875	04/09/20	EUR	330,000	491,363
GDF Suez	3.500	10/18/22	EUR	875,000	1,294,958
GDF Suez	6.875	01/24/19	EUR	300,000	513,596
Lafarge SA	5.875	07/09/19	EUR	200,000	292,732
Lafarge SA	6.625	11/29/18	EUR	1,150,000	1,729,551
Lafarge SA	8.875	05/27/14	EUR	330,000	468,348
Lagardere SCA	4.125	10/31/17	EUR	200,000	281,617
Lagardere SCA	4.875	10/06/14	EUR	400,000	553,021
Legrand SA	4.375	03/21/18	EUR	300,000	450,645
Mercialys SA	4.125	03/26/19	EUR	300,000	437,289
Natixis	0.470	09/20/13		20,000,000	20,009,506
Natixis	0.470	10/15/13		25,000,000	25,002,325
Pernod-Ricard SA	4.875	03/18/16	EUR	500,000	726,331
Pernod-Ricard SA	5.000	03/15/17	EUR	300,000	448,028
PPR	3.125	04/23/19	EUR	592,000	850,527
RCI Banque SA	4.000	12/02/13	EUR	110,000	147,356

2

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

France (continued)

RCI Banque SA	5.625	03/13/15	EUR	776,000	$1,093,738
RTE EDF Transport SA	4.125	02/03/21	EUR	200,000	305,980
Societe des Autoroutes Paris-Rhin-Rhone	7.500	01/12/15	EUR	300,000	438,872
Societe Fonciere Lyonnaise SA	4.625	05/25/16	EUR	300,000	426,573
Societe Generale SA	2.500	01/15/14		110,000	111,078
Societe Generale SA	4.000	04/20/16	EUR	500,000	714,432
Societe Generale SA	4.250	07/13/22	EUR	300,000	451,469
Societe Generale SA	4.750	03/02/21	EUR	100,000	156,137
Societe Generale SA (7.756% to 05/22/2013, then 3 month
EURIBOR + 3.350%) (Q)	7.756	05/22/13	EUR	150,000	197,958
Societe Generale SA (9.375% to 09/04/2019, then 3 month
EURIBOR + 8.901%) (Q)	9.375	09/04/19	EUR	150,000	229,066
SPCM SA	5.500	06/15/20	EUR	605,000	872,606
Suez Environnement SA	6.250	04/08/19	EUR	100,000	166,696
Unibail-Rodamco SE	3.375	03/11/15	EUR	100,000	138,080
Unibail-Rodamco SE	3.875	12/13/17	EUR	390,000	572,467
Unibail-Rodamco SE	4.625	09/23/16	EUR	75,000	110,419
Valeo SA	5.750	01/19/17	EUR	200,000	299,306
Veolia Environnement SA (P)(Q)	4.450	04/16/18	EUR	1,000,000	1,311,999
Veolia Environnement SA	4.625	03/30/27	EUR	200,000	304,442
Veolia Environnement SA	5.125	05/24/22	EUR	100,000	159,594
Veolia Environnement SA	6.750	04/24/19	EUR	640,000	1,077,539
Vivendi SA	3.875	11/30/15	EUR	600,000	848,400
Vivendi SA	4.125	07/18/17	EUR	400,000	582,377

Germany 1.5%					43,463,014

FMC Finance VIII SA	6.500	09/15/18	EUR	450,000	710,229
Henkel AG & Company KGaA (5.375% to 11/25/2015, then 3
month EURIBOR + 2.850%)	5.375	11/25/04	EUR	280,000	399,979
IKB Deutsche Industriebank AG	4.500	07/09/13	EUR	350,000	459,319
KBC Bank NV (P)	0.380	05/14/13		35,000,000	35,001,477
KM Germany Holdings GmbH	8.750	12/15/20	EUR	475,000	691,359
MAN SE	7.250	05/20/16	EUR	150,000	233,868
Nordenia International AG	9.750	07/15/17	EUR	150,000	223,223
RWE AG (4.625 to 9/25/2015, then reset of 5 year mid-
swaps +2.65% until 9/28/2020, then EURIBOR + 3.65%)
(Q)	4.625	09/28/15	EUR	650,000	891,115
Schaeffler Finance BV	7.750	02/15/17	EUR	300,000	452,945
ThyssenKrupp AG	8.000	06/18/14	EUR	730,000	1,039,091
UniCredit Bank AG	6.000	02/05/14	EUR	300,000	408,352
Unitymedia Hessen GmbH & Company KG	8.125	12/01/17	EUR	108,113	152,453
Unitymedia KabelBW GmbH	9.500	03/15/21	EUR	200,000	306,191
Unitymedia KabelBW GmbH	9.625	12/01/19	EUR	710,000	1,054,018
Volkswagen Leasing GmbH	3.250	05/10/18	EUR	1,000,000	1,439,395

Hong Kong 0.0%					224,000

Nord Anglia Education UK Holdings PLC (S)	10.250	04/01/17		200,000	224,000

Ireland 0.3%					10,184,749

Acquarius & Investments PLC/Zurich Insurance Co., Ltd. (P)	4.250	10/02/43	EUR	400,000	550,701
Ardagh Glass Finance PLC	8.750	02/01/20	EUR	100,000	140,914
Ardagh Packaging Finance PLC (S)	4.875	11/15/22		300,000	306,750
Ardagh Packaging Finance PLC (S)	7.000	11/15/20		400,000	423,000
Ardagh Packaging Finance PLC	7.375	10/15/17	EUR	300,000	430,643
Ardagh Packaging Finance PLC (S)	9.125	10/15/20		905,000	1,022,650

3

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Ireland (continued)

Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	225,000	$328,908
Bank of Ireland Mortgage Bank	3.125	11/20/15	EUR	300,000	407,432
Bord Gais Eireann	3.625	12/04/17	EUR	400,000	561,242
ESB Finance, Ltd.	6.250	09/11/17	EUR	550,000	847,892
FGA Capital Ireland PLC	4.375	09/18/14	EUR	200,000	272,619
FGA Capital Ireland PLC	5.250	02/28/14	EUR	330,000	448,021
GE Capital European Funding	3.625	06/15/17	EUR	336,000	483,376
GE Capital European Funding	4.250	03/01/17	EUR	350,000	514,060
GE Capital European Funding	4.625	02/22/27	EUR	300,000	481,419
GE Capital European Funding	5.375	01/16/18	EUR	570,000	889,303
Ono Finance II PLC	11.125	07/15/19	EUR	100,000	141,901
Rottapharm, Ltd.	6.125	11/15/19	EUR	625,000	846,141
Smurfit Kappa Acquisitions	4.125	01/30/20	EUR	440,000	585,253
Smurfit Kappa Acquisitions	5.125	09/15/18	EUR	100,000	140,058
Smurfit Kappa Acquisitions	7.750	11/15/19	EUR	150,000	217,682
Willow No. 2 Ireland PLC/Zurich Insurance Group AG	3.375	06/27/22	EUR	100,000	144,784

Italy 0.3%					8,887,672

Assicurazioni Generali SpA	5.125	09/16/24	EUR	500,000	729,289
Edison SpA	3.250	03/17/15	EUR	200,000	274,331
Edison SpA	3.875	11/10/17	EUR	300,000	435,787
Intesa Sanpaolo SpA	3.750	11/23/16	EUR	950,000	1,292,890
Intesa Sanpaolo SpA	3.875	04/01/15	EUR	100,000	136,877
Intesa Sanpaolo SpA	4.125	09/19/16	EUR	100,000	137,467
Intesa Sanpaolo SpA	4.875	07/10/15	EUR	200,000	280,221
Intesa Sanpaolo SpA	5.000	02/28/17	EUR	1,300,000	1,847,841
Intesa Sanpaolo SpA (3.750% to 03/02/2015, then 3 month
EURIBOR + 0.890%)	3.750	03/02/20	EUR	250,000	291,375
Lottomatica Group SpA	5.375	12/05/16	EUR	300,000	442,385
Snam SpA	3.875	03/19/18	EUR	300,000	429,272
Snam SpA	5.000	01/18/19	EUR	500,000	751,399
Telecom Italia SpA	5.125	01/25/16	EUR	300,000	429,184
Telecom Italia SpA	7.000	01/20/17	EUR	300,000	457,712
Unicredit SpA	4.875	03/07/17	EUR	470,000	666,748
Unicredit SpA	5.250	01/14/14	EUR	210,000	284,894

Jamaica 0.0%					1,321,450

Digicel Group, Ltd. (S)	8.250	09/30/20		1,235,000	1,321,450

Japan 0.0%					569,837

Softbank Corp. (S)	4.500	04/15/20		550,000	569,837

Jersey, Channel Islands 0.1%					3,045,385

BAA Funding, Ltd.	4.125	10/12/16	EUR	960,000	1,386,828
BAA Funding, Ltd.	4.600	09/30/14	EUR	180,000	249,463
BAA Funding, Ltd.	4.600	02/15/18	EUR	300,000	448,502
HSBC Capital Funding LP (5.369% to 03/24/2014, then 3
month EURIBOR + 2.000%) (Q)	5.369	03/24/14	EUR	260,000	346,687
UBS AG (4.500% to 09/16/2014, then 3 month EURIBOR +
1.260%)	4.500	09/16/19	EUR	450,000	613,905

Luxembourg 0.6%					18,589,446

ArcelorMittal	6.000	03/01/21		1,015,000	1,075,528
ArcelorMittal	7.250	03/01/41		2,367,000	2,422,880
ArcelorMittal	8.250	06/03/13	EUR	150,000	198,530
ArcelorMittal	9.500	02/15/15		200,000	225,832

4

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Luxembourg (continued)

ARD Finance SA, PIK	11.125	06/01/18	EUR	405,562	$602,310
Cabot Financial Luxembourg SA	10.375	10/01/19	GBP	500,000	881,526
Cemex Espana Luxembourg (S)	9.250	05/12/20		435,000	478,500
Cirsa Funding Luxembourg SA	8.750	05/15/18	EUR	200,000	275,243
Codere Finance Luxembourg SA	8.250	06/15/15	EUR	200,000	210,712
Expro Finance Luxembourg SCA (S)	8.500	12/15/16		825,000	880,688
Fiat Industrial Finance Europe SA	5.250	03/11/15	EUR	520,000	725,903
Fiat Industrial Finance Europe SA	6.250	03/09/18	EUR	750,000	1,125,993
Finmeccanica Finance SA	8.125	12/03/13	EUR	130,000	177,744
Gazprom Oao Via Gaz Capital SA	3.755	03/15/17	EUR	800,000	1,114,351
Geo Debt Finance SCA	7.500	08/01/18	EUR	100,000	138,938
Geo Travel Finance SCA	10.375	05/01/19	EUR	300,000	419,778
Hannover Finance Luxembourg SA (P)	5.750	02/26/24	EUR	420,000	567,715
INEOS Group Holdings SA	7.875	02/15/16	EUR	475,000	635,717
Intelsat Jackson Holdings SA	7.250	10/15/20		950,000	1,054,500
Intelsat Luxembourg SA (S)	7.750	06/01/21		2,122,000	2,244,015
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	400,000	570,240
Telecom Italia Finance SA	7.750	01/24/33	EUR	50,000	78,969
Wind Acquisition Finance SA	7.375	02/15/18	EUR	530,000	738,118
Wind Acquisition Finance SA (S)	11.750	07/15/17		900,000	965,250
Wind Acquisition Finance SA	11.750	07/15/17	EUR	150,000	211,371
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17		530,625	569,095

Marshall Islands 0.1%					1,443,113

Millennium Offshore Services Superholdings LLC (S)	9.500	02/15/18		1,070,000	1,120,825
Navios South American Logistics, Inc. (S)	9.250	04/15/19		295,000	322,288

Mexico 0.1%					2,422,384

America Movil SAB de CV	3.000	07/12/21	EUR	200,000	278,769
America Movil SAB de CV	3.750	06/28/17	EUR	450,000	651,037
Cemex SAB de CV (S)	5.875	03/25/19		1,160,000	1,180,300
Kansas City Southern de Mexico SA de CV	6.125	06/15/21		100,000	117,700
Petroleos Mexicanos	5.500	01/09/17	EUR	130,000	194,578

Netherlands 1.6%					46,371,153

ABN AMRO Bank NV	0.480	10/02/13		15,000,000	15,005,156
ABN AMRO Bank NV	3.625	10/06/17	EUR	710,000	1,031,366
ABN AMRO Bank NV	6.375	04/27/21	EUR	590,000	905,615
Allianz Finance II BV	4.750	07/22/19	EUR	150,000	235,239
Allianz Finance II BV (5.750% to 07/08/2021, then 3 month
EURIBOR + 2.349%)	5.750	07/08/41	EUR	800,000	1,238,233
BMW Finance NV	3.625	01/29/18	EUR	300,000	439,997
BMW Finance NV	3.875	01/18/17	EUR	200,000	291,477
Coca-Cola HBC Finance BV	4.250	11/16/16	EUR	128,000	183,807
Coca-Cola HBC Finance BV	7.875	01/15/14	EUR	150,000	206,984
Conti-Gummi Finance BV	6.500	01/15/16	EUR	340,000	470,599
Conti-Gummi Finance BV	7.500	09/15/17	EUR	525,000	730,712
CRH Finance BV	5.000	01/25/19	EUR	400,000	617,269
Deutsche Bahn Finance BV	3.000	03/08/24	EUR	400,000	580,143
Deutsche Bahn Finance BV	4.750	03/14/18	EUR	130,000	201,925
Deutsche Telekom International Finance BV	4.250	07/13/22	EUR	280,000	433,392
Deutsche Telekom International Finance BV	6.000	01/20/17	EUR	325,000	505,299
Deutsche Telekom International Finance BV	6.625	03/29/18	EUR	13,000	21,531
E.ON International Finance BV	5.750	05/07/20	EUR	430,000	717,506
EADS Finance BV	4.625	08/12/16	EUR	150,000	220,980

5

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Netherlands (continued)

EDP Finance BV	5.750	09/21/17	EUR	620,000	$894,078
EN Germany Holdings BV	10.750	11/15/15	EUR	92,000	110,255
Enel Finance International NV	4.625	06/24/15	EUR	625,000	880,274
Enel Finance International NV	4.875	03/11/20	EUR	500,000	741,290
Enel Finance International NV (S)	5.750	10/24/18	EUR	1,050,000	1,614,112
HeidelbergCement Finance BV	6.750	12/15/15	EUR	300,000	443,483
HeidelbergCement Finance BV	7.500	04/03/20	EUR	150,000	241,990
HeidelbergCement Finance BV	8.000	01/31/17	EUR	600,000	942,484
HIT Finance BV	5.750	03/09/18	EUR	200,000	301,476
Iberdrola International Bv (P)	5.750	02/27/18	EUR	400,000	542,452
ING Bank NV	4.000	12/23/16	EUR	100,000	144,079
ING Bank NV	4.250	01/13/17	EUR	500,000	726,830
ING Bank NV	4.875	01/18/21	EUR	330,000	517,753
ING Bank NV (4.625% to 03/15/2014, then 3 month
EURIBOR + 1.440%)	4.625	03/15/19	EUR	520,000	681,390
InterXion Holding NV	9.500	02/12/17	EUR	50,000	71,945
KBC IFIMA NV	3.875	03/31/15	EUR	300,000	416,804
KBC IFIMA NV	4.500	03/27/17	EUR	200,000	294,158
KPN NV	4.750	05/29/14	EUR	100,000	137,257
KPN NV	5.625	09/30/24	EUR	510,000	814,564
KPN NV	6.500	01/15/16	EUR	150,000	225,490
LeasePlan Corp. NV	2.500	09/19/16	EUR	200,000	272,688
LeasePlan Corp. NV	4.125	01/13/15	EUR	500,000	692,667
Linde Finance BV (6.000% to 07/13/2013, then 3 month
EURIBOR + 3.375%) (Q)	6.000	07/13/13	EUR	300,000	397,728
Linde Finance BV (7.375% to 07/14/2016, then 3 month
EURIBOR + 4.125%)	7.375	07/14/66	EUR	490,000	750,168
NXP BV (S)	5.750	02/15/21		1,050,000	1,113,000
NXP BV (S)	9.750	08/01/18		100,000	113,000
Rabobank Nederland NV	3.500	10/17/18	EUR	850,000	1,240,338
Rabobank Nederland NV	3.875	04/20/16	EUR	153,000	218,905
Rabobank Nederland NV	4.125	01/14/20	EUR	750,000	1,134,145
Rabobank Nederland NV (8.375% to 07/26/2016, then 5
Year U.S. Treasury Note Rate + 6.425%) (Q)	8.375	07/26/16		150,000	166,125
Repsol International Finance BV	4.250	02/12/16	EUR	200,000	283,566
RWE Finance BV	6.500	08/10/21	EUR	500,000	881,542
RWE Finance BV	6.625	01/31/19	EUR	300,000	504,669
Swiss Reinsurance Company (5.252% to 05/25/2016, then 6
month EURIBOR + 2.090%) (Q)	5.252	05/25/16	EUR	150,000	202,264
Telefonica Europe BV	5.875	02/14/33	EUR	120,000	182,798
TenneT Holding BV (6.655% to 06/01/2017, then 5 Year
EUR Swap Rate + 3.600%) (Q)	6.655	06/01/17	EUR	300,000	436,269
UPC Holding BV	8.375	08/15/20	EUR	500,000	734,068
Volkswagen International Finance NV	2.000	03/26/21	EUR	1,000,000	1,335,846
Ziggo Bond Company BV	8.000	05/15/18	EUR	300,000	429,655
Ziggo NV	3.625	03/27/20	EUR	380,000	502,318

Norway 0.0%					772,133

DNB Bank ASA	4.375	02/24/21	EUR	410,000	636,723
Statkraft AS	6.625	04/02/19	EUR	80,000	135,410

South Africa 0.0%					64,366

Peermont Global Pty, Ltd.	7.750	04/30/14	EUR	50,000	64,366

6

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Spain 0.3%					$9,392,783

Amadeus Capital Markets SA	4.875	07/15/16	EUR	530,000	766,819
Banco Bilbao Vizcaya Argentaria SA	3.500	12/05/17	EUR	300,000	415,449
Banco Bilbao Vizcaya Argentaria SA	4.250	03/30/15	EUR	150,000	207,317
Banco Santander SA	4.375	03/16/15	EUR	200,000	276,923
BBVA Senior Finance SAU	3.250	04/23/15	EUR	550,000	739,618
BBVA Senior Finance SAU	4.375	09/21/15	EUR	300,000	414,128
BBVA Senior Finance SAU	4.875	01/23/14	EUR	100,000	135,422
Ence Energia Y Celulosa SA	7.250	02/15/20	EUR	100,000	137,951
Gas Natural Capital Markets SA	5.000	02/13/18	EUR	600,000	888,373
Gas Natural Capital Markets SA	5.625	02/09/17	EUR	400,000	599,801
Iberdrola Finanzas SAU	4.750	01/25/16	EUR	1,100,000	1,575,419
Iberdrola Finanzas SAU	5.625	05/09/18	EUR	200,000	304,818
Santander International Debt SAU	4.500	05/18/15	EUR	300,000	414,859
Telefonica Emisiones SAU	3.661	09/18/17	EUR	350,000	491,846
Telefonica Emisiones SAU	4.710	01/20/20	EUR	500,000	726,612
Telefonica Emisiones SAU	4.750	02/07/17	EUR	300,000	434,870
Telefonica Emisiones SAU	4.967	02/03/16	EUR	600,000	862,558

Sweden 0.2%					5,123,358

Atlas Copco AB	2.500	02/28/23	EUR	350,000	478,858
Handelsbanken AB	4.375	10/20/21	EUR	250,000	393,191
Investor AB	3.250	09/17/18	EUR	500,000	725,003
Norcell Sweden Holding 2 AB	10.750	09/29/19	EUR	400,000	587,360
Nordea Bank AB	4.000	06/29/20	EUR	430,000	654,212
Nordea Bank AB	4.000	03/29/21	EUR	210,000	302,828
Nordea Bank AB (P)	4.625	02/15/22	EUR	200,000	288,706
Nordea Bank AB (6.250% to 09/10/2013, then 3 month
EURIBOR + 3.200%)	6.250	09/10/18	EUR	140,000	187,483
Swedbank AB	3.375	02/09/17	EUR	430,000	614,457
TeliaSonera AB	3.625	02/14/24	EUR	430,000	636,169
Vattenfall AB	6.750	01/31/19	EUR	150,000	255,091

United Arab Emirates 0.1%					1,640,715

Shelf Drilling Holdings, Ltd. (S)	8.625	11/01/18		1,224,000	1,309,680
Xstrata Finance Dubai Ltd.	1.500	05/19/16	EUR	250,000	331,035

United Kingdom 8.3%					243,535,293

Abbey National Treasury Services PLC	3.375	10/20/15	EUR	405,000	565,137
Arqiva Broadcast Finance PLC	9.500	03/31/20	GBP	1,030,000	1,695,947
Aviva PLC (5.700% to 09/29/2015, then 3 month EURIBOR +
2.350%) (Q)	5.700	09/29/15	EUR	170,000	225,001
Bank of Tokyo-Mitsubishi UFJ, Ltd.	0.180	05/17/13		50,000,000	49,999,765
Barclays Bank PLC	4.000	01/20/17	EUR	470,000	684,877
Barclays Bank PLC	6.625	03/30/22	EUR	150,000	240,895
Barclays Bank PLC	7.625	11/21/22		1,939,000	1,977,780
Barclays Bank PLC (4.500% to 03/04/2014, then 3 month
EURIBOR + 3.200%)	4.500	03/04/19	EUR	190,000	252,848
BAT International Finance PLC	3.625	11/09/21	EUR	360,000	537,594
Boparan Finance PLC	9.750	04/30/18	EUR	425,000	630,031
Brambles Finance PLC	4.625	04/20/18	EUR	230,000	348,788
British Telecommunications PLC	6.500	07/07/15	EUR	555,000	820,517
Coventry Building Society	2.250	12/04/17	EUR	600,000	807,734
Credit Agricole SA	0.440	09/06/13		45,000,000	45,008,010
Credit Agricole SA (London)	3.000	07/20/15	EUR	650,000	895,022
Danske Bank A/S (P)	0.360	06/17/13		25,000,000	25,004,330

7

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

Danske Bank A/S (P)(Q)	0.510	02/15/17		25,000,000	$25,014,445
EC Finance PLC (Z)	9.750	08/01/17	EUR	100,000	144,865
Experian Finance PLC	4.750	02/04/20	EUR	300,000	468,348
FCE Bank PLC	4.750	01/19/15	EUR	430,000	600,574
G4S International Finance PLC	2.625	12/06/18	EUR	290,000	391,242
G4S International Finance PLC	2.875	05/02/17	EUR	281,000	385,662
Hammerson PLC	2.750	09/26/19	EUR	300,000	410,452
Hammerson PLC	4.875	06/19/15	EUR	660,000	938,453
HBOS PLC	4.875	03/20/15	EUR	140,000	191,806
HBOS PLC (4.375% to 10/30/2014, then 3 month EURIBOR
+ 1.36%)	4.375	10/30/19	EUR	115,000	149,935
Heathrow Finance PLC	5.375	09/02/19	GBP	500,000	799,734
Imperial Tobacco Finance PLC	5.000	12/02/19	EUR	300,000	471,183
Imperial Tobacco Finance PLC	8.375	02/17/16	EUR	445,000	701,470
Jaguar Land Rover Automotive PLC (S)	5.625	02/01/23		150,000	156,750
Jaguar Land Rover PLC	8.125	05/15/18	GBP	275,000	470,956
KBC Bank NV	0.410	06/25/13		10,000,000	10,002,798
Kerling PLC	10.625	02/01/17	EUR	370,000	504,935
Legal & General Group PLC (4.000% to 06/08/2015 then 3
month EURIBOR +1.700%)	4.000	06/08/25	EUR	380,000	505,926
Lloyds TSB Bank PLC	3.750	09/07/15	EUR	530,000	745,549
Lloyds TSB Bank PLC	6.375	06/17/16	EUR	310,000	475,235
Lloyds TSB Bank PLC	6.500	03/24/20	EUR	620,000	961,105
Lloyds TSB Bank PLC (P)	10.375	02/12/24	EUR	150,000	243,224
Matalan Finance PLC	8.875	04/29/16	GBP	100,000	157,665
Matalan Finance PLC	9.625	03/31/17	GBP	175,000	256,885
Mondi Finance PLC	3.375	09/28/20	EUR	200,000	274,985
Mondi Finance PLC	5.750	04/03/17	EUR	180,000	270,364
Motability Operations Group PLC	3.250	11/30/18	EUR	390,000	564,122
National Grid PLC	4.375	03/10/20	EUR	150,000	230,758
National Grid PLC	5.000	07/02/18	EUR	305,000	475,356
Nationwide Building Society	0.240	05/10/13		35,000,000	35,000,483
Nationwide Building Society	6.750	07/22/20	EUR	550,000	855,157
Phones4u Finance PLC	9.500	04/01/18	GBP	100,000	162,325
Rexam PLC (6.750% to 06/29/2017, then 3 month EURIBOR
+ 2.900%)	6.750	06/29/67	EUR	100,000	140,866
Royal Bank of Scotland PLC	4.875	01/20/17	EUR	300,000	448,951
Royal Bank of Scotland PLC	6.000	05/10/13	EUR	520,000	685,085
Royal Bank of Scotland PLC	6.934	04/09/18	EUR	376,000	563,260
Societe Generale SA	0.400	08/01/13		25,000,000	25,005,803
SSE PLC (P)(Q)	5.625	10/01/17	EUR	300,000	426,692
SSE PLC (5.025% to 10/01/2015, then 5 Year EUR Swap
Rate + 3.150%) (Q)	5.025	10/01/15	EUR	350,000	485,132
The Royal Bank of Scotland PLC	5.375	09/30/19	EUR	424,000	673,201
Thomas Cook Group PLC	6.750	06/22/15	EUR	150,000	199,765
Thomas Cook Group PLC	7.750	06/22/17	GBP	300,000	467,752
UBS AG	6.000	04/18/18	EUR	280,000	451,714
United Utilities Water PLC	4.250	01/24/20	EUR	220,000	333,457
Virgin Media Finance PLC	8.875	10/15/19	GBP	100,000	172,733
Voyage Care Bondco PLC	6.500	08/01/18	GBP	500,000	803,859

United States 6.1%					177,943,391

313 Group, Inc. (S)	6.375	12/01/19		790,000	795,925
313 Group, Inc. (S)	8.750	12/01/20		748,000	789,140

8

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Accellent, Inc.	8.375	02/01/17		225,000	$239,625
Affinia Group, Inc. (S)	7.750	05/01/21		795,000	817,856
Aleris International, Inc.	7.625	02/15/18		250,000	270,000
Aleris International, Inc.	7.875	11/01/20		1,287,000	1,393,178
Alliance One International, Inc.	10.000	07/15/16		1,190,000	1,263,661
AMC Entertainment, Inc.	9.750	12/01/20		1,510,000	1,755,375
American Axle & Manufacturing, Inc.	6.625	10/15/22		1,457,000	1,557,169
American Axle & Manufacturing, Inc.	7.750	11/15/19		289,000	330,183
Amgen, Inc.	4.375	12/05/18	EUR	250,000	380,776
Apria Healthcare Group, Inc.	11.250	11/01/14		375,000	385,781
Ashland, Inc. (S)	4.750	08/15/22		870,000	909,150
Ashland, Inc. (S)	6.875	05/15/43		220,000	247,500
AT&T, Inc.	2.500	03/15/23	EUR	400,000	538,338
Athlon Holdings LP (S)	7.375	04/15/21		860,000	905,150
Atlas Pipeline Partners LP (S)	5.875	08/01/23		900,000	922,500
Atlas Pipeline Partners LP (S)	6.625	10/01/20		620,000	652,550
Atwood Oceanics, Inc.	6.500	02/01/20		373,000	406,570
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (S)	5.500	04/01/23		958,000	987,938
Avis Budget Finance PLC	6.000	03/01/21	EUR	450,000	620,896
Bank of America Corp. (P)	1.053	03/28/18	EUR	450,000	558,552
Bank of America Corp.	4.750	04/03/17	EUR	100,000	148,865
Bank of America Corp.	7.000	06/15/16	EUR	850,000	1,319,016
BE Aerospace, Inc.	5.250	04/01/22		630,000	670,950
Beazer Homes USA, Inc.	6.625	04/15/18		360,000	392,400
Beazer Homes USA, Inc.	8.125	06/15/16		195,000	215,963
Biomet, Inc. (S)	6.500	08/01/20		1,477,000	1,609,930
Boe Merger Corp. (S)	9.500	11/01/17		1,100,000	1,188,000
Boise Paper Holdings LLC	8.000	04/01/20		1,780,000	1,998,050
Bonanza Creek Energy, Inc. (S)	6.750	04/15/21		250,000	263,750
Boyd Gaming Corp. (S)	9.000	07/01/20		1,835,000	2,000,150
Cablevision Systems Corp.	5.875	09/15/22		1,025,000	1,037,813
Cablevision Systems Corp.	8.625	09/15/17		1,650,000	1,959,375
Caesars Entertainment Operating Company, Inc.	8.500	02/15/20		290,000	279,850
Caesars Operating Escrow LLC (S)	9.000	02/15/20		300,000	295,500
Caesars Operating Escrow LLC (S)	9.000	02/15/20		2,490,000	2,452,650
Calpine Corp. (S)	7.875	07/31/20		1,230,000	1,392,975
Casella Waste Systems, Inc.	7.750	02/15/19		2,110,000	2,041,425
CCM Merger, Inc. (S)	9.125	05/01/19		390,000	410,475
CCO Holdings LLC	5.250	09/30/22		500,000	509,375
CCO Holdings LLC	5.750	01/15/24		600,000	624,750
CCO Holdings LLC	7.375	06/01/20		1,800,000	2,020,500
CDW LLC	8.500	04/01/19		1,225,000	1,373,531
CenturyLink, Inc.	5.625	04/01/20		1,325,000	1,414,791
Cequel Communications Escrow 1 LLC (S)	6.375	09/15/20		1,000,000	1,065,000
Chaparral Energy, Inc.	8.250	09/01/21		825,000	932,250
Chesapeake Energy Corp.	5.750	03/15/23		570,000	618,450
Chesapeake Energy Corp.	6.875	11/15/20		615,000	702,638
Chesapeake Energy Corp.	7.250	12/15/18		740,000	856,550
Chesapeake Oilfield Operating LLC (S)	7.125	11/15/19		125,000	128,750
Chrysler Group LLC	8.250	06/15/21		1,500,000	1,721,250
Citigroup, Inc (P)	1.480	11/30/17	EUR	300,000	384,239
Citigroup, Inc.	4.000	11/26/15	EUR	730,000	1,037,191
Citigroup, Inc.	5.000	08/02/19	EUR	120,000	189,069
Citigroup, Inc.	7.375	09/04/19	EUR	850,000	1,492,824

9

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Citigroup, Inc. (4.750% to 02/10/2014, then 3 month
EURIBOR + 1.400%)	4.750	02/10/19	EUR	520,000	$684,472
CityCenter Holdings LLC	10.750	01/15/17		1,225,788	1,356,028
Clear Channel Communications, Inc.	9.000	03/01/21		1,200,000	1,173,000
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20		10,000	10,675
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20		1,220,000	1,314,550
Concho Resources, Inc.	5.500	10/01/22		40,000	42,700
Concho Resources, Inc.	6.500	01/15/22		500,000	555,000
Continental Resources, Inc. (S)	4.500	04/15/23		450,000	479,813
Continental Resources, Inc.	5.000	09/15/22		1,072,000	1,165,800
Cricket Communications, Inc.	7.750	10/15/20		1,450,000	1,475,375
Crown Americas LLC (S)	4.500	01/15/23		770,000	786,363
Crown Americas LLC	6.250	02/01/21		100,000	110,500
DaVita, Inc.	5.750	08/15/22		290,000	308,850
Del Monte Corp.	7.625	02/15/19		1,620,000	1,727,325
DISH DBS Corp. (S)	5.125	05/01/20		1,220,000	1,207,800
DISH DBS Corp.	5.875	07/15/22		1,425,000	1,453,500
DISH DBS Corp.	6.750	06/01/21		1,075,000	1,161,000
DJO Finance LLC	7.750	04/15/18		500,000	522,500
DJO Finance LLC	9.875	04/15/18		700,000	771,750
DR Horton, Inc	4.375	09/15/22		1,160,000	1,180,300
DR Horton, Inc.	3.625	02/15/18		290,000	296,888
El Paso Corp.	7.000	06/15/17		1,670,000	1,921,497
El Paso Corp.	7.750	01/15/32		36,000	41,062
El Paso Pipeline Partners Operating Company LLC	6.500	04/01/20		62,000	76,440
Endo Pharmaceuticals Holdings, Inc.	7.000	12/15/20		900,000	987,750
Energy Future Intermediate Holding Company LLC	10.000	12/01/20		2,275,000	2,604,875
Energy XXI Gulf Coast, Inc.	7.750	06/15/19		1,300,000	1,410,500
EP Energy LLC	7.750	09/01/22		555,000	636,863
EP Energy LLC	9.375	05/01/20		995,000	1,159,175
First Data Corp. (S)	8.250	01/15/21		575,000	610,938
First Data Corp., PIK (S)	8.750	01/15/22		970,000	1,042,750
Freescale Semiconductor, Inc.	10.750	08/01/20		1,467,000	1,672,380
Frontier Communications Corp.	7.625	04/15/24		545,000	568,163
Frontier Communications Corp.	8.125	10/01/18		1,575,000	1,827,000
Frontier Communications Corp.	8.250	04/15/17		975,000	1,144,406
GE Capital Trust IV (4.625% to 09/15/2016, then month
EURIBOR +1.600%) (S)	4.625	09/15/66	EUR	335,000	444,708
GenOn Americas Generation LLC	8.500	10/01/21		125,000	148,125
GenOn Energy, Inc.	9.500	10/15/18		1,520,000	1,805,000
German Residential Asset Note Distributor PLC (P)	2.425	01/20/21	EUR	288,010	375,312
Goodrich Petroleum Corp.	8.875	03/15/19		1,634,000	1,715,700
GWR Operating Partnership LLP	10.875	04/01/17		100,000	113,000
Halcon Resources Corp. (S)	8.875	05/15/21		815,000	874,088
Halcon Resources Corp. (S)	9.750	07/15/20		645,000	704,663
HCA, Inc.	4.750	05/01/23		407,000	424,298
HCA, Inc.	5.875	05/01/23		850,000	924,375
HCA, Inc.	7.250	09/15/20		1,525,000	1,690,844
HCA, Inc.	7.500	11/15/95		1,185,000	1,099,088
HDTFS, Inc.	6.250	10/15/22		60,000	67,125
Hexion US Finance Corp.	6.625	04/15/20		1,935,000	2,017,238
Hexion US Finance Corp.	8.875	02/01/18		425,000	450,500
Hiland Partners LP (S)	7.250	10/01/20		1,010,000	1,123,625
HSBC Finance Corp.	3.750	11/04/15	EUR	700,000	984,792
Infor US, Inc.	10.000	04/01/19	EUR	520,000	766,992

10

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Infor US, Inc.	11.500	07/15/18		733,000	$864,940
Innovation Ventures LLC (S)	9.500	08/15/19		570,000	504,450
Interface Security Systems Holdings, Inc. (S)	9.250	01/15/18		810,000	840,375
Jarden Corp.	6.125	11/15/22		175,000	190,531
Jarden Corp.	7.500	05/01/17		1,554,000	1,771,560
JPMorgan Chase & Company (4.375% to 11/12/2014, then 3
month EURIBOR + 1.500%)	4.375	11/12/19	EUR	200,000	272,598
Kinetic Concepts, Inc.	10.500	11/01/18		1,556,000	1,746,610
Laredo Petroleum, Inc.	7.375	05/01/22		215,000	236,500
Laredo Petroleum, Inc.	9.500	02/15/19		450,000	513,000
Laureate Education, Inc. (S)	9.250	09/01/19		2,525,000	2,859,563
Level 3 Communications, Inc. (S)	8.875	06/01/19		200,000	221,000
Level 3 Financing, Inc.	8.125	07/01/19		250,000	275,625
Level 3 Financing, Inc.	8.625	07/15/20		2,095,000	2,367,350
Libbey Glass, Inc.	6.875	05/15/20		535,000	586,494
Limited Brands, Inc.	5.625	02/15/22		1,020,000	1,100,325
Limited Brands, Inc.	6.625	04/01/21		850,000	976,438
Linn Energy LLC (S)	6.250	11/01/19		780,000	815,100
Linn Energy LLC	6.500	05/15/19		855,000	906,300
Lynx I Corp.	6.000	04/15/21	GBP	500,000	819,392
McGraw-Hill Global Education Holdings LLC (S)	9.750	04/01/21		150,000	154,500
Merrill Lynch & Company, Inc.	4.875	05/30/14	EUR	150,000	206,267
MetroPCS Wireless, Inc.	6.625	11/15/20		1,200,000	1,299,000
MGM Resorts International	7.625	01/15/17		1,575,000	1,787,625
Michael Foods, Inc.	9.750	07/15/18		900,000	1,009,125
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20		962,000	1,058,200
Milacron LLC (S)	7.750	02/15/21		225,000	234,000
Mobile Mini, Inc.	7.875	12/01/20		28,000	31,290
Morgan Stanley	4.500	02/23/16	EUR	1,200,000	1,712,574
Morgan Stanley	5.375	08/10/20	EUR	100,000	157,029
Morgan Stanley	5.500	10/02/17	EUR	150,000	228,731
Novelis, Inc.	8.750	12/15/20		780,000	885,300
NPC International, Inc.	10.500	01/15/20		730,000	856,838
NRG Energy, Inc.	8.250	09/01/20		1,110,000	1,262,625
Peabody Energy Corp.	6.250	11/15/21		965,000	1,028,931
Pemex Project Funding Master Trust	6.375	08/05/16	EUR	473,000	719,655
Pfizer, Inc.	5.750	06/03/21	EUR	450,000	772,437
Production Resource Group, Inc.	8.875	05/01/19		705,000	564,000
Quicksilver Resources, Inc.	8.250	08/01/15		200,000	205,000
Rain CII Carbon LLC (S)	8.250	01/15/21		625,000	679,688
Rain CII Carbon LLC	8.500	01/15/21	EUR	500,000	696,338
Regions Bank	7.500	05/15/18		500,000	620,260
Resolute Forest Products, Inc. (S)	5.875	05/15/23		500,000	495,000
Reynolds Group Issuer, Inc.	5.750	10/15/20		420,000	439,950
Reynolds Group Issuer, Inc.	7.875	08/15/19		1,005,000	1,125,600
Reynolds Group Issuer, Inc.	8.500	05/15/18		680,000	724,200
Rite Aid Corp.	8.000	08/15/20		990,000	1,131,051
Rite Aid Corp.	9.250	03/15/20		935,000	1,082,263
Rite Aid Corp.	10.250	10/15/19		580,000	668,450
Roche Holdings, Inc.	6.500	03/04/21	EUR	550,000	985,173
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21		1,595,000	1,650,825
Sabine Pass Liquefaction LLC (S)	5.625	04/15/23		400,000	411,000
SandRidge Energy, Inc.	8.750	01/15/20		1,264,000	1,358,800
Sealed Air Corp. (S)	6.500	12/01/20		213,000	238,028
Service Corp. International	4.500	11/15/20		90,000	91,800

11

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Service Corp. International	7.000	05/15/19		600,000	$656,250
Service Corp. International	8.000	11/15/21		480,000	588,000
Sky Growth Acquisition Corp. (S)	7.375	10/15/20		950,000	1,014,125
Sprint Capital Corp.	6.875	11/15/28		2,136,000	2,184,060
Sprint Nextel Corp.	6.000	11/15/22		2,361,000	2,461,343
Sprint Nextel Corp. (S)	7.000	03/01/20		115,000	130,813
Sprint Nextel Corp.	7.000	08/15/20		400,000	438,000
Sprint Nextel Corp.	9.125	03/01/17		45,000	52,988
Steelcase, Inc.	6.375	02/15/21		65,000	72,876
Summit Materials LLC (S)	10.500	01/31/20		465,000	534,750
SunGard Data Systems, Inc.	7.625	11/15/20		1,350,000	1,491,750
Taminco Global Chemical Corp. (S)	9.750	03/31/20		50,000	56,750
Tenet Healthcare Corp. (S)	4.500	04/01/21		1,305,000	1,331,100
Tenet Healthcare Corp.	8.000	08/01/20		378,000	425,250
The Hertz Corp.	5.875	10/15/20		1,065,000	1,163,513
Toll Brothers Finance Corp.	5.875	02/15/22		140,000	156,636
Toll Brothers Finance Corp.	6.750	11/01/19		525,000	611,738
TransUnion Holding Company, Inc.	9.625	06/15/18		389,000	426,928
TransUnion Holding Company, Inc., PIK (S)	8.125	06/15/18		170,000	182,750
Triumph Group, Inc.	8.625	07/15/18		105,000	116,550
Tronox Finance LLC (S)	6.375	08/15/20		1,105,000	1,102,238
UAL 2007-1 Pass Through Trust	6.636	07/02/22		929,315	1,016,438
United Rentals North America, Inc.	5.750	07/15/18		840,000	915,600
United Rentals North America, Inc.	7.625	04/15/22		889,000	1,020,128
Univision Communications, Inc. (S)	6.750	09/15/22		250,000	277,500
Univision Communications, Inc. (S)	7.875	11/01/20		1,300,000	1,462,500
US Airways 2011-1 Class A Pass Through Trust	7.125	10/22/23		1,329,357	1,552,025
Valeant Pharmaceuticals International, Inc. (S)	6.750	08/15/21		1,420,000	1,569,100
Vector Group, Ltd. (S)	7.750	02/15/21		835,000	891,363
Verso Paper Holdings LLC / Verso Paper, Inc. (S)	11.750	01/15/19		210,000	220,500
Visant Corp.	10.000	10/01/17		940,000	911,800
Wachovia Corp.	4.375	11/27/18	EUR	500,000	744,307
Wal-Mart Stores, Inc.	4.875	09/21/29	EUR	100,000	170,205
Walter Energy, Inc. (S)	8.500	04/15/21		835,000	868,400
Walter Energy, Inc. (S)	9.875	12/15/20		500,000	545,000
Wells Fargo & Company	4.125	11/03/16	EUR	50,000	73,323
Wells Fargo & Company	4.125	11/03/16	EUR	250,000	366,615
Wex, Inc. (S)	4.750	02/01/23		1,080,000	1,080,000
Weyerhaeuser Company	7.125	07/15/23		300,000	385,053
Windstream Corp.	6.375	08/01/23		260,000	269,100
Windstream Corp.	7.750	10/01/21		2,425,000	2,679,625
Zurich Insurance Co., Ltd. (5.750% to 10/02/2013, then 3
month EURIBOR + 2.670%)	5.750	10/02/23	EUR	445,000	593,128

U.S. Government & Agency Obligations 11.3%					$329,094,657

(Cost $327,886,934)

United States 11.3%					329,094,657

Treasury Inflation Protected Securities
Inflation Indexed Bond	0.750	02/15/42		7,920,277	8,606,498
Inflation Indexed Bond	1.625	01/15/18		3,645,024	4,197,471
Inflation Indexed Bond	1.750	01/15/28		14,011,738	18,109,078
Inflation Indexed Bond	2.000	01/15/26		22,556,942	29,630,664
Inflation Indexed Bond	2.125	01/15/19		4,749,097	5,736,391

12

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Inflation Indexed Bond	2.125	02/15/40		14,184,617	$20,658,561
Inflation Indexed Bond	2.125	02/15/41		3,952,293	5,785,785
Inflation Indexed Bond	2.375	01/15/25		6,582,744	8,859,445
Inflation Indexed Bond	2.375	01/15/27		1,557,222	2,149,088
Inflation Indexed Bond	3.375	04/15/32		779,342	1,277,633
Inflation Indexed Bond	3.875	04/15/29		22,458,775	37,067,512
Inflation Indexed Note	0.125	04/15/16		12,125,192	12,702,085
Inflation Indexed Note	0.125	01/15/22		8,241,863	8,972,043
Inflation Indexed Note	0.500	04/15/15		10,637,371	11,017,986
Inflation Indexed Note	0.625	07/15/21		18,674,575	21,332,788
Inflation Indexed Note	1.125	01/15/21		10,304,723	12,108,854
Inflation Indexed Note	1.250	07/15/20		10,027,646	11,910,176
Inflation Indexed Note	1.375	07/15/18		37,641,036	43,604,806
Inflation Indexed Note	1.625	01/15/15		10,560,698	11,094,510
Inflation Indexed Note	1.875	07/15/13		434,723	436,829
Inflation Indexed Note	2.000	01/15/14		502,456	512,388
Inflation Indexed Note	2.000	07/15/14		12,190,266	12,714,070
Inflation Indexed Note	2.375	01/15/17		24,604,795	28,285,894
Inflation Indexed Note	2.625	07/15/17		10,389,127	12,324,102

Foreign Government Obligations 3.9%					$115,154,544
(Cost $99,002,150)

Australia 0.0%					148,560

Commonwealth of Australia Bond	3.000	09/20/25	AUD	102,000	148,560

Germany 0.1%					5,448,824

Federal Republic of Germany
Bond	1.500	02/15/23	EUR	3,000,000	4,062,036
Bond	5.625	01/04/28	EUR	700,000	1,386,788

Mexico 3.7%					107,910,897

Government of Mexico
Bond	6.500	06/10/21	MXN	284,456,000	26,713,113
Bond	7.500	06/03/27	MXN	259,972,000	27,327,773
Bond	8.500	05/31/29	MXN	238,013,100	27,333,332
Bond	10.000	12/05/24	MXN	216,255,900	26,536,679

Sweden 0.1%					1,646,263

Sweden Government Bond	3.500	12/01/28	SEK	5,820,000	1,646,263

				Shares	Value

Common Stocks 22.0%					$642,300,824

(Cost $575,133,992)

Australia 1.2%					33,823,323

Brambles, Ltd.				730,053	6,608,159
Dexus Property Group				1,820,613	2,180,638
GPT Group				831,588	3,536,828
Mirvac Group				2,772,934	5,094,310
Oil Search, Ltd.				638,011	4,920,652
Santos, Ltd.				373,386	4,787,863
Westfield Group				553,996	6,694,873

13

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Austria 0.1%		$3,195,191

Oesterreichische Post AG	71,986	3,195,191

Belgium 0.1%		2,042,787

Umicore SA	44,003	2,042,787

Bermuda 0.2%		4,562,771

Lazard, Ltd., Class A	134,595	4,562,771

Canada 0.3%		9,301,299

Africa Oil Corp. (I)	301,933	1,796,145
Alimentation Couche Tard, Inc.	40,371	2,452,835
Suncor Energy, Inc.	162,049	5,052,319

China 0.2%		6,082,295

51job, Inc., ADR (I)	61,873	3,563,885
Baidu, Inc., ADR (I)	29,335	2,518,410

Denmark 0.2%		5,188,633

Novo Nordisk A/S, Class B	29,558	5,188,633

Finland 0.2%		5,719,716

Wartsila OYJ Abp	116,277	5,719,716

France 1.5%		43,778,217

BNP Paribas SA	103,479	5,769,956
Carrefour SA	156,221	4,642,043
Gecina SA	8,060	971,136
Ingenico SA	53,170	3,573,674
Klepierre	40,132	1,702,172
L'Oreal SA	28,182	5,028,326
Publicis Groupe SA	63,574	4,423,446
Renault SA	48,827	3,365,719
Sanofi	66,346	7,125,130
Societe Generale SA (I)	77,614	2,821,185
Unibail-Rodamco SE	3,244	848,029
Unibail-Rodamco SE	13,417	3,507,401

Germany 0.3%		8,336,010

Deutsche Wohnen AG	70,573	1,245,018
Kabel Deutschland Holding AG	74,632	7,090,992

Hong Kong 1.1%		32,892,230

BOC Hong Kong Holdings, Ltd.	1,949,000	6,732,033
China Mengniu Dairy Company, Ltd.	925,000	2,614,981
China Metal Recycling Holdings, Ltd.	1,799,400	1,749,280
China Overseas Land & Investment, Ltd.	624,000	1,929,964
China Resources Land, Ltd.	726,000	2,220,787
Henderson Land Development Company, Ltd.	379,000	2,755,332
Hong Kong Land Holdings, Ltd.	301,000	2,187,795
Kerry Properties, Ltd.	248,000	1,130,678
New World Development Company, Ltd.	1,097,000	1,926,439
Sun Hung Kai Properties, Ltd.	380,000	5,542,981
Swire Properties, Ltd.	772,600	2,753,680
The Link REIT	239,000	1,348,280

India 0.1%		4,132,157

Tata Motors, Ltd., ADR	150,042	4,132,157

14

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Israel 0.1%		$1,881,162

Mellanox Technologies, Ltd. (I)	36,900	1,881,162

Japan 1.7%		51,141,291

Japan Tobacco, Inc.	81,500	3,084,031
Mitsubishi Estate Company, Ltd.	155,000	5,045,039
Mitsui Fudosan Company, Ltd.	287,000	9,768,393
Nippon Building Fund, Inc.	104	1,501,054
Nippon Steel Corp.	1,696,000	4,515,018
Nomura Real Estate Office Fund, Inc.	103	658,637
ORIX Corp.	291,900	4,492,420
Otsuka Corp.	38,500	3,978,975
Sekisui House, Ltd.	297,000	4,458,758
Seven & I Holdings Company, Ltd.	140,800	5,420,033
Sumitomo Mitsui Financial Group, Inc.	173,600	8,218,933

Jersey, Channel Islands 0.0%		626,864

LXB Retail Properties PLC (I)	347,659	626,864

Malaysia 0.1%		2,286,427

UEM Land Holdings BHD (I)	2,768,327	2,286,427

Netherlands 0.2%		5,189,672

Gemalto NV	4,614	377,619
LyondellBasell Industries NV, Class A	79,276	4,812,053

Norway 0.3%		7,668,469

DNB ASA	467,913	7,668,469

Portugal 0.2%		4,602,009

Galp Energia SGPS SA	286,999	4,602,009

Russia 2.8%		81,517,067

Gazprom OAO, ADR (I)	2,289,491	18,201,453
LUKOIL OAO, ADR	251,954	16,036,872
Magnit OJSC, GDR (I)	137,875	7,031,625
MMC Norilsk Nickel OJSC, ADR (I)	333,029	5,102,004
NovaTek OAO, GDR	60,464	6,118,957
NovaTek OAO, GDR	6,417	650,595
Rosneft OAO, GDR	909,554	6,216,802
Sberbank of Russia, ADR (I)	632,624	8,135,545
Sberbank of Russia, ADR (I)	487,857	6,279,004
Uralkali OSJC, GDR	124,031	4,488,682
VTB Bank OJSC, GDR (I)	1,033,501	3,255,528

Singapore 0.2%		6,018,705

Ascendas Real Estate Investment Trust	702,000	1,568,932
CapitaLand, Ltd.	1,079,000	3,281,117
Mapletree Commercial Trust	982,000	1,168,656

South Korea 0.1%		2,390,336

Samsung Electronics Company, Ltd.	1,730	2,390,336

Spain 0.1%		4,091,559

Grifols SA (I)	98,159	3,939,795
Grifols SA, B Shares (I)	4,907	151,764

Sweden 0.4%		12,921,147

Elekta AB, Series B	301,920	4,643,332

15

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Sweden (continued)

Lundin Petroleum AB (I)	172,021	$4,126,307
Swedbank AB, Class A	168,342	4,151,508

Switzerland 0.3%		9,910,157

ACE, Ltd.	54,596	4,866,687
Syngenta AG	11,778	5,043,470

United Kingdom 1.3%		37,310,673

Aveva Group PLC	70,175	2,421,901
Burberry Group PLC	144,148	2,998,402
Capital & Counties Properties PLC	165,320	791,738
D.S. Smith PLC	559,110	2,026,918
Derwent London PLC	19,466	698,266
G4S PLC	1,329,322	6,467,319
Great Portland Estates PLC	166,790	1,378,666
Hammerson PLC	246,697	1,991,225
Inmarsat PLC	422,999	4,755,487
Land Securities Group PLC	196,831	2,674,028
Lloyds Banking Group PLC (I)	7,015,621	5,922,962
Petrofac, Ltd.	147,014	3,088,250
Telecity Group PLC	146,024	2,095,511

United States 8.7%		255,690,657

Acuity Brands, Inc.	75,346	5,497,244
Amgen, Inc.	54,717	5,702,059
Apple, Inc.	19,198	8,499,915
AvalonBay Communities, Inc.	16,737	2,226,690
Baxter International, Inc.	70,276	4,910,184
Beam, Inc.	57,245	3,704,324
BorgWarner, Inc. (I)	66,286	5,181,577
Boston Properties, Inc.	25,471	2,787,292
Brookdale Senior Living, Inc. (I)	31,164	803,720
Brookfield Office Properties Corp.	79,940	1,471,695
Calpine Corp. (I)	321,055	6,976,525
Citigroup, Inc.	210,108	9,803,639
CMS Energy Corp.	181,914	5,446,505
Cobalt International Energy, Inc. (I)	84,400	2,358,136
Cognizant Technology Solutions Corp., Class A (I)	44,762	2,900,578
DDR Corp.	106,708	1,957,025
Duke Realty Corp.	76,883	1,356,216
eBay, Inc. (I)	111,670	5,850,391
Equity Residential	58,562	3,400,110
Essex Property Trust, Inc.	12,633	1,984,013
Express Scripts Holding Company (I)	98,001	5,818,319
Extra Space Storage, Inc.	51,264	2,234,085
Facebook, Inc., Class A (I)	8,882	246,564
Federal Realty Investment Trust	24,537	2,871,074
First Republic Bank	110,571	4,199,487
General Growth Properties, Inc.	156,198	3,548,819
Google, Inc., Class A (I)	11,336	9,347,326
Halliburton Company	90,443	3,868,247
Hanesbrands, Inc. (I)	111,588	5,597,254
Health Care REIT, Inc.	58,643	4,396,466
Host Hotels & Resorts, Inc.	153,421	2,803,002
J.B. Hunt Transport Services, Inc.	50,202	3,567,856
Kansas City Southern	37,426	4,082,054
Kimco Realty Corp.	134,468	3,197,649

16

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

	Shares	Value

United States (continued)

Kraft Foods Group, Inc.	82,624	$4,254,310
Mead Johnson Nutrition Company	38,229	3,099,990
Micron Technology, Inc. (I)	630,047	5,935,043
Monsanto Company	60,089	6,418,707
Monster Beverage Corp. (I)	56,966	3,212,882
Occidental Petroleum Corp.	49,679	4,434,348
ON Semiconductor Corp. (I)	533,270	4,191,502
Pall Corp.	84,107	5,610,778
Philip Morris International, Inc.	57,070	5,455,321
Polycom, Inc. (I)	255,379	2,681,480
Precision Castparts Corp.	23,900	4,571,831
Prologis, Inc.	131,107	5,499,939
Public Storage	17,880	2,950,200
Simon Property Group, Inc.	50,835	9,052,188
SL Green Realty Corp.	57,183	5,186,498
Starbucks Corp.	86,116	5,239,297
Starwood Hotels & Resorts Worldwide, Inc.	30,127	1,943,794
State Street Corp.	77,746	4,545,809
The Charles Schwab Corp.	259,795	4,406,123
The Estee Lauder Companies, Inc., Class A	64,060	4,442,561
The Home Depot, Inc.	51,451	3,773,931
The Macerich Company	48,786	3,417,459
Time Warner Cable, Inc.	40,256	3,779,636
Time Warner, Inc.	85,463	5,108,978
TJX Companies, Inc.	77,767	3,792,697
Vornado Realty Trust	46,703	4,089,315

Purchased Options 2.5%		$73,333,583

(Cost $65,872,209)

Call Options 1.6%		46,933,443

Over the Counter on 2 Year Interest Rate Swap (Expiration Date: 11-24-14; Strike
Price: EUR 1.50; Counterparty: Royal Bank of Scotland) (I)	110,600,000	3,242,362
Over the Counter on 2 Year Interest Rate Swap (Expiration Date: 2-06-15; Strike
Price: EUR 1.65; Counterparty: Royal Bank of Scotland) (I)	73,800,000	2,655,976
Over the Counter on 2 Year Interest Rate Swap (Expiration Date: 3-04-15; Strike
Price: EUR 1.65; Counterparty: Morgan Stanley) (I)	60,300,000	2,123,250
Over the Counter on 2 Year Interest Rate Swap (Expiration Date: 7-23-14; Strike
Price: EUR 1.50; Counterparty: Royal Bank of Scotland) (I)	30,000,000	951,333
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 1-19-15; Strike
Price: EUR 2.60; Counterparty: Royal Bank of Scotland) (I)	2,800,000	244,205
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 12-19-14; Strike
Price : EUR 2.60; Counterparty: Morgan Stanley & Company) (I)	33,100,000	3,268,628
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 6-22-15; Strike
Price: EUR 2.60; Counterparty: Royal Bank of Scotland) (I)	50,000,000	4,119,191
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 6-29-15; Strike
Price: EUR 2.60; Counterparty: Royal Bank of Scotland) (I)	37,500,000	3,079,590
Over the Counter on the USD vs. CNY (Expiration Date: 12-11-13; Strike Price: $6.38;
Counterparty: UBS Securities LLC) (I)	151,531,346	185,742
Over the Counter on the USD vs. CNY (Expiration Date: 8-28-13; Strike Price: $6.45;
Counterparty: UBS Securities LLC) (I)	19,171,779	2,090
Over the Counter on the USD vs. JPY (Expiration Date: 12-11-13; Strike Price: $84.50;
Counterparty: UBS Securities LLC) (I)	155,000,000	20,934,610
Over the Counter on the USD vs. JPY (Expiration Date: 12-18-14; Strike Price: $83.00;
Counterparty: Goldman Sachs & Company) (I)	18,750,000	2,890,519
Over the Counter on the USD vs. JPY (Expiration Date: 8-28-13; Strike Price: $81.00;
Counterparty: UBS Securities LLC) (I)	19,171,779	3,235,947

17

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

			Shares	Value

Put Options 0.9%				$26,400,140

Exchange Traded on Apple CBOE Flex Options (Expiration Date: 10-19-13; Strike
Price: $270; Counterparty: Royal Bank of Scotland) (I)			18,000	1,553,402
Exchange Traded on S&P 500 INDEX (Expiration Date: 3-22-14; Strike Price:
$1,550.00) (I)			185,000	19,341,750
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
15,982.72; Counterparty: Goldman Sachs & Company) (I)			2,400	21,661
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
15,995.83; Counterparty: UBS Securities LLC) (I)			2,000	18,159
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,003.08; Counterparty: UBS Securities LLC) (I)			3,650	33,251
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,140.43; Counterparty: UBS Securities LLC) (I)			2,000	19,399
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,199.60; Counterparty: UBS Securities LLC) (I)			2,500	24,915
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,304.39; Counterparty: UBS Securities LLC) (I)			3,500	36,598
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,531.99; Counterparty: Royal Bank of Scotland) (I)			5,000	58,057
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,858.17; Counterparty: UBS Securities LLC) (I)			7,430	100,355
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,907.08; Counterparty: UBS Securities LLC) (I)			9,200	127,125
Over the Counter on the USD vs. CNY (Expiration Date: 12-11-13; Strike Price: $6.38;
Counterparty: UBS Securities LLC) (I)			158,468,654	4,177,158
Over the Counter on the USD vs. CNY (Expiration Date: 8-28-13; Strike Price $6.45;
Counterparty: UBS Securities LLC) (I)			19,171,779	724,635
Over the Counter on the USD vs. JPY (Expiration Date: 12-11-13; Strike Price: $79.50;
Counterparty: UBS Securities LLC) (I)			155,000,000	163,215
Over the Counter on the USD vs. JPY (Expiration Date: 4-30-13; Strike Price: $76.00;
Counterparty: UBS Securities LLC) (I)			19,171,779	460

Short-Term Investments 33.3%				$972,090,080

(Cost $972,036,955)

		Yield (%)	Shares	Value

Commercial Paper 17.8%				519,843,597

Agence Centrale Organismes		0.203	50,000,000	49,992,126
Banque Federative du Credit Mu		0.440	45,000,000	44,906,709
Caisse Des Depots ET Consignat		0.165	50,000,000	49,999,542
Deutsche Bank AG		0.190	50,000,000	49,991,820
EnBW Energie Baden-Wuerttember		1.000	50,000,000	49,994,459
FMS Wertmanagement AoeR		0.170	50,000,000	49,996,695
KFW		0.165	50,000,000	49,980,300
Landwirtschaftliche Rentenbank		0.150	50,000,000	49,994,167
NRW Holdings, Ltd.		0.170	50,000,000	49,995,278
SNCF SOC NAT Chemins de FER		0.200	50,000,000	49,992,501
Societe Generale SA		0.260	25,000,000	25,000,000

		Maturity
	Rate (%)	date	Par value^	Value

Certificate of Deposit 2.3%				68,050,635

ABN AMRO Bank NV	0.280	05/28/13	17,000,000	17,001,188
ABN AMRO Bank NV	0.300	05/28/13	18,000,000	18,001,537
ING Bank NV	0.430	07/31/13	15,000,000	15,006,503
ING Direct NV	0.890	10/17/13	18,000,000	18,041,407

18

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Time Deposits 9.8%				$285,537,088

Abbey National	0.150	05/01/13	58,978,815	58,978,815
Bank of Montreal	0.080	05/01/13	35,404,165	35,404,165
Bank of Nova Scotia	0.070	05/01/13	56,997,370	56,997,370
Barclays Bank PLC	0.150	05/01/13	53,020,470	53,020,470
DZ Bank AG	0.120	05/01/13	53,835,990	53,835,990
UBS AG	0.080	05/01/13	27,300,278	27,300,278

U.S. Government 2.8%				79,998,760

U.S. Treasury Bill	0.100	05/16/13	50,000,000	49,999,200
U.S. Treasury Bill	0.130	05/23/13	20,000,000	19,999,640
U.S. Treasury Bill	0.145	05/09/13	10,000,000	9,999,920

			Par value	Value

Repurchase Agreement 0.6%				18,660,000

Repurchase Agreement with State Street Corp. dated 04-30-13 at
0.010% to be repurchased at $18,660,0015 on 05-01-13,
collateralized by $18,780,000 U.S. Treasury Note 1.000% due 05-
15-14 (valued at $19,038,225, including interest)			18,660,000	18,660,000

Total investments (Cost $2,691,009,361)† 96.2%				$2,809,731,491

Other assets and liabilities, net 3.8%				$110,659,291

Total net assets 100.0%				$2,920,390,782

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

ADR American Depositary Receipts

EURIBOR Euro Interbank Offered Rate

GDR Global Depositary Receipt

PIK Paid In Kind

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $2,697,389,829. Net unrealized appreciation aggregated $112,341,662, of which $133,634,127 related to appreciated investment securities and $21,292,465 related to depreciated investment securities.

19

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

Currency Abbreviations
AUD	Australian Dollar
CNY	Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona

20

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)
Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

21

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Corporate Bonds	$677,757,803	—	$642,757,320	$35,000,483
U.S. Government & Agency Obligations	329,094,657	—	329,094,657	—
Foreign Government Obligations	115,154,544	—	115,154,544	—
Common Stocks	642,300,824	$331,906,806	308,644,738	1,749,280
Purchased Options	73,333,583	19,341,750	53,991,833	—
Short-Term Investments
Commercial Paper	519,843,597	—	519,843,597	—
Certificate of Deposit	68,050,635	—	68,050,635	—
Time Deposits	285,537,088	—	285,537,088	—
U.S. Government	79,998,760	—	79,998,760	—
Repurchase Agreement	18,660,000	—	18,660,000	—

Total Investments in Securities	$2,809,731,491	$351,248,556	$2,421,733,172	$36,749,763
Other Financial Instruments
Futures	($4,682,898)	$566,062	($5,248,960)	—
Forward Foreign Currency Contracts	$13,592,818	—	$13,592,818	—
Written Options	($15,367,156)	—	($15,367,156)	—
Interest Rate Swaps	($8,547,664)	—	($8,547,664)	—
Credit Default Swaps	$408,333	—	$408,333	—
Variance Swaps	$944,723	—	$944,723	—
Inflation Swaps	$215,134	—	$215,134	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2013, the Fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and/or substitute for securities purchased (or to be purchased) and maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at April 30, 2013.

22

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

						Unrealized
			Expiration			Appreciation
Open Contracts	Number of Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

10-Year Government of Canada Bond Futures	69	Long	Jun 2013	$9,071,098	$9,365,289	$294,191
DAX Index Futures	540	Long	Jun 2013	137,149,893	140,826,123	3,676,230
FTSE 100 Index Futures	381	Long	Jun 2013	37,299,454	37,879,841	580,387
German Euro Bond Futures	549	Long	Jun 2013	103,916,899	105,978,191	2,061,292
Hang Seng Index Futures	10	Long	May 2013	1,416,167	1,456,415	40,248
H-SHARES Index Futures	311	Long	May 2013	21,279,981	21,775,591	495,610
NASDAQ 100 E-Mini Index Futures	3,988	Long	Jun 2013	221,508,479	229,708,800	8,200,321
S+P 500 E-Mini Index Futures	1,671	Long	Jun 2013	127,560,944	133,028,310	5,467,366
US 10-Year Note (CBT) Futures	3,918	Long	Jun 2013	515,574,908	522,502,031	6,927,123
CAC40 10 Euro Futures	2,820	Short	May 2013	(135,225,116)	(141,105,843)	(5,880,727)
Euro OAT Futures	545	Short	Jun 2013	(96,672,791)	(100,332,596)	(3,659,805)
Dow Jones Euro STOXX 50 Index Futures	1,320	Short	Jun 2013	(45,978,987)	(46,431,986)	(452,999)
MSCI Taiw an Index Futures	2,830	Short	May 2013	(81,562,620)	(82,777,500)	(1,214,880)
OMXS 30 Index Futures	645	Short	May 2013	(11,525,794)	(11,932,557)	(406,763)
Russell 2000 Mini Index Futures	4,237	Short	Jun 2013	(393,411,460)	(400,438,870)	(7,027,410)
SPI 200 Futures	107	Short	Jun 2013	(14,001,197)	(14,331,759)	(330,562)
Swiss Market Index Futures	185	Short	Jun 2013	(15,167,536)	(15,674,661)	(507,125)
TOPIX Index Futures	295	Short	Jun 2013	(29,951,041)	(35,327,390)	(5,376,349)
UK Long GILT Bond Futures	54	Short	Jun 2013	(9,644,257)	(10,066,546)	(422,289)
US Ultra Bond Futures (CBT)	1,229	Short	Jun 2013	(194,831,712)	(201,978,469)	(7,146,757)

						($4,682,898)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at April 30, 2013.

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract (USD)	Counterparty	Settlement Date	(Depreciation)

Buys
AUD	2,172	$2,224	Royal Bank of Scotland PLC	6/5/2013	$21
AUD	2,368,674	2,442,720	BNP Paribas SA	6/12/2013	5,335
CNY	383,322,000	61,518,536	Royal Bank of Scotland PLC	8/21/2013	343,886
CNY	49,984,000	8,021,826	Royal Bank of Scotland PLC	8/22/2013	44,535
CNY	20,597,615	3,305,668	Royal Bank of Scotland PLC	8/23/2013	18,226
CNY	67,046,864	10,760,209	Royal Bank of Scotland PLC	8/26/2013	58,096
CNY	41,940,864	6,731,001	Royal Bank of Scotland PLC	8/27/2013	36,085

23

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract (USD)	Counterparty	Settlement Date	(Depreciation)

CNY	60,725,920	$9,745,774	Royal Bank of Scotland PLC	8/28/2013	$51,876
CNY	39,705,750	6,300,000	BNP Paribas SA	8/29/2013	105,968
CNY	14,542,170	2,333,842	Royal Bank of Scotland PLC	8/29/2013	12,334
CNY	48,633,740	7,805,126	Royal Bank of Scotland PLC	8/30/2013	40,950
EUR	26,941	35,222	BNP Paribas SA	5/3/2013	258
EUR	3,052,544	3,990,798	Barclays Bank PLC	6/5/2013	30,071
EUR	698,178	909,015	BNP Paribas SA	6/5/2013	10,639
EUR	1,043,152	1,355,663	Royal Bank of Scotland PLC	6/5/2013	18,397
EUR	595,583	763,853	UBS AG	6/5/2013	20,660
GBP	671,156	1,020,694	BNP Paribas SA	6/12/2013	21,568
GBP	1,429,735	2,182,359	UBS AG	6/12/2013	37,927
HKD	7,405,147	954,417	Royal Bank of Scotland PLC	6/13/2013	52
HKD	8,487,279	1,094,347	UBS AG	6/13/2013	(400)
INR	4,638,425,000	83,803,584	Barclays Bank PLC	5/21/2013	2,001,169
INR	2,119,522,663	37,814,856	Barclays Bank PLC	10/21/2013	330,776
JPY	75,053,758	753,974	BNP Paribas SA	6/12/2013	16,089
JPY	184,064,050	1,875,446	UBS AG	6/12/2013	13,079
JPY	8,548,414,400	86,763,471	UBS AG	8/21/2013	985,113
JPY	955,722,593	9,789,331	UBS AG	8/22/2013	21,138
JPY	176,201,000	1,804,820	UBS AG	8/23/2013	3,893
JPY	525,438,607	5,382,159	UBS AG	8/26/2013	11,622
JPY	796,803,193	8,161,877	UBS AG	8/27/2013	17,604
JPY	438,732,823	4,494,108	UBS AG	8/28/2013	9,682
JPY	538,989,516	5,521,104	UBS AG	8/29/2013	11,909
JPY	95,858,895	984,583	Barclays Bank PLC	8/30/2013	(533)
JPY	1,921,688,605	19,684,794	UBS AG	8/30/2013	42,512
MXN	1,438,000,000	116,550,494	BNP Paribas SA	10/22/2013	253,987
SGD	676,558	541,265	BNP Paribas SA	6/12/2013	8,033

		$515,199,160			4,582,557

Sells

AUD	6,890,265	7,046,936	BNP Paribas SA	5/13/2013	(90,249)
AUD	2,970	3,004	Barclays Bank PLC	6/5/2013	(67)
AUD	137,984	140,646	BNP Paribas SA	6/5/2013	(2,035)
AUD	2,145	2,247	Royal Bank of Scotland PLC	6/5/2013	29
AUD	1,720	1,785	UBS AG	6/5/2013	7
AUD	6,400,000	6,524,979	Barclays Bank PLC	6/7/2013	(91,910)
AUD	14,390,742	14,600,473	Barclays Bank PLC	6/12/2013	(272,542)
AUD	4,728,688	4,896,713	BNP Paribas SA	6/12/2013	9,554
AUD	110,745,992	113,232,904	UBS AG	9/24/2013	(385,709)
CAD	9,357,653	9,368,295	Barclays Bank PLC	5/13/2013	82,355
CAD	26,455,940	27,263,203	Royal Bank of Scotland PLC	5/21/2013	1,014,746
CAD	39,296,777	40,139,711	BNP Paribas SA	5/22/2013	1,152,000
CAD	25,910,040	25,500,000	Royal Bank of Scotland PLC	5/22/2013	(206,259)
CAD	54,763,836	54,650,000	UBS AG	5/22/2013	316,878
CAD	57,877,628	57,750,000	Royal Bank of Scotland PLC	5/23/2013	328,870
CAD	25,911,111	25,500,000	Royal Bank of Scotland PLC	5/24/2013	(206,163)

24

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract (USD)	Counterparty	Settlement Date	(Depreciation)

CAD	9,050,000	$8,824,679	UBS AG	6/7/2013	($150,891)
CAD	44,217,774	43,971,096	Royal Bank of Scotland PLC	6/20/2013	130,038
CAD	126,818,690	124,382,069	Barclays Bank PLC	6/21/2013	(1,353,302)
CHF	6,466,065	7,096,769	Barclays Bank PLC	5/13/2013	141,840
CHF	6,470,000	6,965,310	UBS AG	6/7/2013	4,429
CNY	301,344,000	48,000,000	BNP Paribas SA	8/21/2013	(632,402)
CNY	81,978,000	13,000,000	Royal Bank of Scotland PLC	8/21/2013	(230,020)
CNY	49,984,000	8,000,000	BNP Paribas SA	8/22/2013	(66,362)
CNY	20,597,615	3,280,397	BNP Paribas SA	8/23/2013	(43,497)
CNY	29,267,864	4,654,901	BNP Paribas SA	8/26/2013	(67,598)
CNY	37,779,000	6,000,000	Royal Bank of Scotland PLC	8/26/2013	(95,807)
CNY	4,107,864	654,901	BNP Paribas SA	8/27/2013	(7,896)
CNY	37,833,000	6,000,000	Royal Bank of Scotland PLC	8/27/2013	(104,289)
CNY	56,610,000	9,000,000	BNP Paribas SA	8/28/2013	(133,579)
CNY	8,231,839	1,309,801	Barclays Bank PLC	8/29/2013	(18,316)
CNY	31,385,000	5,000,000	BNP Paribas SA	8/29/2013	(63,531)
CNY	18,747,000	3,000,000	UBS AG	8/29/2013	(24,566)
CNY	48,633,740	7,700,000	UBS AG	8/30/2013	(146,076)
DKK	7,924,221	1,440,166	Royal Bank of Scotland PLC	5/13/2013	40,233
DKK	2,740,000	482,890	Royal Bank of Scotland PLC	6/7/2013	(1,307)
EUR	17,901,840	24,249,635	Barclays Bank PLC	5/13/2013	672,355
EUR	78,473,325	104,844,365	Barclays Bank PLC	5/28/2013	1,483,062
EUR	127,316,990	166,845,887	Barclays Bank PLC	6/5/2013	(858,489)
EUR	3,215,905	4,175,112	BNP Paribas SA	6/5/2013	(60,939)
EUR	2,203,403	2,867,876	Royal Bank of Scotland PLC	6/5/2013	(34,488)
EUR	989,588	1,294,655	UBS AG	6/5/2013	(8,849)
EUR	19,070,000	25,031,625	Barclays Bank PLC	6/7/2013	(88,100)
EUR	656,323	840,271	Barclays Bank PLC	6/12/2013	(24,293)
EUR	5,056,805	6,588,218	BNP Paribas SA	6/12/2013	(73,033)
EUR	371,798	482,990	Royal Bank of Scotland PLC	6/12/2013	(6,774)
EUR	10,026,346	13,439,224	Barclays Bank PLC	6/19/2013	231,019
EUR	34,578,359	45,000,000	Royal Bank of Scotland PLC	6/19/2013	(551,794)
EUR	27,986,316	36,562,163	Barclays Bank PLC	6/24/2013	(306,911)
EUR	71,383,137	92,609,341	UBS AG	6/25/2013	(1,431,217)
EUR	33,576,654	43,798,327	Royal Bank of Scotland PLC	7/16/2013	(442,226)
EUR	24,899,654	32,500,000	Barclays Bank PLC	7/17/2013	(307,977)
EUR	24,895,458	32,500,000	Barclays Bank PLC	7/18/2013	(302,674)
EUR	911,699	1,181,518	Barclays Bank PLC	12/6/2013	(21,129)
GBP	11,752,217	18,407,661	Barclays Bank PLC	5/13/2013	153,691
GBP	3,757,499	5,691,238	BNP Paribas SA	6/5/2013	(144,162)
GBP	420,865	645,414	Royal Bank of Scotland PLC	6/5/2013	(8,190)
GBP	10,490,000	15,892,287	Royal Bank of Scotland PLC	6/7/2013	(398,500)
GBP	5,688,483	8,617,752	Barclays Bank PLC	6/12/2013	(216,097)
GBP	1,370,113	2,061,360	BNP Paribas SA	6/12/2013	(66,338)
GBP	284,471	434,611	Royal Bank of Scotland PLC	6/12/2013	(7,155)
HKD	28,081,565	3,621,227	Royal Bank of Scotland PLC	5/8/2013	2,435
HKD	10,900,000	1,405,801	Barclays Bank PLC	6/7/2013	912
HKD	165,361,767	21,321,399	Royal Bank of Scotland PLC	6/13/2013	7,489

25

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract (USD)	Counterparty	Settlement Date	(Depreciation)

JPY	1,565,308,455	$16,729,034	Royal Bank of Scotland PLC	5/13/2013	$671,252
JPY	1,625,000,000	17,655,943	Barclays Bank PLC	6/7/2013	983,696
JPY	620,585,585	6,658,248	Barclays Bank PLC	6/12/2013	290,947
JPY	379,519,045	3,952,590	BNP Paribas SA	6/12/2013	58,668
JPY	132,125,853	1,340,980	Royal Bank of Scotland PLC	6/12/2013	(14,651)
JPY	205,797,457	2,139,478	UBS AG	6/12/2013	27,965
JPY	2,825,770,000	28,867,998	UBS AG	7/22/2013	(131,962)
JPY	95,858,895	984,316	Barclays Bank PLC	7/23/2013	541
JPY	5,962,917,550	60,998,282	BNP Paribas SA	7/23/2013	(197,593)
JPY	8,548,414,400	96,000,000	Barclays Bank PLC	8/21/2013	8,251,416
JPY	696,280,900	7,000,000	Barclays Bank PLC	8/22/2013	(147,306)
JPY	259,441,692	2,948,037	Royal Bank of Scotland PLC	8/22/2013	284,874
JPY	176,201,000	2,000,000	Royal Bank of Scotland PLC	8/23/2013	191,287
JPY	141,628,607	1,613,615	Barclays Bank PLC	8/26/2013	159,756
JPY	383,810,000	4,000,000	UBS AG	8/26/2013	60,078
JPY	141,626,993	1,613,615	Barclays Bank PLC	8/27/2013	159,761
JPY	655,176,200	7,000,000	UBS AG	8/27/2013	274,373
JPY	284,333,700	3,000,000	Barclays Bank PLC	8/28/2013	81,186
JPY	154,399,122	1,762,366	Royal Bank of Scotland PLC	8/28/2013	177,389
JPY	385,077,600	4,000,000	Barclays Bank PLC	8/29/2013	46,974
JPY	153,911,916	1,762,367	Royal Bank of Scotland PLC	8/29/2013	182,380
JPY	1,360,207,500	15,000,000	BNP Paribas SA	8/30/2013	1,036,641
JPY	657,340,000	8,000,000	UBS AG	8/30/2013	1,252,004
NOK	6,262,413	1,136,389	BNP Paribas SA	5/13/2013	50,802
NOK	2,350,000	410,641	BNP Paribas SA	6/7/2013	3,654
SEK	24,460,917	3,849,419	Barclays Bank PLC	5/13/2013	76,024
SEK	10,324,267	1,594,968	BNP Paribas SA	6/5/2013	3,126
SEK	143,521	22,110	Royal Bank of Scotland PLC	6/5/2013	(18)
SEK	115,941	17,956	UBS AG	6/5/2013	80
SEK	9,200,000	1,425,673	BNP Paribas SA	6/7/2013	7,238
SEK	163,855	25,125	BNP Paribas SA	6/12/2013	(135)
SGD	2,200,000	1,778,209	Barclays Bank PLC	5/8/2013	(7,943)
SGD	108,304,300	87,332,178	Barclays Bank PLC	5/21/2013	(598,983)
SGD	1,345,000	1,088,359	UBS AG	6/7/2013	(3,642)
SGD	6,714,951	5,386,146	Barclays Bank PLC	6/12/2013	(65,726)
SGD	480,722	388,760	Royal Bank of Scotland PLC	6/12/2013	(1,538)
SGD	639,142	515,967	UBS AG	6/12/2013	(2,953)
SGD	47,163,724	38,131,204	Barclays Bank PLC	10/21/2013	(167,635)
		$1,846,423,805			$9,010,261

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and

26

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended April 30, 2013, the Fund used purchased options to manage against anticipated currency exchange rates, changes in securities markets and to gain exposure to foreign currency, certain markets and/or substitute for securities purchased or to be purchased.

During the period ended April 30, 2013, the Fund wrote option contracts to manage against anticipated currency exchange rates, changes in securities markets and anticipated interest rate changes and to gain exposure to foreign currency and certain markets and/or substitute for securities purchase or to be purchased. The following tables summarize the Fund’s written options activities during the period ended April 30, 2013 and the contracts held at April 30, 2013.

	Number of Contracts	Notional (Currency &
	(Equity)	Interest Rate)	Premiums Received

Outstanding, beginning of period	70,588	272,000,000	$31,367,081
Options written	950	1,050,241,116	33,367,455
Option closed	(12,248)	(195,804,000)	(25,994,221)
Options exercised	-	-	-
Options expired	-	-	-
Outstanding, end of period	59,290	1,126,437,116	$38,740,315

Name of	Exercise	Expiration	Number of
Issuer	Price	Date	Contracts	Premium	Value

Calls

Apple, Inc.	$515.00	Oct 2013	180	$637,208	$155,289

Index Options
		Expiration	Number of
Name of Issuer	Exercise Price	Date	Contracts	Premium	Value

Puts

S&P 500 Index	$1,137	Dec 2013	4,000	$416,316	$22,497
S&P 500 Index	$1,151	Dec 2013	6,500	647,023	39,664
S&P 500 Index	$1,144	Dec 2013	4,500	465,608	26,359
S&P 500 Index	$1,159	Dec 2013	3,170	324,316	20,240
S&P 500 Index	$1,183	Dec 2013	13,800	1,339,079	101,576
S&P 500 Index	$1,178	Dec 2013	17,940	1,668,061	128,274
S&P 500 Index	$1,168	Dec 2013	9,200	830,980	62,303
			59,110	$5,691,383	$400,913

27

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

Foreign Currency Options
			Exercise	Expiration
Description	Counterparty		Price	Date	Notional Amount		Premium	Value

Calls

USD versus JPY	UBS AG		$81.00	Aug 2013	$19,171,779		$447,385	($3,235,947)
USD versus JPY	UBS AG		84.50	Dec 2013	155,000,000		6,910,108	(20,934,610)
USD versus CNY	Royal Bank of Scotland		6.38	Dec 2013	155,000,000		155,000	(189,875)
USD versus CNY	Royal Bank of Scotland		6.45	Aug 2013	19,171,779		1,917	(2,090)
USD versus JPY	Barclays Bank PLC		105.00	May 2014	27,700,000		508,572	(532,754)

					$376,043,558		$8,022,982	($24,895,276)

Puts

USD versus JPY	UBS AG		$76.00	Aug 2013	$19,171,779		$485,621	($460)
USD versus JPY	UBS AG		79.50	Dec 2013	155,000,000		1,950,518	(163,146)
USD versus CNY	Royal Bank of Scotland		6.38	Dec 2013	155,000,000		3,704,500	(4,174,150)
USD versus CNY	Royal Bank of Scotland		6.45	Aug 2013	19,171,779		674,846	(724,636)
USD versus JPY	Barclays Bank PLC		95.00	May 2014	27,700,000		917,978	(933,268)
USD versus JPY	Goldman Sachs		68.00	Dec 2014	18,750,000		1,066,375	(32,287)

					394,793,558		$8,799,838	($6,027,947)

Interest Rate Swaptions	An interest rate swaption is an option to enter into an interest rate swap.

			Pay/Receive	Exercise	Expiration		Notional
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Currency	Amount	Premium	Value

10-Year Interest Rate Swap	Morgan Stanley	EUR EURIBOR TELERATE	Receive	1.70%	Jul 2014	EUR	$15,000,000	$433,201	$432,889
10-Year Interest Rate Swap	Royal Bank of Scotland PLC	EUR EURIBOR TELERATE	Receive	1.70%	Nov 2014	EUR	58,450,000	1,262,534	1,725,981
10-Year Interest Rate Swap	Royal Bank of Scotland PLC	EUR EURIBOR TELERATE	Receive	1.85%	Feb 2015	EUR	38,200,000	816,728	1,521,244
10-Year Interest Rate Swap	Royal Bank of Scotland PLC	EUR EURIBOR TELERATE	Receive	1.85%	Mar 2015	EUR	31,500,000	817,499	1,218,993
10-Year Interest Rate Swap	Royal Bank of Scotland PLC	EUR EURIBOR TELERATE	Receive	2.70%	Dec 2014	EUR	17,300,000	968,127	1,877,977
10-Year Interest Rate Swap	Royal Bank of Scotland PLC	EUR EURIBOR TELERATE	Receive	2.80%	Jan 2015	EUR	1,500,000	90,054	176,437
10-Year Interest Rate Swap	Morgan Stanley	EUR EURIBOR TELERATE	Receive	2.80%	Jun 2015	EUR	26,000,000	2,201,020	2,933,535
10-Year Interest Rate Swap	UBS AG	EUR EURIBOR TELERATE	Receive	2.80%	Jun 2015	EUR	19,750,000	1,481,673	2,223,222
30-Year Interest Rate Swap	Morgan Stanley	USD LIBOR BBA	Receive	2.40%	Jun 2013	USD	16,000,000	927,900	24,094
30-Year Interest Rate Swap	Barclays Bank PLC	USD LIBOR BBA	Receive	2.40%	Jul 2013	USD	7,500,000	562,500	17,697
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	USD LIBOR BBA	Receive	2.40%	Sep 2013	USD	27,000,000	1,185,300	186,300
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	USD LIBOR BBA	Receive	2.40%	Nov 2013	USD	46,000,000	2,095,300	487,664
30-Year Interest Rate Swap	Morgan Stanley	USD LIBOR BBA	Receive	2.80%	May 2013	USD	6,400,000	540,800	61,185
30-Year Interest Rate Swap	Barclays Bank PLC	USD LIBOR BBA	Receive	2.80%	Apr 2014	USD	24,750,000	1,212,750	1,161,956
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	USD LIBOR BBA	Receive	2.80%	Apr 2014	USD	20,250,000	993,518	950,691
							355,600,000	15,588,904	$14,999,865

Swaps. The Fund may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

28

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

During the period ended April 30, 2013, the Fund used interest rate swaps to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. The following table summarizes the interest rate swap contracts held as of April 30, 2013.

							Unrealized
							Appreciation
			USD Notional	Payments Made by	Payments Received		(Depreciation)/
Counterparty	Notional Amount	Currency	Amount	Fund	by Fund	Maturity Date	Market Value

Barclays Bank PLC	13,500,000.00	USD	$13,500,000	3 Month Libor	Fixed 1.044%	Feb 2018	--
Barclays Bank PLC	8,600,000.00	GBP	13,358,808	Fixed 1.201250%	GBP-Libor-BBA	Jan 2018	$232,636
Royal Bank of Scotland PLC	35,100,000.00	EUR	47,463,305	EUR-Euribor-telerate	Fixed 2.681%	Mar 2027	2,196,580
Royal Bank of Scotland PLC	15,100,000.00	EUR	46,224,961	Fixed 2.710%	EUR-Euribor-telerate	Mar 2047	(958,236)
Royal Bank of Scotland PLC	66,500,000.00	EUR	87,577,206	EUR-Euribor-telerate	Fixed 2.645%	Mar 2027	(1,516,236)
Royal Bank of Scotland PLC	28,600,000.00	EUR	37,664,783	Fixed 2.671%	EUR-Euribor-telerate	Mar 2047	(652,096)
Morgan Stanley	35,580,000.00	EUR	46,857,098	EUR-Euribor-telerate	Fixed 2.670%	Mar 2027	(1,001,619)
Morgan Stanley	15,280,000.00	EUR	20,123,003	Fixed 2.71250%	EUR-Euribor-telerate	Mar 2047	(430,150)
Morgan Stanley	35,580,000.00	EUR	46,857,098	EUR-Euribor-telerate	Fixed 2.7150%	Mar 2027	(848,576)
Morgan Stanley	15,280,000.00	EUR	20,123,003	Fixed 2.7550%	EUR-Euribor-telerate	Mar 2047	(364,425)
Morgan Stanley	17,790,000.00	EUR	23,428,549	EUR-Euribor-telerate	Fixed 2.780%	Mar 2027	(291,750)
Morgan Stanley	7,640,000.00	EUR	10,061,502	Fixed 2.805%	EUR-Euribor-telerate	Mar 2047	(125,294)
Morgan Stanley	17,790,000.00	EUR	23,428,549	EUR-Euribor-telerate	Fixed 2.780%	Mar 2027	(291,750)
Morgan Stanley	7,640,000.00	EUR	10,061,502	Fixed 2.805%	EUR-Euribor-telerate	Mar 2047	(125,294)
Morgan Stanley	41,460,000.00	EUR	54,600,766	Fixed 2.645%	EUR-Euribor-telerate	Mar 2047	(1,312,196)
Morgan Stanley	96,660,000.00	EUR	127,296,432	EUR-Euribor-telerate	Fixed 2.615%	Mar 2027	(3,059,258)
Morgan Stanley	9,700,000	EUR	12,774,420	EUR-Euribor-telerate	Fixed 1.475%	Mar 2021	--
Morgan Stanley	22,020,000	EUR	28,999,249	Fixed .825%	EUR-Euribor-telerate	Mar 2017	--
			$670,400,234				($8,547,664)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the period ended April 30, 2013 to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2013 where the Fund acted as a Seller of protection.

29

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

								Unamortized
		Implied						Upfront	Unrealized
		Credit	Notional		USD Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Counterparty	Reference Obligation	Spread	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

SELL
BNP Paribas	CDX North America High Yield 20 5Y	3.64%	30,000,000	USD	$31,837,449	5.000%	Jun 2018	$898,588	($723,588)	$175,000
Morgan Stanley	CDX North America High Yield 20 5Y	3.64%	40,000,000	USD	42,449,932	5.000%	Jun 2018	1,182,353	(949,020)	233,333
					$74,287,381			$2,080,941	($1,672,608)	$408,333

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike.

During the period ended April 30, 2013, the Fund used variance swaps to maintain diversity and liquidity of the portfolio and manage against anticipated changes in securities markets/volatility. The following table summarizes the variance swap contracts held as of April 30, 2013.

								Unrealized
							Volatility	Appreciation
			Notional	USD Notional	Pay/ Receive	Maturity	Strike	(Depreciation)/
Counterparty	Reference entity	Currency	Amount	Amount	Variance	Date	Price	Market Value

Morgan Stanley	China Enterprise Index	HKD	762,600	$98,196	Receive	Dec 2013	37.70%	($1,187,800)
Morgan Stanley	FTSE 100	GBP	62,000	98,059	Receive	Dec 2013	27.80%	969,107
BNP Paribas	China Enterprise Index	HKD	500,000	64,451	Receive	Dec 2013	36.50%	720,486
BNP Paribas	FTSE 100	GBP	57,000	88,766	Receive	Dec 2013	26.50%	765,206
BNP Paribas	FTSE 100	GBP	16,178	25,725	Receive	Dec 2014	28.50%	225,811
BNP Paribas	FTSE 100	GBP	34,377	54,788	Receive	Dec 2014	28.20%	470,267
BNP Paribas	FTSE 100	GBP	35,000	56,759	Receive	Dec 2014	25.20%	359,612
BNP Paribas	FTSE 100	GBP	35,000	56,760	Receive	Dec 2013	24.00%	430,122
BNP Paribas	FTSE 100	GBP	44,000	70,436	Receive	Dec 2014	26.90%	540,126
BNP Paribas	China Enterprise Index	HKD	109,541	14,123	Receive	Dec 2014	34.25%	(105,445)
BNP Paribas	China Enterprise Index	HKD	317,178	40,891	Receive	Dec 2014	34.00%	(296,795)
BNP Paribas	China Enterprise Index	HKD	450,000	58,041	Receive	Dec 2014	33.30%	(391,421)
BNP Paribas	China Enterprise Index	HKD	450,000	58,041	Receive	Dec 2013	32.60%	479,905
BNP Paribas	China Enterprise Index	HKD	480,000	61,891	Receive	Dec 2014	33.65%	(437,260)
BNP Paribas	FTSE 100	GBP	90,000	143,901	Receive	Dec 2014	25.00%	(895,451)
BNP Paribas	China Enterprise Index	HKD	800,000	103,203	Receive	Dec 2014	33.50%	(701,747)
				$1,094,031				$944,723

30

Global Absolute Return Strategies Fund
As of 4-30-13 (Unaudited)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even. The Fund used inflation swaps to maintain diversity and liquidity of the portfolio and manage against anticipated changes in inflation. The following table summarizes the inflation swap contracts the Fund during the period ended April 30, 2013.

							Unrealized
							Appreciation
	Notional		USD Notional	Payments Made by	Payments Received by	Maturity	(Depreciation)/
Counterparty	Amount	Currency	Amount	Fund	Fund	Date	Market Value

Royal Bank of Scotland PLC	6,017,410	USD	$6,017,410	USD - Non-Revised CPI	Fixed 2.755%	Dec 2017	$37,183
Royal Bank of Scotland PLC	10,572,590	USD	10,572,590	USD - Non-Revised CPI	Fixed 2.815%	Dec 2017	82,854
Royal Bank of Scotland PLC	1,900,000	GBP	2,951,365	Fixed 3.16%	GBP- Non Revised RPI	Jan 2023	55,701
BNP Paribas	600,000	GBP	932,010	Fixed 3.18%	GBP- Non Revised RPI	Jan 2023	15,503
Royal Bank of Scotland PLC	5,011,000	USD	5,011,000	USD - Non-Revised CPI	Fixed 2.710%	Apr 2018	11,731
Royal Bank of Scotland PLC	6,089,000	USD	6,089,000	USD - Non-Revised CPI	Fixed 2.710%	Apr 2018	12,162

			$31,573,375				$215,134

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

31

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.

395Q3 4/13
6/13

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: June 26, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 26, 2013